UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Secured Credit Portfolio (Formerly, BlackRock Multi-Sector Bond Portfolio)

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Conservative Prepared Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 40.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	93,630	$ 2,178,763
BlackRock Equity Dividend Fund, Institutional Class	181,983	3,517,734
BlackRock Global Dynamic Equity Fund, Institutional Class	204,405	2,403,803
BlackRock International Fund, Institutional Class	61,984	728,934
BlackRock International Opportunities Portfolio, Institutional Class	21,126	641,599
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	41,211	993,998
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	14,248	500,257
iShares Dow Jones U.S. Technology Sector Index Fund	16,484	1,174,485
iShares MSCI Emerging Markets Index Fund	46,156	1,808,854
iShares MSCI Germany Index Fund	60,470	1,197,306
Master Basic Value LLC	$3,307,656	3,307,656
Master Large Cap Growth Portfolio	$5,092,623	5,092,623
Master Value Opportunities LLC	$489,645	489,645
		24,035,657

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds – 56.6%
BlackRock High Yield Bond Portfolio, BlackRock Class	187,330	$ 1,444,317
Master Total Return Portfolio	$32,166,410	32,166,410

		33,610,727

Short-Term Securities – 2.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	1,534,268	1,534,268
Total Affiliated Investment Companies (Cost – $57,250,420*) – 99.7%		59,180,652
Other Assets Less Liabilities – 0.3%		206,988

Net Assets – 100.0%		$59,387,640

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$57,225,651

Gross unrealized appreciation	$4,907,398
Gross unrealized depreciation	(2,952,397)

Net unrealized appreciation	$1,955,001

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income

	BlackRock Capital Appreciation Fund, Inc., BlackRock Class	105,161	30,637		42,168	93,630	$2,178,763	$202,543	–
	BlackRock Equity Dividend Fund, Institutional Class	224,423	56,804		99,244	181,983	$3,517,734	$78,527	$72,385
	BlackRock Floating Rate Income Portfolio, Institutional Class	306,775	13,524		320,299	–	–	$(92,200)	$19,872
	BlackRock Global Dynamic Equity Fund, Institutional Class	184,102	31,688		11,385	204,405	$2,403,803	$(8,226)	$62,665
	BlackRock Global Emerging Markets Fund, Inc., Institutional Class	40,794	36,571		77,365	–	–	$166,978	$3,976
	BlackRock High Yield Bond Portfolio, BlackRock Class	483,546	49,191		345,407	187,330	$1,444,317	$11,811	$92,640
	BlackRock International Fund, Institutional Class	–	152,970		90,986	61,984	$728,934	$(112,334)	–
	BlackRock International Opportunities Portfolio, Institutional Class	30,270	28,309		37,453	21,126	$641,599	$(61,051)	$31,311
	BlackRock Latin America Fund, Inc., Institutional Class	3,785	551		4,336	–	–	$24,577	$2,109
	BlackRock Liquidity Funds, TempFund, Institutional Class	185,709	1,348,559	[1]	–	1,534,268	$1,534,268	–	$1,357
	BlackRock Pacific Fund, Inc., Institutional Class	39,570	7,273		46,843	–	–	$7,958	$5,117
	BlackRock Small Cap Growth Equity Portfolio, Institutional Class	37,293	6,218		2,300	41,211	$993,998	$22,833	–
	BlackRock U.S. Opportunities Portfolio, Institutional Class	11,815	3,204		771	14,248	$500,257	$46,101	–
	iShares Dow Jones U.S. Technology Sector Index Fund	–	16,484		–	16,484	$1,174,485	–	–
	iShares MSCI Emerging Markets Index Fund	–	46,156		–	46,156	$1,808,854	–	–
	iShares MSCI Germany Index Fund	–	60,470		–	60,470	$1,197,306	–	–
	Master Basic Value LLC	$1,332,002	$1,975,654	[1]	–	$3,307,656	$3,307,656	$95,079	$34,562
	Master Large Cap Growth Portfolio	$2,689,455	$2,403,168	[1]	–	$5,092,623	$5,092,623	$198,002	$58,670
	Master Total Return Portfolio	$24,149,833	$8,016,577	[1]	–	$32,166,410	$32,166,410	$225,871	$1,030,060
	Master Value Opportunities LLC	$369,269	$120,376	[1]	–	$489,645	$489,645	$47,577	$4,050

[1] Represents	net shares/beneficial interest purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2012	1

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$18,124,318	$41,056,334	–	$59,180,652

There were no transfers between levels during the period ended June 30, 2012.

2	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Moderate Prepared Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 60.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	266,263	$ 6,195,942
BlackRock Equity Dividend Fund, Institutional Class	519,598	10,043,831
BlackRock Global Dynamic Equity Fund, Institutional Class	489,549	5,757,094
BlackRock International Fund, Institutional Class	133,475	1,569,669
BlackRock International Opportunities Portfolio, Institutional Class	56,899	1,728,034
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	98,709	2,380,869
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	32,538	1,142,406
iShares Dow Jones U.S. Technology Sector Index Fund	25,593	1,823,501
iShares MSCI Emerging Markets Index Fund	71,663	2,808,473
iShares MSCI Germany Index Fund	93,886	1,858,943
Master Basic Value LLC	$7,798,656	7,798,656
Master Large Cap Growth Portfolio	$11,607,630	11,607,630
Master Value Opportunities LLC	$1,176,448	1,176,448
		55,891,496

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds – 38.3%
BlackRock High Yield Bond Portfolio, BlackRock Class	250,366	$1,930,321
Master Total Return Portfolio	$33,176,514	33,176,514

		35,106,835

Short-Term Securities – 1.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	880,079	880,079

Total Affiliated Investment Companies (Cost – $88,005,102*) – 100.2%		91,878,410
Liabilities in Excess of Other Assets – (0.2)%		(180,126)

Net Assets – 100.0%		$91,698,284

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$87,612,321

	Gross unrealized appreciation	$9,067,791
	Gross unrealized depreciation	(4,801,702)

	Net unrealized appreciation	$4,266,089

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	316,881	55,299		105,917	266,263	$6,195,942	$322,208	–
BlackRock Equity Dividend Fund, Institutional Class	567,011	171,412		218,825	519,598	$10,043,831	$142,275	$172,593
BlackRock Floating Rate Income Portfolio, Institutional Class	356,047	6,059		362,106	–	–	$(111,571)	$22,407
BlackRock Global Dynamic Equity Fund, Institutional Class	482,733	41,501		34,685	489,549	$5,757,094	$(32,246)	$155,597
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	68,071	53,524		121,595	–	–	$267,626	$6,282
BlackRock High Yield Bond Portfolio, BlackRock Class	815,583	39,387		604,604	250,366	$1,930,321	$(25,311)	$136,715
BlackRock International Fund, Institutional Class	–	242,358		108,883	133,475	$1,569,669	$(156,805)	–
BlackRock International Opportunities Portfolio, Institutional Class	79,278	54,316		76,695	56,899	$1,728,034	$(77,133)	$73,556
BlackRock Latin America Fund, Inc., Institutional Class	6,239	402		6,641	–	–	$36,741	$3,292
BlackRock Liquidity Funds, TempFund, Institutional Class	–	880,079	[1]	–	880,079	$880,079	–	$1,556
BlackRock Pacific Fund, Inc., Institutional Class	90,243	8,689		98,932	–	–	$2,913	$11,061
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	97,833	7,918		7,042	98,709	$2,380,869	$53,042	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	29,543	5,197		2,202	32,538	$1,142,406	$109,104	–
iShares Dow Jones US Technology Sector Index Fund	–	25,593		–	25,593	$1,823,501	–	–
iShares MSCI Emerging Markets Index Fund	–	71,663		–	71,663	$2,808,473	–	–
iShares MSCI Germany Index Fund	–	93,886		–	93,886	$1,858,943	–	–
Master Basic Value LLC	$4,323,485	$3,475,171	[1]	–	$7,798,656	$7,798,656	$240,276	$97,768
Master Large Cap Growth Portfolio	$6,701,650	$4,905,980	[1]	–	$11,607,630	$11,607,630	$422,155	$132,684
Master Total Return Portfolio	$26,153,552	$7,022,962	[1]	–	$33,176,514	$33,176,514	$217,429	$1,047,143
Master Value Opportunities LLC	$971,562	$204,886	[1]	–	$1,176,448	$1,176,448	$116,261	$9,988

    1   Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2012	3

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$38,119,162	$53,759,248	–	$91,878,410

There were no transfers between levels during the period ended June 30, 2012.

4	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Growth Prepared Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 80.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	268,300	$6,243,347
BlackRock Equity Dividend Fund, Institutional Class	447,520	8,650,562
BlackRock Global Dynamic Equity Fund, Institutional Class	497,227	5,847,392
BlackRock International Fund, Institutional Class	110,422	1,298,563
BlackRock International Opportunities Portfolio, Institutional Class	82,292	2,499,195
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	100,255	2,418,161
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	35,259	1,237,948
iShares Dow Jones U.S. Technology Sector Index Fund	16,756	1,193,865
iShares MSCI Emerging Markets Index Fund	46,917	1,838,677
iShares MSCI Germany Index Fund	61,466	1,217,027
Master Basic Value LLC	$6,064,236	6,064,236
Master Large Cap Growth Portfolio	$8,391,208	8,391,208
Master Value Opportunities LLC	$1,194,798	1,194,798

		48,094,979

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds – 17.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	98,326	$758,091
Master Total Return Portfolio	$9,982,479	9,982,479

		10,740,570

Short-Term Securities – 2.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	1,446,869	1,446,869

Total Affiliated Investment Companies (Cost – $57,453,533*) – 100.2%		60,282,418
Liabilities in Excess of Other Assets – (0.2)%		(131,010)

Net Assets – 100.0%		$60,151,408

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$56,754,648

	Gross unrealized appreciation	$7,360,696
	Gross unrealized depreciation	(3,832,926)

	Net unrealized appreciation	$3,527,770

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	359,858	11,313		102,871		268,300	$6,243,347	$280,123	–
BlackRock Equity Dividend Fund, Institutional Class	595,444	30,530		178,454		447,520	$8,650,562	$113,402	$178,453
BlackRock Floating Rate Income Portfolio, Institutional Class	151,619	2,154		153,773		–	–	$(44,805)	$9,618
BlackRock Global Dynamic Equity Fund, Institutional Class	515,890	33,119		51,782		497,227	$5,847,392	$(40,807)	$164,976
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	53,369	33,548		86,917		–	–	$186,866	$4,887
BlackRock High Yield Bond Portfolio, BlackRock Class	385,575	14,887		302,136		98,326	$758,091	$(35,251)	$62,010
BlackRock International Fund, Institutional Class	–	188,643		78,221		110,422	$1,298,563	$(110,271)	–
BlackRock International Opportunities Portfolio, Institutional Class	84,807	52,969		55,484		82,292	$2,499,195	$(139,464)	$76,442
BlackRock Latin America Fund, Inc., Institutional Class	4,867	184		5,051		–	–	$68,212	$2,547
BlackRock Liquidity Funds, TempFund, Institutional Class	–	1,446,869	[1]	–		1,446,869	$1,446,869	–	$930
BlackRock Pacific Fund, Inc., Institutional Class	89,794	6,664		96,458		–	–	$(48,949)	$10,916
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	104,552	6,205		10,502		100,255	$2,418,161	$64,137	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	33,687	5,113		3,541		35,259	$1,237,948	$122,831	–
iShares Dow Jones U.S. Technology Sector Index Fund	–	16,756		–		16,756	$1,193,865	–	–
iShares MSCI Emerging Markets Index Fund	–	46,917		–		46,917	$1,838,677	–	–
iShares MSCI Germany Index Fund	–	61,466		–		61,466	$1,217,027	–	–
Master Basic Value LLC	$5,052,582	$1,011,654	[1]	–		$6,064,236	$6,064,236	$245,566	$103,946
Master Large Cap Growth Portfolio	$6,992,972	$1,398,236	[1]	–		$8,391,208	$8,391,208	$385,938	$129,085
Master Total Return Portfolio	$10,869,496	–		$887,017	[2]	$9,982,479	$9,982,479	$67,180	$382,303
Master Value Opportunities LLC	$1,038,581	$156,217	[1]	–		$1,194,798	$1,194,798	$118,998	$10,357

[1] Represents net shares/beneficial interest purchased.
[2] Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2012	5

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$34,649,697	$25,632,721	–	$60,282,418

There were no transfers between levels during the period ended June 30, 2012.

6	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 100.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	278,946	$6,491,065
BlackRock Equity Dividend Fund, Institutional Class	347,408	6,715,403
BlackRock Global Dynamic Equity Fund, Institutional Class	282,610	3,323,488
BlackRock International Fund, Institutional Class	63,177	742,959
BlackRock International Opportunities Portfolio, Institutional Class	54,257	1,647,800
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	70,985	1,712,147
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	26,192	919,588
iShares Dow Jones U.S. Technology Sector Index Fund	10,391	740,359
iShares MSCI Emerging Markets Index Fund	29,096	1,140,272
iShares MSCI Germany Index Fund	38,119	754,756
Master Basic Value LLC	$6,486,209	6,486,209

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds (concluded)
Master Large Cap Growth Portfolio	$5,848,316	$5,848,316
Master Value Opportunities LLC	$849,506	849,506

		37,371,868

Short-Term Securities – 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	23,748	23,748

Total Affiliated Investment Companies (Cost – $34,601,298*) – 100.4%		37,395,616
Liabilities in Excess of Other Assets –(0.4)%		(153,698)

Net Assets – 100.0%		$37,241,918

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$35,024,160

Gross unrealized appreciation	$4,284,415
Gross unrealized depreciation	(1,912,959)

Net unrealized appreciation	$2,371,456

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income

BlackRock Capital Appreciation Fund, Inc., BlackRock Class	284,860	105,102		111,016	278,946	$6,491,065	$(6,381)	–
BlackRock Equity Dividend Fund, Institutional Class	408,780	141,651		203,023	347,408	$6,715,403	$92,457	$113,481
BlackRock Global Dynamic Equity Fund, Institutional Class	299,372	19,458		36,220	282,610	$3,323,488	$26,179	$95,487
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	29,091	19,373		48,464	–	–	$104,772	$2,656
BlackRock International Fund, Institutional Class	–	94,957		31,780	63,177	$742,959	$(40,963)	–
BlackRock International Opportunities Portfolio, Institutional Class	61,284	37,326		44,353	54,257	$1,647,800	$(107,860)	$54,624
BlackRock Latin America Fund, Inc., Institutional Class	2,634	112		2,746	–	–	$14,805	$1,375
BlackRock Liquidity Funds, TempFund, Institutional Class	–	23,748	[1]	–	23,748	$23,748	–	$505
BlackRock Money Market Portfolio, Institutional Class	657,425	11,806		669,231	–	–	$3	–
BlackRock Pacific Fund, Inc., Institutional Class	61,516	4,623		66,139	–	–	$(4,335)	$7,469
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	75,562	4,551		9,128	70,985	$1,712,147	$53,487	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	25,548	3,900		3,256	26,192	$919,588	$91,822	–
iShares Dow Jones U.S. Technology Sector Index Fund	–	10,391		–	10,391	$740,359	–	–
iShares MSCI Emerging Markets Index Fund	–	29,096		–	29,096	$1,140,272	–	–
iShares MSCI Germany Index Fund	–	38,119		–	38,119	$754,756	–	–
Master Basic Value LLC	$4,157,252	$2,328,957	[1]	–	$6,486,209	$6,486,209	$191,547	$86,194
Master Large Cap Growth Portfolio	$4,713,663	$1,134,653	[1]	–	$5,848,316	$5,848,316	$226,856	$81,662
Master Value Opportunities LLC	$753,615	$95,891	[1]	–	$849,506	$849,506	$85,849	$7,494
[1]	Represents net shares/beneficial interest purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2012	7

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market - corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$24,211,585	$13,184,031	–	$37,395,616

There were no transfers between levels during the period ended June 30, 2012.

8	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35 (a)	USD	10,748	$11,964,185
Series 2010-2A, Class A, 4.07%, 1/15/28 (a)		2,549	2,645,616
Series 2010-3A, Class A, 3.82%, 1/15/32 (a)		8,553	8,713,408
Series 2012-1A, Class A, 4.21%, 8/15/41 (a)		4,265	4,310,903
AH Mortgage Advance Trust:
Series SART-1, Class A1R, 2.23%, 5/10/13 (a)		3,315	3,316,949
Series SART-3, Class 1A1, 2.98%, 3/13/13 (a)		4,825	4,862,212
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/15		3,450	3,530,769
Series 2012-2, Class C, 2.64%, 2/08/16		2,965	3,019,248
Series 2012-2, Class D, 3.38%, 3/08/16		4,000	4,022,538
Series 2012-3, Class C, 2.42%, 4/08/18		2,810	2,809,719
Series 2012-3, Class D, 3.03%, 6/08/16		1,860	1,859,256
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 1/15/16		1,810	1,817,148
Series 2012-1, Class C, 2.20%, 1/15/16		1,085	1,094,424
Series 2012-1, Class D, 3.09%, 1/15/16		1,360	1,364,930
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.84%, 4/07/15 (a)(b)		2,620	2,620,000
Series 2012-1A, Class C, 2.24%, 5/07/15 (a)(b)		1,685	1,684,832
Conseco Financial Corp., Series 1996-7, Class A6, 7.65%, 10/15/27 (b)		170	171,703
Countrywide Asset-Backed Certificates:
Series 2004-14, Class A4, 0.53%, 6/25/35 (b)		104	103,508
Series 2007-12, Class 2A1, 0.60%, 5/25/29 (b)		1,213	1,196,884
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18 (a)		6,005	6,000,814
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/14 (a)		2,105	2,136,365
Series 2012-1A, Class B, 2.26%, 2/18/14 (a)		2,900	2,900,227
Series 2012-1A, Class C, 3.38%, 7/15/14 (a)		1,500	1,500,257
Series 2012-1A, Class D, 4.94%, 5/15/15 (a)		3,750	3,755,343
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class D, 2.41%, 9/15/13 (a)		1,560	1,569,650
Series 2011-2, Class C, 2.37%, 9/15/13		3,710	3,715,759
Series 2011-2, Class D, 2.86%, 9/15/13		2,575	2,578,835

Asset-Backed Securities	Par (000)		Value

Series 2012-1, Class B, 1.14%, 1/15/14 (b)	USD	1,490	$1,490,379
Series 2012-1, Class C, 1.74%, 1/15/14 (b)		4,150	4,151,888
Series 2012-1, Class D, 2.34%, 1/15/14 (b)		3,890	3,891,978
Series 2012-2, Class C, 2.86%, 1/15/17		980	988,005
Series 2012-2, Class D, 3.50%, 1/15/17		1,725	1,738,744
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	1,151	1,461,425
GSAA Trust:
Series 2005-11, Class 2A1, 0.53%, 10/25/35 (b)	USD	4,241	3,267,824
Series 2006-5, Class 2A1, 0.32%, 3/25/36 (b)		1,238	558,128
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37 (b)		2,344	2,303,134
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 3/15/16		2,420	2,436,010
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		145	144,844
Nelnet Student Loan Trust, Series 2008-3, Class A4, 2.12%, 11/25/17 (b)		5,310	5,516,505
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.34%, 5/25/37 (b)		50	50,113
PFS Financing Corp., Series 2012-AA, Class A, 1.44%, 2/17/14 (a)(b)		4,160	4,175,177
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 6/15/13 (a)		6,232	6,187,626
Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)		4,109	4,073,723
Series 2011-WO, Class B, 2.32%, 1/15/14 (a)		18,477	18,553,569
Series 2011-WO, Class C, 3.19%, 8/15/14 (a)		6,140	6,174,476
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 7/15/13 (a)		3,134	3,127,020
Series 2011-S1A, Class D, 3.10%, 3/15/13 (a)		5,869	5,884,624
Series 2012-1, Class B, 2.72%, 8/15/14		2,110	2,144,452
Series 2012-1, Class C, 3.78%, 6/15/15		2,845	2,927,560
Series 2012-2, Class C, 3.20%, 9/15/15		1,525	1,541,096
Series 2012-2, Class D, 3.87%, 1/15/16		2,315	2,338,150
Series 2012-3, Class B, 1.94%, 12/15/16		5,430	5,432,604
Series 2012-3, Class C, 3.01%, 4/16/18		7,400	7,411,194
Series 2012-3, Class D, 3.64%, 5/15/18		6,090	6,109,112
Series 2012-4, Class C, 2.94%, 3/15/16		5,135	5,133,755
Series 2012-4, Class D, 3.50%, 7/15/16		6,935	6,933,880

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AKA	Also Known As	GBP	British Pound
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	GO	General Obligation Bonds
	CHF	Swiss Franc	LIBOR	London Interbank Offered Rate
	CNY	Chinese Yuan	MXN	Mexican Peso
	DIP	Debtor In Possession	NOK	Norwegian Krone
	EUR	Euro	RB	Revenue Bonds
	EURIBOR	Euro Interbank Offered Rate	TBA	To-be-announced
	FKA	Formerly Known As	USD	US Dollar

BLACKROCK FUNDS II	JUNE 30, 2012	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Scholar Funding Trust, Series 2011-A, Class A, 1.37%, 7/28/34 (a)(b)	USD	10,663	$10,438,470
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.87%, 3/15/22 (b)		5,522	5,350,140
Series 2004-B, Class A2, 0.67%, 6/15/21 (b)		2,185	2,113,459
Series 2005-B, Class A2, 0.65%, 3/15/23 (b)		4,163	4,032,706
Series 2008-5, Class A4, 2.17%, 7/25/23 (b)		7,925	8,241,708
Series 2011-C, Class A2B, 4.54%, 11/15/18 (a)		3,190	3,383,898
Series 2012-A, Class A1, 1.64%, 4/15/16 (a)(b)		2,942	2,964,482
Series 2012-B, Class A2, 3.48%, 9/15/17 (a)		10,000	10,264,482
Series 2012-C, Class A1, 1.34%, 1/15/16 (a)(b)		6,550	6,555,175
Series 2012-C, Class A2, 3.31%, 5/15/17 (a)		10,105	10,169,429
Structured Asset Securities Corp.:
Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		1,293	1,258,146
Series 2007-BC1, Class A2, 0.30%, 2/25/37 (b)		451	440,512
Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26 (a)		5,006	5,143,313
U.S. Small Business Administration, Series 2003-10A, Class 1, 4.63%, 3/10/13		2,524	2,581,227

Total Asset-Backed Securities – 8.5%			274,349,624

Corporate Bonds	Par (000)		Value

Aerospace & Defense – 0.1%
United Technologies Corp.:
3.10%, 6/01/22		1,490	1,561,314
4.50%, 6/01/42		1,340	1,471,863

			3,033,177

Auto Components – 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		2,875	3,131,349

Building Products – 0.0%
Lafarge SA, 7.13%, 7/15/36		1,454	1,439,460

Capital Markets – 0.6%
Bank of Scotland Plc, 5.25%, 2/21/17 (a)		4,705	5,176,107
Credit Suisse AG, 5.40%, 1/14/20		2,275	2,366,155
The Goldman Sachs Group, Inc., 5.75%, 1/24/22		10,185	10,751,327

			18,293,589

Chemicals – 0.1%
The Dow Chemical Co., 4.13%, 11/15/21		3,050	3,271,439

Commercial Banks – 1.8%
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (a)		5,960	6,268,364
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		14,280	14,494,200
HSBC Bank Plc, 3.10%, 5/24/16 (a)		6,830	7,052,678
HSBC Holdings Plc, 6.10%, 1/14/42		2,655	3,251,512
Sparebank 1 Boligkreditt AS, 2.30%, 6/30/17 (a)		8,650	8,687,541
The Toronto-Dominion Bank, 1.63%, 9/14/16 (a)		7,555	7,695,191
Wells Fargo & Co., 3.50%, 3/08/22		9,495	9,770,004

			57,219,490

Corporate Bonds	Par (000)		Value

Consumer Finance – 0.7%
Discover Bank:
8.70%, 11/18/19	USD	3,035	$3,770,678
7.00%, 4/15/20		715	832,168
SLM Corp.:
0.77%, 1/27/14 (b)		6,750	6,447,965
4.42%, 1/31/14 (b)		3,850	3,777,004
6.25%, 1/25/16		6,974	7,322,700

			22,150,515

Diversified Financial Services – 3.5%
Bank of America Corp.:
6.50%, 8/01/16		2,760	3,030,850
3.88%, 3/22/17		4,875	4,966,148
7.63%, 6/01/19		2,850	3,351,261
5.70%, 1/24/22		12,555	13,826,746
The Bear Stearns Cos. LLC, 6.95%, 8/10/12		3,575	3,597,476
BP Capital Markets Plc:
3.88%, 3/10/15		1,200	1,285,926
3.13%, 10/01/15		3,380	3,593,379
Caisse Centrale Desjardins du Quebec:
2.55%, 3/24/16 (a)		5,030	5,293,844
1.60%, 3/06/17 (a)		5,110	5,167,283
Citigroup, Inc.:
4.59%, 12/15/15		17,130	17,919,282
4.45%, 1/10/17		1,850	1,939,250
General Electric Capital Corp., 5.30%, 2/11/21		2,665	2,991,148
JPMorgan Chase & Co., 3.15%, 7/05/16		4,362	4,485,898
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		17,085	19,052,731
6.00%, 10/01/17		1,940	2,172,067
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)		2,970	3,217,030
Osprey Trust/Osprey I, Inc., 7.80%, 1/15/49 (a)(b)(c)(d)		2,375	–
Tiers Trust, Series 2012-01, 2.22%, 5/12/14 (a)(b)		17,490	17,490,000

			113,380,319

Diversified Telecommunication Services – 0.4%
Verizon Communications, Inc.:
3.50%, 11/01/21		4,350	4,631,306
6.40%, 2/15/38		6,041	7,844,673

			12,475,979

Electric Utilities – 1.4%
Alabama Power Co., 3.95%, 6/01/21		4,490	4,909,227
Carolina Power & Light Co., 5.30%, 1/15/19		2,425	2,910,786
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,191	1,591,676
5.95%, 12/15/36		1,270	1,435,793
Duke Energy Carolinas LLC, 4.25%, 12/15/41		3,240	3,492,759
Exelon Generation Co. LLC, 4.25%, 6/15/22 (a)		1,764	1,769,659
Florida Power & Light Co.:
5.95%, 2/01/38		1,410	1,873,141
5.69%, 3/01/40		400	519,912
Florida Power Corp., 5.90%, 3/01/33		780	972,036
Georgia Power Co., 3.00%, 4/15/16		4,115	4,400,178
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,500	3,168,133
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		3,325	4,124,134
6.50%, 9/15/37		875	1,151,918
PacifiCorp:
5.50%, 1/15/19		3,600	4,304,185
6.25%, 10/15/37		4,200	5,647,421

2	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Electric Utilities (concluded)
Southern California Edison Co., Series 2008-A, 5.95%, 2/01/38	USD	1,000	$1,318,713
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		2,605	2,735,818

			46,325,489

Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc., 8.25%, 3/15/18		13,030	15,277,675

Energy Equipment & Services – 0.7%
Ensco Plc:
3.25%, 3/15/16		1,740	1,827,146
4.70%, 3/15/21		3,632	3,956,116
Transocean, Inc.:
5.05%, 12/15/16		7,350	7,972,133
6.00%, 3/15/18		5,370	5,998,317
6.50%, 11/15/20		2,918	3,309,855

			23,063,567

Food & Staples Retailing – 0.0%
Wal-Mart Stores, Inc., 5.63%, 4/01/40		1,177	1,519,912

Food Products – 0.7%
Kraft Foods Group, Inc.:
3.50%, 6/06/22 (a)		4,375	4,489,459
5.00%, 6/04/42 (a)		1,114	1,179,031
Kraft Foods, Inc.:
6.50%, 8/11/17		10,565	12,818,377
6.50%, 2/09/40		3,510	4,508,911

			22,995,778

Gas Utilities – 0.1%
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		2,485	3,173,790

Health Care Equipment & Supplies – 0.7%
Boston Scientific Corp.:
4.50%, 1/15/15		1,805	1,923,325
6.25%, 11/15/15		10,860	12,163,167
6.40%, 6/15/16		1,555	1,790,833
5.13%, 1/12/17		6,311	6,994,557

			22,871,882

Health Care Providers & Services – 0.0%
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,380	1,451,369

Hotels, Restaurants & Leisure – 0.2%
Wyndham Worldwide Corp., 4.25%, 3/01/22		6,080	6,122,201

Independent Power Producers & Energy Traders – 0.2%
Ipalco Enterprises, Inc., 5.00%, 5/01/18		7,350	7,441,875

Insurance – 3.3%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	3,400	3,875,329
American International Group, Inc.:
3.80%, 3/22/17	USD	7,542	7,688,239
5.45%, 5/18/17		3,790	4,114,367
4.88%, 6/01/22		5,780	5,914,223
AXA SA, 5.25%, 4/16/40 (b)	EUR	1,950	1,966,953
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)	USD	2,243	2,195,765
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		3,125	3,347,428
Hartford Life Global Funding Trusts, 0.65%, 6/16/14 (b)		12,800	12,565,299
Lincoln National Corp., 7.00%, 6/15/40		2,500	2,948,740
Manulife Financial Corp., 3.40%, 9/17/15		11,650	11,972,402
Metropolitan Life Global Funding I:
2.88%, 9/17/12 (a)		1,100	1,104,609
2.50%, 1/11/13 (a)		11,365	11,471,320
5.13%, 6/10/14 (a)		3,625	3,887,320

Corporate Bonds	Par (000)		Value

Insurance (concluded)
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	2,500	$3,099,880
New York Life Global Funding, 5.25%, 10/16/12 (a)	USD	4,825	4,891,381
Pricoa Global Funding I, 5.40%, 10/18/12 (a)		3,950	4,000,378
Prudential Financial, Inc.:
4.75%, 9/17/15		7,995	8,607,513
7.38%, 6/15/19		2,760	3,368,522
5.38%, 6/21/20		3,470	3,839,850
4.50%, 11/15/20		4,840	5,130,376

			105,989,894

Life Sciences Tools & Services – 0.0%
Life Technologies Corp., 6.00%, 3/01/20		635	744,961

Media – 3.6%
CBS Corp.:
4.63%, 5/15/18		1,635	1,784,029
8.88%, 5/15/19		3,650	4,826,709
5.75%, 4/15/20		2,610	3,035,634
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,050	2,984,222
Comcast Corp.:
5.88%, 2/15/18		4,079	4,823,324
6.95%, 8/15/37		3,155	4,052,332
4.65%, 7/15/42		5,756	5,758,636
COX Communications, Inc., 8.38%, 3/01/39 (a)		8,375	11,786,071
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		4,180	4,785,845
5.15%, 3/15/42		1,920	1,932,382
Discovery Communications LLC, 3.70%, 6/01/15		1,990	2,126,084
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		13,030	14,723,900
NBCUniversal Media LLC, 5.15%, 4/30/20		9,964	11,439,379
News America, Inc.:
7.75%, 1/20/24		1,285	1,541,824
8.50%, 2/23/25		2,595	3,261,580
7.63%, 11/30/28		850	1,002,991
TCI Communications, Inc., 7.88%, 2/15/26		2,540	3,423,966
Time Warner Cable, Inc.:
5.88%, 11/15/40		5,060	5,663,081
5.50%, 9/01/41		4,450	4,842,001
Time Warner, Inc., 4.70%, 1/15/21		2,170	2,418,087
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		19,931	21,674,963

			117,887,040

Metals & Mining – 0.3%
Cliffs Natural Resources, Inc., 6.25%, 10/01/40		270	265,156
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22		4,670	4,594,710
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)		3,070	3,150,296

			8,010,162

Multiline Retail – 0.5%
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		7,875	9,077,198
7.45%, 7/15/17		5,326	6,485,225

			15,562,423

Multi-Utilities – 0.3%
CenterPoint Energy, Inc., 6.50%, 5/01/18		1,500	1,781,027
Dominion Resources, Inc., 1.95%, 8/15/16		5,432	5,535,398

BLACKROCK FUNDS II	JUNE 30, 2012	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Multi-Utilities (concluded)
SCANA Corp., 4.13%, 2/01/22	USD	2,000	$2,018,080

			9,334,505

Oil, Gas & Consumable Fuels – 2.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		13,025	14,780,483
6.38%, 9/15/17		6,357	7,384,507
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		2,440	2,831,808
Energy Transfer Partners LP, 6.50%, 2/01/42		7,200	7,715,808
Enterprise Products Operating LLC:
Series L, 6.30%, 9/15/17		4,800	5,729,352
6.13%, 10/15/39		4,520	5,120,360
Kinder Morgan Energy Partners LP:
6.55%, 9/15/40		1,145	1,305,854
6.38%, 3/01/41		1,630	1,858,404
Marathon Petroleum Corp., 6.50%, 3/01/41		7,876	8,950,743
Nexen, Inc., 7.50%, 7/30/39		7,075	8,245,835
Pride International, Inc., 6.88%, 8/15/20		2,435	2,987,674
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		4,335	4,172,438
Valero Energy Corp., 6.63%, 6/15/37		1,850	2,074,381
Western Gas Partners LP:
5.38%, 6/01/21		6,316	6,991,117
4.00%, 7/01/22		2,850	2,850,000

			82,998,764

Paper & Forest Products – 0.8%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		13,030	14,353,496
International Paper Co.:
4.75%, 2/15/22		5,405	5,899,763
6.00%, 11/15/41		3,810	4,295,470

			24,548,729

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,750	1,840,611
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		4,250	4,470,057

			6,310,668

Real Estate Investment Trusts (REITs) – 0.6%
ERP Operating LP, 4.63%, 12/15/21		4,355	4,730,283
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		2,720	2,825,639
Vornado Realty LP, 5.00%, 1/15/22		10,505	11,108,376

			18,664,298

Road & Rail – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (a)		6,175	6,211,927

Software – 0.2%
Oracle Corp., 5.38%, 7/15/40		3,900	4,778,397

Tobacco – 0.2%
Philip Morris International, Inc.:
4.88%, 5/16/13		2,965	3,074,927
6.88%, 3/17/14		900	993,644
4.50%, 3/26/20		2,800	3,235,761

			7,304,332

Wireless Telecommunication Services – 0.9%
America Movil SAB de CV, 2.38%, 9/08/16		7,285	7,473,689

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)	USD	16,615	$19,233,790
SBA Tower Trust, 5.10%, 4/15/17 (a)		3,490	3,823,326

			30,530,805

Total Corporate Bonds – 25.5%			823,515,760

Foreign Agency Obligations	Par (000)		Value

Eksportfinans ASA, 5.50%, 5/25/16		1,835	1,803,154
Hydro Quebec:
8.40%, 1/15/22		7,595	10,987,831
8.05%, 7/07/24		18,860	27,897,354
Korea Electric Power Corp., 5.13%, 4/23/34 (a)		75	78,750
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		6,400	6,463,181
Petrobras International Finance Co.:
3.88%, 1/27/16		14,340	14,805,190
5.75%, 1/20/20		20,420	22,336,989
Province of Manitoba, 1.75%, 5/30/19		8,820	8,864,620

Total Foreign Agency Obligations – 2.9%			93,237,069

Foreign Government Obligations	Par (000)		Value

Germany – 1.3%
Federal Republic of Germany, 0.10%, 4/15/23	EUR	33,375	43,673,670

Mexico – 0.3%
United Mexican States:
5.63%, 1/15/17	USD	4,800	5,586,000
5.13%, 1/15/20		1,850	2,169,125
7.50%, 4/08/33		640	931,200

			8,686,325

Poland – 0.1%
Republic of Poland, 5.13%, 4/21/21		2,970	3,283,335

Total Foreign Government Obligations – 1.7%			55,643,330

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 3.2%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.84%, 10/25/34 (b)		855	818,113
Countrywide Alternative Loan Trust:
Series 2005-20CB, Class 3A3, 5.50%, 7/25/35		185	183,297
Series 2005-21CB, Class A17, 6.00%, 6/25/35		19,733	17,930,199
Series 2006-OA21, Class A1, 0.43%, 3/20/47 (b)		3,808	1,945,955
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.79%, 2/25/35 (b)		975	815,867
Series 2006-OA5, Class 2A1, 0.45%, 4/25/36 (b)		4,574	2,432,591
Series 2006-OA5, Class 3A1, 0.45%, 4/25/46 (b)		5,650	3,421,903

4	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Series 2007-J3, Class A10, 6.00%, 7/25/37	USD	15,318	$11,334,737
Credit Suisse Mortgage Capital Certificates:		7,728	7,409,240
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)
Series 2011-4R, Class 5A1, 5.15%, 5/27/36 (a)(b)		11,503	10,796,075
Series 2011-4R, Class 6A1, 2.92% , 5/27/36 (a)(b)		2,471	2,313,229
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 3.82%, 8/25/35 (b)		2,192	1,881,249
FREMF Mortgage Trust:
Series 2012-K705, Class B, 4.31%, 9/25/18 (a)(b)		2,570	2,534,459
Series 2012-K706, Class C, 4.16%, 11/25/18 (a)(b)		1,435	1,245,851
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.76%, 1/25/35 (b)		7,998	7,015,900
Homebanc Mortgage Trust:
Series 2005-4, Class A1, 0.52%, 10/25/35 (b)		7,497	5,222,877
Series 2006-2, Class A1, 0.43%, 12/25/36 (b)		1,518	992,309
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		1,219	1,155,378
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		975	916,694
MortgageIT Trust, Series 2004-1, Class A1, 1.03%, 11/25/34 (b)		2,315	2,205,393
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1, 0.47%, 2/25/46 (b)		4,399	1,643,690
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 2.84%, 11/25/34 (b)		6,328	5,733,294
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR18, Class 2A1, 5.35%, 11/25/36 (b)		16,395	13,542,438

			103,490,738

Commercial Mortgage-Backed Securities – 7.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2007-1, Class A4, 5.45%, 1/15/17		8,805	9,962,294
Series 2007-1, Class AMFX, 5.48%, 1/15/17 (b)		514	525,612
Series 2007-3, Class A4, 5.80%,5/10/17 (b)		1,565	1,768,085
Series 2007-4, Class A3, 5.98%, 8/10/14 (b)		6,000	6,244,944
Banc of America Re-Remic Trust, Series 2011-07C1, Class A3A, 5.38%,11/15/16 (a)		2,000	2,135,508
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/15/15 (b)		990	1,034,238
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/48		4,020	2,814,233
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.20%, 9/10/17 (b)		3,730	4,259,660
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM, 5.35%, 12/10/16		4,316	4,409,923

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37	USD	7,325	$6,500,154
Credit Suisse Mortgage Capital Certificates:
Series 2006-C4, Class A3, 5.47%, 8/15/16		2,695	2,983,777
Series 2007-C4, Class A3, 5.97%, 7/15/14 (b)		5,045	5,260,003
Series 2008-C1, Class A2, 6.41%, 2/15/13 (b)		8,478	8,650,213
Series 2010-RR2, Class 2A, 5.97%, 6/15/17 (a)(b)		10,710	11,851,429
CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.22%, 8/15/48		1,950	2,153,945
Deutsche Bank ReREMIC Trust, Series 2011-C32, Class A3A, 5.93%, 6/17/49 (a)(b)		3,115	3,507,867
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/05/15 (a)		1,950	1,968,135
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49		13,066	13,052,379
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C2, Class A2, 5.64%, 5/10/40 (b)		23,915	24,869,232
Series 2003-C3, Class A3, 4.65%, 4/10/40		58	58,462
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 7/10/12		14,575	14,912,695
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%,1/12/39 (a)		8,100	8,346,073
Series 2006-CB14, Class AM, 5.64%,12/12/44 (b)		1,120	1,138,969
Series 2007-CB18, Class A3, 5.45%, 7/12/16		1,013	1,068,339
Series 2007-LD11, Class A2, 5.99%, 7/15/12 (b)		10,321	10,337,307
Series 2008-C2, Class ASB, 6.13%, 4/12/17 (b)		4,215	4,495,694
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class AM, 5.46%, 1/15/17		2,740	2,857,965
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		6,020	6,875,225
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		4,595	5,266,959
Merrill Lynch Mortgage Trust:
Series 2003-KEY1, Class A4, 5.24%, 11/12/35 (b)		7,100	7,417,185
Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		2,000	2,136,112
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/17		1,540	1,690,823
Morgan Stanley Capital I, Inc.:
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		2,500	2,626,983
Series 2007-HQ12, Class A2FX, 5.78%, 4/12/49 (b)		3,196	3,365,896
Series 2012-C4, Class XA, 2.89%, 3/15/22 (a)(b)		39,994	6,019,024
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class A1, 3.00%, 1/17/13 (a)		2,579	2,590,457

BLACKROCK FUNDS II	JUNE 30, 2012	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage- Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Series 2011-IO, Class A, 2.50%, 1/23/14 (a)	USD	6,415	$6,464,865
Series 2012-XA, Class A, 2.00%, 7/27/49		6,472	6,490,567
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 4/16/17 (a)(b)		5,200	5,800,465
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 4/15/25 (a)		5,675	5,702,172
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 6/10/22		2,770	2,813,614
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4, 5.13%, 8/15/35 (b)		20,432	20,950,174

			243,377,656

Interest Only Commercial Mortgage-Backed Securities – 0.3%
Commercial Mortgage Pass-Through Certificates, Series 2012-CR1, Class XA, 2.45%, 5/15/22 (b)		44,047	6,081,370
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.31%, 6/20/29 (a)(b)		3,703	76,910
Series 1997-C2, Class AX, 0.29%, 1/17/35 (b)		1,587	3,223
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class XA, 2.07%, 6/15/22 (b)		20,550	2,406,610
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.35%, 5/25/36 (a)(b)		13,010	211,330

			8,779,443

Total Non-Agency Mortgage-Backed Securities – 11.0%			355,647,837

Preferred Securities	Par (000)		Value

Capital Trusts

Capital Markets – 0.1%
State Street Capital Trust III, 5.46% (b)(e)		4,220	4,231,732
State Street Capital Trust IV, 1.47%, 6/15/37 (b)		710	512,531

			4,744,263

Commercial Banks – 0.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		4,930	4,899,188

Consumer Finance – 0.2%
Capital One Capital V, 10.25%, 8/15/39		1,825	1,861,500
Capital One Capital VI, 8.88%, 5/15/40		5,825	5,919,656

			7,781,156

Diversified Financial Services – 0.1%
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		1,900	1,899,991

Insurance – 0.6%

American International Group, Inc., 8.18%, 5/15/68 (b)	1,665	1,806,525
Lincoln National Corp., 6.05%, 4/20/67 (b)	3,075	2,813,625
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)	5,325	5,910,750
Swiss Re Capital I LP, 6.85% (a)(b)(e)	5,575	5,135,818
XL Group Plc, 6.50% (b)(e)	3,955	3,213,438

		18,880,156

Total Capital Trusts – 1.2%		38,204,754

Preferred Securities	Shares	Value

Trust Preferreds

Diversified Financial Services – 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40	133,685	$3,648,264

Total Preferred Securities – 1.3%		41,853,018

Project Loans	Par (000)	Value

Federal Housing Authority:
USGI Project, Series 56, 7.46%, 1/01/23	USD 84	82,755
USGI Project, Series 87, 7.43%, 12/01/22	63	62,052

Total Project Loans – 0.0%		144,807

Taxable Municipal Bonds	Par (000)	Value

New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	4,120	4,730,213
5.50%, 6/15/43	4,935	5,734,717

Total Taxable Municipal Bonds – 0.3%		10,464,930

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations – 3.6%
Fannie Mae:
2.91%, 10/09/19 (f)(g)	12,125	9,828,173
4.63%, 5/01/13 (f)	16,430	17,014,317
5.25%, 8/01/12 (f)(h)	6,500	6,526,078
6.63%, 11/15/30	1,500	2,275,716
Federal Farm Credit Bank, 2.63%, 4/17/14	14,000	14,567,322
Federal Home Loan Bank, 5.63%, 6/13/16	4,550	5,243,775
Freddie Mac:
3.75%, 3/27/19 (f)	10,765	12,433,909
5.50%, 8/23/17	3,500	4,287,584
Resolution Funding Corp. Interest Strip:
1.35%, 7/15/18 (g)	4,575	4,217,359
1.37%, 10/15/18 (g)	4,575	4,197,357
Tennessee Valley Authority, 5.25%, 9/15/39	24,965	32,550,890
U.S. Small Business Administration:
Series 1992-20H, 7.40%, 8/01/12	23	23,195
Series 1996-20B, Class 1, 6.38%, 2/01/16	335	352,749
Series 1996-20H, 7.25%, 8/01/16	274	293,133
Series 1996-20J, 7.20%, 10/01/16	156	168,016
Series 1996-20K, 6.95%, 11/01/16	439	471,065
Series 1997-20B, Class 1, 7.10%, 2/01/17	557	608,341
Series 1997-20F, Class 1, 7.20%, 6/01/17	115	127,370
Series 1997-20G, Class 1, 6.85%, 7/01/17	939	1,021,975

		116,208,324

Collateralized Mortgage Obligations – 2.0%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32	660	683,335
Series 2004-88, Class HA, 6.50%, 7/25/34	1,259	1,334,979
Series 2005-29, Class AT, 4.50%, 4/25/35	431	455,438

6	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Series 2005-29, Class WB, 4.75%, 4/25/35	USD	1,739	$1,872,305
Series 2005-48, Class AR, 5.50%, 2/25/35		1,834	2,007,855
Series 2005-62, Class CQ, 4.75%, 7/25/35		2,328	2,476,762
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		18,842	21,398,713
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		2,189	2,436,443
Series 2594, Class TV, 5.50%, 3/15/14		1,676	1,730,407
Series 2825, Class VP, 5.50%, 6/15/15		1,449	1,525,396
Series 2864, Class NA, 5.50%, 1/15/31		2,374	2,425,352
Series 2996, Class MK, 5.50%, 6/15/35		59	65,494
Series K013, Class A2, 3.97%, 1/25/21 (b)		9,120	10,228,180
Series K017, Class A2, 2.87%, 12/25/21		17,095	17,846,137

			66,486,796

Federal Deposit Insurance Corporation Guaranteed – 0.3%
General Electric Capital Corp., 2.13%, 12/21/12		8,490	8,563,184

Interest Only Collateralized Mortgage Obligations – 0.1%
Freddie Mac, Series K707, Class X1, 1.70%, 12/25/18 (b)		21,765	1,795,688

Mortgage-Backed Securities – 111.4%
Fannie Mae Mortgage-Backed Securities:
2.67%, 12/01/34 (b)		1,385	1,477,431
3.00%, 7/01/27-7/01/42 (i)		127,100	131,584,875
3.09%, 3/01/41 (b)		2,485	2,601,934
3.15%, 3/01/41 (b)		3,144	3,282,137
3.31%, 12/01/40 (b)		5,093	5,367,647
3.33%, 6/01/41 (b)		9,856	10,371,898
3.48%, 9/01/41 (b)		7,222	7,607,149
3.50%, 11/01/26-7/01/42 (i)		527,970	555,849,063
4.00%, 2/01/25-7/01/42 (i)		671,461	716,778,407
4.50%, 2/01/25-7/01/42 (i)		480,922	518,285,141
4.80%, 8/01/38 (b)		1,503	1,609,021
5.00%, 9/01/33-7/01/42 (i)		369,577	400,240,619
5.50%, 9/01/13-7/01/42 (i)		283,178	309,133,198
6.00%, 5/01/16-7/01/42 (i)		392,637	432,286,818
6.50%, 5/01/40		22,935	25,894,290
7.00%, 10/01/12-6/01/32		239	257,507
Freddie Mac Mortgage-Backed Securities:
3.04%, 2/01/41 (b)		3,838	4,018,131
3.50%, 7/01/42 (i)		17,400	18,248,250
4.00%, 7/01/42 (i)		38,700	41,070,375
4.50%, 7/01/42 (i)		133,200	142,191,000
5.00%, 10/01/36-7/01/42 (i)		43,964	47,349,087
5.16%, 11/01/38 (b)		295	317,346
5.50%, 4/01/13-1/01/40		35,730	38,872,135
6.00%, 12/01/13-12/01/32		2,386	2,585,473
6.50%, 8/01/13-7/01/17		45	49,058
8.00%, 11/01/22-10/01/25		6	7,123
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/42 (i)		19,600	20,952,715
4.00%, 7/15/42 (i)		29,900	32,639,282
4.50%, 7/15/42 (i)		75,900	83,190,906
5.00%, 10/20/39-7/15/42 (i)		46,886	51,773,159
5.50%, 3/15/32-11/15/33		27	30,123
6.00%, 12/15/36		446	502,898
7.00%, 3/15/13		1	1,314
7.50%, 11/15/29		1	515
9.00%, 7/15/18		1	684

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
9.50%, 11/15/16	USD	7	$6,933

			3,606,433,642

Principal Only Collateralized Mortgage Obligations – 0.0%
Fannie Mae, Series 1989-16, Class B, 0.39%, 3/25/19 (g)		30	29,046

Total U.S. Government Sponsored Agency Securities – 117.4%			3,799,516,680

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
3.13%, 2/15/42		34,680	37,248,470
3.00%, 5/15/42 (j)		58,750	61,531,460
U.S. Treasury Inflation Indexed Bonds:
2.13%, 2/15/41		14,048	21,064,077
0.75%, 2/15/42		15,725	16,796,312
U.S. Treasury Notes:
0.25%, 5/31/14 (j)		170,625	170,411,719
0.38%, 6/15/15		238,145	237,940,433
0.63%, 5/31/17 (j)		30,510	30,369,379
0.75%, 6/30/17		97,740	97,839,304
1.13%, 5/31/19 (j)		63,520	63,619,218
1.00%, 6/30/19		63,205	62,701,319
1.75%, 5/15/22 (j)		108,800	109,684,000

Total U.S. Treasury Obligations – 28.1%			909,205,691

Total Long-Term Investments (Cost – $6,275,695,683) – 196.7%			6,363,578,746

Options Purchased	Contracts		Value

Exchange-Traded Call Options – 0.0%
Euro Dollar (3 Year) Mid-Curve, Strike Price USD 99, Expires 8/10/12		1,940	218,250

Exchange-Traded Put Options – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 131, Expires 7/27/12		1,515	165,703

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Call Options – 0.0%
USD Currency, Strike Price JPY 85, Expires 8/24/12, Broker Goldman Sachs Group, Inc.	USD	56,420	58,856
USD Currency, Strike Price JPY 90, Expires 8/24/12, Broker Citigroup, Inc.		56,420	6,757

			65,613

Over-the-Counter Interest Rate Put Swaptions – 0.0%
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		54,300	84,751
Pay a fixed rate of 2.15% and receive a floating rate based on 3-month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG		54,500	45,399
Pay a fixed rate of 2.15% and receive a floating rate based on 3-month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG		14,300	11,912
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker Deutsche Bank AG		29,700	24

BLACKROCK FUNDS II	JUNE 30, 2012	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG	USD	19,100	$502,745

			644,831

Total Options Purchased (Cost – $5,030,714) – 0.0%			1,094,397

Total Investments Before TBA Sale Commitments and Options Written
(Cost – $6,280,726,397*) – 196.7%			6,364,673,143

TBA Sale Commitments (i)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/27-7/01/42		95,600	(98,641,125)
3.50%, 7/01/27-7/01/42		388,700	(408,663,031)
4.00%, 7/01/27-7/01/42		570,900	(607,296,187)
4.50%, 7/01/42		391,900	(420,250,250)
5.00%, 7/01/42		318,000	(344,069,531)
5.50%, 7/01/42		214,600	(234,022,344)
6.00%, 7/01/42		324,300	(356,308,063)
Freddie Mac Mortgage-Backed Securities:
4.50%, 7/01/42		66,600	(71,116,313)
5.00%, 7/01/42		3,100	(3,331,531)

Total TBA Sale Commitments
(Proceeds – $2,538,432,629) – (78.6)%			(2,543,698,375)

Options Written	Contracts		Value

Exchange-Traded Call Options – (0.0)%
Euro Dollar (3 Year) Mid-Curve, Strike Price USD 99.125, Expires 8/10/12		1,940	(72,750)

Exchange-Traded Put Options – (0.0)%
U.S. Treasury Notes (10 Year), Strike Price USD 129.50, Expires 7/27/12		1,515	(189,375)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Options – (0.0)%
USD Currency, Strike Price JPY 85, Expires 8/24/12, Broker Citigroup, Inc.	USD	56,420	(58,857)
USD Currency, Strike Price JPY 90, Expires 8/24/12, Broker Goldman Sachs Group, Inc.		56,420	(6,757)

			(65,614)

Over-the-Counter Interest Rate Call Swaptions – (0.8)%
Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc		24,800	(218,567)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		8,600	(895,551)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		44,800	(12,115,251)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		40,000	(10,906,160)

			(24,135,529)

Options Written	Notional Amount (000)		Value

Over-the-Counter Interest Rate Put Swaptions – (0.0)%
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Morgan Stanley	USD	46,600	$(44,149)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc		24,800	(290,130)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG		14,300	(1,650)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG		54,500	(6,289)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		8,600	(363,330)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		44,800	(4,256)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		40,000	(3,696)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		38,200	(505,298)

			(1,218,798)

Total Options Written (Premiums Received – $14,907,322) – (0.8)%			(25,682,066)

Total Investments Net of TBA Sale Commitments and Options Written – 117.3%			3,795,292,702
Liabilities in Excess of Other Assets – (17.3)%			(559,380,572)

Net Assets – 100.0%			$3,235,912,130

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,281,319,140

Gross unrealized appreciation	$116,161,570
Gross unrealized depreciation	(32,807,567)

Net unrealized appreciation	$83,354,003

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	All or a portion of security has been pledged as collateral in connection with swaps.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

8	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$(16,273,188)	$77,262
Barclays Plc	$53,415,219	$(206,016)
BNP Paribas SA	$(55,275,938)	$(69,828)
Citigroup, Inc.	$116,453,871	$(373,332)
Credit Suisse Group AG	$119,990,688	$504,399
Deutsche Bank AG	$20,374,281	$(20,975)
Goldman Sachs Group, Inc.	$(198,347,125)	$(382,672)
JPMorgan Chase & Co.	$(30,395,297)	$181,965
Morgan Stanley	$(68,628,031)	$(163,304)
Nomura Securities International, Inc.	$50,697,969	$(1,566,055)
Royal Bank of Scotland Group Plc	$9,682,500	$(414,586)
UBS AG	$20,672,813	$36,813
Wells Fargo & Co.	$32,608,452	$907,017

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

—	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$16,272

—	Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Bank of America Corp.	0.17%	6/29/12	7/02/12	$99,876,415	$99,875,000
BNP Paribas SA	(0.08)%	6/29/12	7/02/12	30,547,933	30,548,137
BNP Paribas SA	0.01%	6/29/12	7/02/12	62,054,740	62,054,688
Credit Suisse Group AG	(0.09)%	6/29/12	7/02/12	110,023,175	110,024,000
Credit Suisse Group AG	0.01%	6/29/12	7/02/12	63,043,653	63,043,600

Total				$365,545,916	$365,545,425

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrea- lized Appre- ciation (Depre- ciation)

CAD	1,520,902	USD	1,491,820	Goldman Sachs Group, Inc.	7/03/12	$2,043
USD	1,491,080	CAD	1,519,619	Citigroup, Inc.	7/03/12	(1,523)
CHF	12,702,642	EUR	10,575,497	Royal Bank of Scotland Group Plc	7/05/12	(141)
EUR	10,575,497	CHF	12,700,432	Goldman Sachs Group, Inc.	7/05/12	1,260
CHF	31,257,114	EUR	26,040,000	UBS AG	7/11/12	(16,024)
EUR	13,020,000	CHF	15,636,551	Citigroup, Inc.	7/11/12	(413)
EUR	13,020,000	CHF	15,635,080	UBS AG	7/11/12	1,138

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrea- lized Appre- ciation (Depre- ciation)

CHF	10,643,119	EUR	8,862,324	Royal Bank of Scotland Group Plc	7/16/12	$908
EUR	8,862,324	CHF	10,637,891	UBS AG	7/16/12	4,603
USD	514,728	JPY	42,345,000	Credit Suisse Group AG	7/18/12	(15,164)
USD	16,055,440	AUD	16,000,000	JPMorgan Chase & Co.	7/20/12	(287,030)
USD	2,799,093	EUR	2,138,500	HSBC Holdings Plc	7/25/12	92,238
USD	44,596,191	EUR	34,507,000	Royal Bank of Scotland Group Plc	7/25/12	918,158
USD	8,035,304	AUD	8,000,000	UBS AG	7/31/12	(127,149)
USD	16,348,563	EUR	13,110,000	Citigroup, Inc.	7/31/12	(246,638)
USD	8,079,172	EUR	6,360,000	Citigroup, Inc.	7/31/12	28,410
USD	21,384,397	EUR	17,105,000	Deutsche Bank AG	7/31/12	(267,847)
USD	10,299,155	EUR	8,150,000	Goldman Sachs Group, Inc.	7/31/12	(17,465)
USD	10,890,966	EUR	8,740,000	UBS AG	7/31/12	(172,501)
USD	8,450,000	JPY	670,750,860	Citigroup, Inc.	8/28/12	51,568
USD	7,977,781	CNY	51,345,000	Standard Chartered Plc	6/07/13	(47,333)
USD	7,991,440	CNY	51,345,000	Standard Chartered Plc	6/07/13	(33,674)

Total	$(132,576)

—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrea- lized Depre- ciation

337	Australian Bonds (10 Year)	Sydney	September 2012	USD	331,692,351	$(289,532)
599	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2012	USD	131,892,313	(4,244)
431	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2012	USD	63,774,531	(398,909)

Total						$(692,685)

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrea- lized Appre- ciation (Depre- ciation)

1,104	Australian Bonds (3 Year)	Sydney	September 2012	USD	337,719,719	$505,672
557	Euro-Bund	Eurex	September 2012	USD	99,318,274	995,758

BLACKROCK FUNDS II	JUNE 30, 2012	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Cont-racts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

344	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2012	USD	42,645,250	$(423)
267	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2012	USD	35,611,125	58,751
566	Ultra Treasury Bonds	Chicago Board Options	September 2012	USD	94,433,562	341,641
666	Australian 90-Day Bank Bill Futures	Sydney	December 2012	USD	146,858,382	163,601
562	Canadian Bankers Acceptance	Montreal	June 2013	USD	136,290,934	(595,138)

Total						$1,469,862

—	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counter- party	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.26%[1]	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	19,300	$(211,366)

1.72%[1]	3-month Canadian Bankers Acceptance	Deutsche Bank AG	5/03/14	CAD	84,530	(367,528)

1.72%[1]	3-month Canadian Bankers Acceptance	Morgan Stanley	5/03/14	CAD	84,530	(367,528)

0.54%[2]	3-month LIBOR	Bank of America Corp.	6/26/14	USD	15,000	(2,766)

0.54%[2]	3-month LIBOR	Barclays Plc	6/26/14	USD	119,700	(21,364)

0.56%[2]	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	61,600	6,856

0.55%[1]	3-month LIBOR	Credit Suisse Group AG	7/03/14	USD	131,500	(2,946)

2.46%[1]	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	1,800	(123,640)

1.39%[1]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	114,600	(2,966,973)

1.39%[1]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	49,500	(1,281,545)

1.11%[1]	3-month LIBOR	Deutsche Bank AG	5/24/17	USD	26,600	(218,536)

2.38%[1]	3-month LIBOR	Morgan Stanley	11/17/17	USD	3,600	(260,646)

1.74%[2]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	4,100	104,900

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

3.58%[1]	3-month LIBOR	Citigroup, Inc.	4/04/21	USD	900	$(153,029)

3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	(1,205,086)

2.10%[1]	3-month LIBOR	Morgan Stanley	1/05/22	USD	8,900	(381,344)

2.34%[2]	3-month LIBOR	Deutsche Bank AG	3/19/22	USD	44,000	2,657,419

2.36%[1]	3-month LIBOR	Citigroup, Inc.	3/26/22	USD	2,000	(124,259)

2.26%[2]	3-month LIBOR	Bank of America Corp.	3/30/22	USD	17,900	955,558

2.08%[2]	3-month LIBOR	Deutsche Bank AG	4/18/22	USD	7,700	255,400

2.09%[2]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/01/22	USD	2,000	65,580

2.05%[2]	3-month LIBOR	UBS AG	5/02/22	USD	15,400	446,566

2.82%[1]	3-month Canadian Bankers Acceptance	Deutsche Bank AG	5/18/22	CAD	17,900	12,087

2.86%[1]	3-month Canadian Bankers Acceptance	Morgan Stanley	5/23/22	CAD	17,900	(11,776)

1.71%[2]	3-month LIBOR	Citibank, N.A.	6/07/22	USD	10,000	(52,803)

1.72%[2]	3-month LIBOR	Deutsche Bank AG	6/07/22	USD	5,600	(23,278)

1.76%[1]	3-month LIBOR	Citigroup, Inc.	6/25/22	USD	14,600	21,988

1.72%[1]	3-month LIBOR	Deutsche Bank AG	7/02/22	USD	14,600	94,881

1.72%[2]	3-month LIBOR	Deutsche Bank AG	7/02/22	USD	10,800	(69,479)

Total						$(3,224,657)

[1]	Fund pays a fixed rate and receives a floating rate.

[2]	Fund pays a floating rate and receives a fixed rate.

—	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

Sara Lee Corp.	1.00%	JPMorgan Chase & Co.	3/20/17	USD	3,628	$(1,196)

10	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

—	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counter- party	Expira- tion Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD 3,340	$31,167

MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD 4,170	33,189

MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD 2,510	1,547

MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD 2,635	(7,196)

MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD 2,465	6,806

MetLife, Inc.	1.00%	Citigroup, Inc.	3/20/17	A-	USD 4,785	(80,787)

MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	USD 4,375	(73,865)

Total						$(89,139)

[1]	Using Standard & Poor’s (“S&P’s”) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
—	Credit default swaps on traded indexes - buy protection outstanding as of June 30, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expira- tion Date	Notional Amount (000)		Unrealized Depreciation

CDX.NA.IG Series 16 Version 1	1.00%	Credit Suisse Group AG	6/20/16	USD	3,580	$(39,307)

CDX.NA.IG Series 16 Version 1	1.00%	JPMorgan Chase & Co.	6/20/16	USD	201	(1,834)

CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley	12/20/16	USD	33,920	(301,229)

Total						$(342,370)

—	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows:

Index	Receive Fixed Rate	Counter- party	Expira- tion Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	3,790	$74,395

CMBX.NA Series 3 AAA	0.08%	Morgan Stanley	12/13/49	A+	USD	4,645	176,208

CMBX.NA Series 4 AAA	0.35%	Morgan Stanley	2/17/51	A-	USD	4,645	142,407

Total							$393,010

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Total return swaps outstanding as of June 30, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[1]	Bank of America Corp.	10/06/21	USD	16,520	$(398,776)

Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase & Co.	1/12/41	USD	10,846	5,405

Total							$(393,371)

[1]	Net payment made at termination.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please

BLACKROCK FUNDS II	JUNE 30, 2012	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset- Backed Securities	–	$225,707,902	$48,641,722	$274,349,624
Corporate Bonds	–	806,025,760	17,490,000	823,515,760
Foreign Agency Obligations	–	93,237,069	–	93,237,069
Foreign Government Obligations	–	55,643,330	–	55,643,330
Non-Agency Mortgage-Backed Securities	–	355,647,837	–	355,647,837
Preferred Securities	$3,648,264	38,204,754	–	41,853,018
Project Loans	–	–	144,807	144,807
Taxable Municipal Bonds	–	10,464,930	–	10,464,930
U.S. Government Sponsored Agency Securities	–	3,799,516,680	–	3,799,516,680
U.S. Treasury Obligations	–	909,205,691	–	909,205,691
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(2,543,698,375)	–	(2,543,698,375)

Total	$3,648,264	$3,749,955,578	$66,276,529	$3,819,880,371

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$465,719	–	$465,719
Foreign currency exchange contracts	$2,043	1,163,896	–	1,165,939
Interest rate contracts	2,449,376	5,271,471	–	7,720,847
Liabilities:
Credit contracts	–	(505,414)	–	(505,414)
Foreign currency exchange contracts	(1,664)	(1,296,852)	–	(1,298,516)
Interest rate contracts	(1,550,371)	(33,200,219)	–	(34,750,590)
Other contracts	–	(398,776)	–	(398,776)

Total	$899,384	$(28,500,175)	–	$(27,600,791)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$3,439,728	–	–	$3,439,728
Foreign currency	5,815,556	–	–	5,815,556
Cash pledged as collateral for financial futures contracts	4,041,000	–	–	4,041,000
Cash pledged as collateral for swap contracts	13,490,000	–	–	13,490,000
Liabilities:
Reverse repurchase agreements	–	$(365,545,425)	–	(365,545,425)
Cash received as collateral for swap contracts	–	(2,000,000)	–	(2,000,000)

Total	$26,786,284	$(367,545,425)	–	$(340,759,141)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Project Loans	Total

Opening balance, as of September 30, 2011	$44,847,995	$5,937	$1,970,374	$154,980	$46,979,286
Transfers into Level 3[2]	–	–	–	–	–
Transfers out of Level 3[2]	(25,247,011)	–	(1,970,374)	–	(27,217,385)
Accrued discounts/premiums	1,177	(389)	–	(242)	546
Net realized gain (loss)	141,065	–	–	56	141,121
Net change in unrealized appreciation/depreciation[3]	(317,428)	(10,743)	–	(2,033)	(330,204)
Purchases	38,941,610	17,495,195	–	–	56,436,805
Sales	(9,725,686)	–		(7,954)	(9,733,640)

Closing balance, as of June 30, 2012	$48,641,722	$17,490,000	–	$144,807	$66,276,529

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2012 was $550,504.

12	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

Certain of the Fund’s investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts
	Assets	Liabilities	Total

Opening balance, as of September 30, 2011	$13,854	–	$13,854
Transfers into Level 3[4]	–	–	–
Transfers out of Level 3[4]	–	–	–
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	77,383	–	77,383
Net change in unrealized appreciation/depreciation[5]	(13,854)	–	(13,854)
Purchases	–	–	–
Issues[6]	–	–	–
Sales	–	–	–
Settlements[7]	(77,383)	–	(77,383)

Closing balance, as of June 30, 2012	–	–	–

[4]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[5]	The change in unrealized appreciation/depreciation on swaps still held as of June 30, 2012 was $0.

[6]	Issues represent upfront cash received on certain derivative financial instruments.

[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FUNDS II	JUNE 30, 2012	13

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Project Loans – 0.0%	Par (000)		Value

Federal Housing Authority, Merrill Lynch Project, Pool 42, 7.43%, 9/25/22	$2		$2,323

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations – 4.0%
Fannie Mae:
Series 1996-48, Class Z, 7.00%,
11/25/26	1,013		1,166,391
Series 2003-9, Class EA, 4.50%,
10/25/17	3,397		3,478,430
Series 2012-25, Class A, 6.50%,
6/25/30	18,154		18,587,683
Ginnie Mae:
Series 2002-45, Class PG, 6.00%,
3/17/32	3,919		4,163,221
Series 2009-31, Class PT, 4.88%,
5/20/39 (a)	1,683		1,794,277
Series 2009-122, Class PY, 6.00%,
12/20/39	5,900		6,584,553
Series 2011-71, Class GF, 0.44%,
8/16/31 (a)	21,088		21,125,222

			56,899,777

Mortgage-Backed Securities – 214.1%
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/27 (b)	5,300		5,551,750
3.50%, 3/01/42-7/01/42 (b)	164,582		173,018,227
4.00%, 10/01/41-7/01/42 (b)	161,116		171,890,835
4.50%, 6/01/41-7/01/42 (b)	52,265		56,044,267
4.70%, 6/01/35-5/01/36	173		186,991
4.94%, 10/01/33-5/01/34	374		407,720
5.00%, 1/01/21-7/01/42 (b)	110,081		119,202,628
5.07%, 12/01/33	118		128,507
5.19%, 4/01/33-3/01/34	1,591		1,742,888
5.30%, 1/01/36-3/01/37	4,949		5,435,877
5.32%, 10/01/32-2/01/34	1,162		1,276,542
5.44%, 12/01/33	159		175,076
5.50%, 12/01/32-7/01/42 (b)	51,288		55,939,393
5.69%, 8/01/32-2/01/33	1,610		1,808,077
6.00%, 7/01/38-7/01/42 (b)	107,145		117,732,031
6.07%, 7/01/32-8/01/32	563		643,784
6.50%, 9/01/28-6/01/42	9,268		10,501,062
8.00%, 8/01/14	9		9,268
8.50%, 1/20/18	1,308		1,399,105
Freddie Mac Mortgage-Backed Securities:
4.50%, 10/01/35	44		47,523
5.00%, 5/01/35-12/01/38	1,151		1,238,473
5.49%, 8/01/37-6/01/38	7,043		7,727,964
5.60%, 8/01/37-9/01/38	8,522		9,373,021
5.88%, 11/01/37-1/01/39	1,715		1,887,050
6.00%, 11/01/13-8/01/16	10		10,914
7.50%, 2/01/27-3/01/27	3		3,568
9.00%, 12/01/19	– (c	)	175
Ginnie Mae Mortgage-Backed Securities:
3.00%, 11/20/41-7/15/42 (b)	69,216		71,882,588
3.50%, 12/15/41-7/15/42 (b)	193,061		206,485,854
4.00%, 1/20/42-7/15/42 (b)(d)	449,872		491,348,025
4.50%, 12/15/34-7/15/42 (b)(d)	425,432		468,291,543
4.63%, 8/15/33-6/20/40	15,430		16,990,502
4.70%, 2/20/36-3/20/37	632		698,343
4.75%, 4/15/33-6/15/34	2,342		2,572,605
4.96%, 11/15/35-7/15/36	8,217		9,000,310
5.00%, 9/15/28-7/15/42 (b)	435,763		481,884,129
5.13%, 12/15/32-3/15/34	5,442		6,033,644
5.25%, 3/15/33-3/15/34	5,831		6,464,375

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
5.30%, 12/20/35-2/20/37	$3,577		$3,969,042
5.35%, 11/15/32-12/15/32	440		487,047
5.38%, 10/15/32-3/15/34	3,227		3,574,924
5.45%, 9/15/32-12/15/32	1,360		1,506,670
5.49%, 5/15/32-8/15/38	8,500		9,418,953
5.50%, 7/15/16-7/15/42 (b)	74,134		82,704,166
5.60%, 7/20/37-9/20/38	4,203		4,675,603
5.65%, 6/15/36-2/15/37	3,761		4,175,835
5.75%, 3/15/28-11/15/32	4,440		4,960,561
5.88%, 10/20/37-1/20/39	6,540		7,276,839
6.00%, 7/15/16-5/20/42	183,342		206,681,248
6.13%, 7/15/32-8/15/32	1,327		1,506,153
6.50%, 5/15/16-7/15/42 (b)	139,114		160,035,881
7.00%, 3/20/24-5/15/31	133		156,419
7.50%, 2/15/22-9/15/30	829		918,167
8.00%, 3/15/17-5/15/30	280		315,357
8.50%, 6/15/16-2/15/25	119		128,604
9.00%, 4/15/16-10/15/21	156		163,897
9.50%, 6/15/16-9/15/22	262		279,425
10.00%, 2/15/16-6/15/18	94		96,299
11.50%, 5/15/13-12/15/15	6		6,253
12.00%, 2/15/13-6/15/15	4		3,649
14.50%, 4/15/13	2		1,802
15.00%, 6/15/13	– (c	)	118

			2,998,077,546

Total U.S. Government Sponsored Agency Securities – 218.1%			3,054,977,323

Total Long-Term Investments
(Cost – $3,021,991,842) – 218.1%			3,054,979,646

Options Purchased	Contracts		Value

Exchange-Traded Put Options – 0.0%
Euro Dollar (3 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/14/12	744		41,850
U.S. Treasury Notes (10 Year), Strike Price USD 131, Expires 7/27/12	700		76,562

			118,412

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 2.750% and receive a floating rate based on 3-month LIBOR, Expires 6/06/13, Broker UBS AG	$2,500		150,875
Pay a fixed rate of 3.250% and receive a floating rate based on 3-month LIBOR, Expires 6/06/13, Broker UBS AG	5,000		139,964
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 6/06/13, Broker UBS AG	10,000		120,029
Pay a fixed rate of 4.250% and receive a floating rate based on 3-month LIBOR, Expires 6/06/13, Broker UBS AG	20,000		98,784

14	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)	Value

Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker Deutsche Bank AG	$30,600	$809,153

		1,318,805

Total Options Purchased
(Cost – $2,752,696) – 0.1%		1,437,217

Total Investments Before TBA Sale Commitments and Options Written
(Cost – $3,024,744,538*) – 218.2%		3,056,416,863

TBA Sale Commitments (b)	Par (000)	Value

Fannie Mae Mortgage-Backed Securities:
3.50%, 7/01/42	162,000	(170,251,875)
4.00%, 7/01/42	159,600	(169,774,531)
4.50%, 7/01/42	51,000	(54,670,938)
5.00%, 7/01/42	110,000	(119,012,031)
5.50%, 7/01/42	49,900	(54,411,250)
6.00%, 7/01/42	107,100	(117,668,938)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/42	6,300	(6,538,203)
3.50%, 7/15/42	64,000	(68,460,000)
4.00%, 7/15/42	113,500	(123,821,406)
4.50%, 7/15/42	205,200	(224,842,087)
5.00%, 7/15/42	163,600	(180,223,965)
5.50%, 7/15/42	10,000	(11,093,750)
6.00%, 7/15/42	20,600	(23,039,864)

Total TBA Sale Commitments
(Proceeds – $1,323,107,786) – (94.5)%		(1,323,808,838)

Options Written	Contracts	Value

Exchange-Traded Put Options – (0.0)%
Euro Dollar (3 Year) Mid-Curve, Strike Price USD 98, Expires 9/14/12	744	(18,600)
U.S. Treasury Notes (10 Year), Strike Price USD 129.50, Expires 7/27/12	700	(87,500)

		(106,100)

Options Written	Notional Amount (000)	Value

Over-the-Counter Interest Rate Call Swaptions – (0.9)%
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	$11,800	(2,059,682)
Pay a fixed rate of 4.025% and receive a floating rate based on 3-month LIBOR, Expires 12/03/12, Broker Deutsche Bank AG	19,200	(3,788,177)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	7,200	(1,699,735)
Pay a fixed rate of 5.080% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America Corp.	11,400	(2,977,903)
Pay a fixed rate of 5.250% and receive a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker Citigroup, Inc.	8,600	(2,169,135)

		(12,694,632)

Options Written	Notional Amount (000)	Value

Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	$11,800	$(1,542)
Receive a fixed rate of 4.025% and pay a floating rate based on 3-month LIBOR, Expires 12/03/12, Broker Deutsche Bank AG	19,200	(1,478)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	7,200	(1,618)
Receive a fixed rate of 5.080% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America Corp.	11,400	(27,223)
Receive a fixed rate of 5.250% and pay a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker Citigroup, Inc.	8,600	(54,938)
Receive a fixed rate of 6.000% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker Deutsche Bank AG	61,200	(813,893)

		(900,692)

Total Options Written
(Premiums Received – $8,143,461) – (1.0)%		(13,701,424)

Total Investments Net of TBA Sale Commitments and Options Written – 122.7%		1,718,906,601
Liabilities in Excess of Other Assets – (22.7)%		(318,548,351)

Net Assets – 100.0%		$1,400,358,250

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,024,958,450

Gross unrealized appreciation	$34,442,714
Gross unrealized depreciation	(2,984,301)

Net unrealized appreciation	$31,458,413

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

AK Capital Services Ltd.	$13,046,316	$(60,581)
Bank of America Corp.	$28,987,695	$(84,743)
Barclays Plc	$39,225,375	$(12,680)
BNP Paribas SA	$(23,993,750)	$(30,937)
Citigroup, Inc.	$5,592,507	$1,777,227
Credit Suisse Group AG	$202,350,421	$381,243
Deutsche Bank AG	$18,678,750	$(15,273)
Goldman Sachs Group, Inc.	$54,847,249	$(129,056)
JPMorgan Chase & Co.	$(35,365,938)	$(36,094)
Morgan Stanley	$3,809,556	$19,276
Nomura Securities International, Inc.	$1,992,813	$(619,879)
Royal Bank of Canada	$(29,793,750)	$(175,000)
Royal Bank of Scotland Group Plc	$(45,190,313)	$(26,875)
UBS AG	$16,129,318	$6,661
Wells Fargo & Co.	$13,908,125	$430,938

BLACKROCK FUNDS II	JUNE 30, 2012	15

Schedule of Investments (continued)	BlackRock GNMA Portfolio

(c)	Par is less than $500.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

—	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	38,765,948	(38,765,948)	–	$36,074

—	Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank AG	0.40%	6/19/12	7/19/12	$(99,580,077)	$(99,548,000)
Credit Suisse Group AG	0.23%	6/29/12	Open	(32,902,226)	(32,901,806)
Total				$(132,482,303)	$(132,449,806)

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
U.S.
	Treasury	Chicago
	Notes	Board	September
366	(2 Year)	Options	2012	USD	80,588,625	$ 26,842
U.S.
	Treasury	Chicago
	Notes	Board	September
309	(5 Year)	Options	2012	USD	38,306,344	22,932
U.S.
	Treasury	Chicago
	Notes	Board	September
938	(10 Year)	Options	2012	USD	125,105,750	614,841

—	Total return swaps outstanding as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
12	Ultra Treasury Bonds	Chicago Board Options	September 2012	USD	2,002,125	$ 32,643
Total						$697,258

—	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.53%[1]	3-month LIBOR	JPMorgan Chase & Co.	5/15/19	USD	48,000	$ 695,198

2.17%[1]	3-month LIBOR	Citigroup, Inc.	9/13/21	USD	7,500	364,628

2.20%[1]	3-month LIBOR	Deutsche Bank AG	11/04/21	USD	19,400	902,853

2.21%[1]	3-month LIBOR	Deutsche Bank AG	12/08/21	USD	12,900	583,557

2.07%[1]	3-month LIBOR	Citigroup, Inc.	5/01/22	USD	19,400	601,546

2.67%[2]	3-month LIBOR	Barclays Plc	11/25/41	USD	500	(17,909)

3.00%[2]	3-month LIBOR	JPMorgan Chase & Co.	3/16/42	USD	1,750	(198,780)

2.65%[1]	3-month LIBOR	JPMorgan Chase & Co.	5/16/42	USD	4,000	130,356

2.59%[2]	3-month LIBOR	Deutsche Bank AG	5/21/42	USD	16,000	(286,711)

2.50%[1]	3-month LIBOR	Bank of America Corp.	6/11/42	USD	16,000	(24,186)
Total						$2,750,552

[1]	Fund pays a floating rate and receives a fixed rate.
[2]	Fund pays a fixed rate and receives a floating rate.

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Unrealized Depreciation
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Citigroup, Inc.	1/12/41	USD	7,821	$(32)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please

16	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Project Loans	–	–	$2,323	$2,323
U.S. Government Sponsored Agency Securities	–	$3,054,977,323	–	3,054,977,323
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,323,808,838)	–	(1,323,808,838)
Total	–	$1,731,168,485	$2,323	$1,731,170,808

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$815,670	$4,596,943	–	$5,412,613
Liabilities:
Interest rate contracts	(106,100)	(14,122,942)	–	(14,229,042)
Total	$709,570	$(9,525,999)	–	$(8,816,429)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$884,270	–	–	$884,270
Cash pledged as collateral for financial futures contracts	1,886,000	–	–	1,886,000
Cash pledged as collateral for swap contracts	10,338,000	–	–	10,338,000
Liabilities:
Reverse repurchase agreements	–	$(132,449,806)	–	(132,449,806)
Cash received as collateral for swap contracts	–	(600,000)	–	(600,000)
Total	$13,108,270	$(133,049,806)	–	$(119,941,536)

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS II	JUNE 30, 2012	17

Consolidated Schedule of Investments June 30, 2012 (Unaudited)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities – 0.0%	Par (000)		Value

Carlyle Global Market Strategies, Series 2011-1A, Class IN, 1.92%, 8/10/21 (a)(b)	USD	2,995	$2,515,800

Collateralized Debt Obligations	Par (000)		Value

EXUMR, Series 2006-4X, Class E, 4.30%, 12/22/49(c)(d)(e)		1,822	665,099
Fraser Sullivan CLO Ltd., Series 2011-5A, Class D, 4.52%, 2/23/21(a)(e)		4,000	3,320,000

Total Collateralized Debt Obligations – 0.1%			3,985,099

Common Stocks	Shares		Value

Auto Components – 1.5%
Dana Holding Corp.		173,000	2,216,130
Delphi Corp. (c)		3,630,903	92,588,027
Delphi Corp. (c)		582,855	14,862,802

			109,666,959

Biotechnology – 0.0%
Ironwood Pharmaceuticals, Inc. (c)		175,338	2,416,158

Capital Markets – 0.1%
E*Trade Financial Corp. (c)		628,700	5,054,748
Freedom Pay, Inc. (c)		314,534	3

			5,054,751

Chemicals – 0.2%
CF Industries Holdings, Inc.		54,180	10,496,833
Huntsman Corp.		365,500	4,729,570

			15,226,403

Commercial Banks – 0.2%
CIT Group, Inc. (c)		511,080	18,214,891

Communications Equipment – 0.1%
Loral Space & Communications, Inc.		90,995	6,128,513

Diversified Financial Services – 0.0%
Adelphia Recovery Trust, Series ACC-1 INT		1,108,793	1,663
Adelphia Recovery Trust, Series ACC-4 INT (c)		34,394,678	3,439
Adelphia Recovery Trust, Series Arahova INT		242,876	4,858
Adelphia Recovery Trust, Series Frontiervision INT		131,748	1,317
Bankruptcy Management Solutions, Inc. (c)		5,718	–

			11,277

Diversified Telecommunication Services – 0.1%
Level 3 Communications, Inc. (c)		363,580	8,053,297

Electrical Equipment – 0.0%
Medis Technologies Ltd. (c)		852,625	3,069

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc. (c)		7,503	375
Travelport LLC (c)		1,125,357	562,679
Wynn Resorts Ltd.		21,400	2,219,608

			2,782,662

Machinery – 0.0%
Reunion Industries, Inc. (c)		8,341	918

Media – 1.1%
Belo Corp., Class A		456,847	2,942,095
Charter Communications, Inc., Class A (c)		1,031,223	73,082,774
Clear Channel Outdoor Holdings, Inc., Class A		148,418	893,476
Cumulus Media, Inc. (c)		85,280	538,927

Common Stocks	Shares		Value

Media (concluded)
DISH Network Corp., Class A (c)		159,910	$4,565,431
HMH Holdings (Education Media) (c)		181,221	4,320,305

			86,343,008

Metals & Mining – 0.1%
African Minerals Ltd. (c)		736,359	3,655,789

Oil, Gas & Consumable Fuels – 0.5%
African Petroleum Corp. Ltd. (c)		2,825,895	3,615,379
Laricina Energy Ltd. (c)		376,471	15,715,566
Osum Oil Sands Corp. (c)		1,600,000	19,644,436

			38,975,381

Paper & Forest Products – 0.1%
Ainsworth Lumber Co. Ltd. (a)(c)		1,062,824	1,879,072
Ainsworth Lumber Co. Ltd. (c)		928,901	1,642,296
Western Forest Products, Inc. (c)		1,996,629	1,627,740

			5,149,108

Semiconductors & Semiconductor Equipment – 0.1%
Spansion, Inc., Class A (c)		948,612	10,415,760
SunPower Corp. (c)		1,381	6,643

			10,422,403

Software – 0.2%
kCAD Holdings I Ltd. (c)		2,234,063,298	14,814,074

Specialty Retail – 0.2%
Dollar Thrifty Automotive Group, Inc. (c)		141,300	11,439,648

Total Common Stocks – 4.5%			338,358,309

Corporate Bonds	Par (000)		Value

Advertising – 0.3%
Affinion Group, Inc., 7.88%, 12/15/18	USD	14,820	12,634,050
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (a)		8,665	8,665,000
Checkout Holding Corp., 24.93%, 11/15/15 (a)(b)		9,280	4,199,200

			25,498,250

Aerospace & Defense – 1.1%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		6,040	6,296,700
7.13%, 3/15/21		12,080	12,623,600
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		16,158	17,410,245
Sequa Corp.:
11.75%, 12/01/15 (a)		11,190	11,805,450
13.50%, 12/01/15 (a)		35,413	37,537,752

			85,673,747

Airlines – 1.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		20,680	21,713,916
Continental Airlines Pass-Through Trust, Series 1999-1 Class B, 6.80%, 8/02/18		596	598,517
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16		1,483	1,579,311
National Air Cargo Group, Inc.:
12.38%, 8/16/15		8,685	8,916,939
12.38%, 8/16/15		8,588	8,816,881
U.S. Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		13,381	13,715,634

18	BLACKROCK FUNDS II	JUNE 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Airlines (concluded)
Series 2012-1, Class C, 9.13%, 10/01/15	USD	14,000	$14,035,000
United Air Lines, Inc., 12.75%, 7/15/12		16,450	16,490,965

			85,867,163

Auto Components – 0.3%
Delphi Corp., 6.13%, 5/15/21		6,360	6,948,300
Icahn Enterprises LP, 4.00%, 8/15/13 (a)(e)(f)		2,290	2,290,000
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)		4,740	4,929,600
International Automotive Components Group SA, 9.13%, 6/01/18 (a)		610	556,625
Titan International, Inc., 7.88%, 10/01/17		6,190	6,375,700

			21,100,225

Automobiles – 0.2%
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	11,839	18,847,539

Beverages – 0.2%
Constellation Brands, Inc., 6.00%, 5/01/22	USD	7,365	7,917,375
Refresco Group BV, 7.38%, 5/15/18	EUR	2,882	3,400,993

			11,318,368

Building Products – 0.7%
Building Materials Corp. of America:
7.00%, 2/15/20 (a)	USD	5,240	5,646,100
6.75%, 5/01/21 (a)		15,240	16,306,800
Interline Brands, Inc., 7.00%, 11/15/18		3,670	3,816,800
The Ryland Group, Inc., 6.63%, 5/01/20		4,025	4,085,375
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	7,679	9,450,554
Xefin Lux SCA:
8.00%, 6/01/18		5,472	6,578,588
8.00%, 6/01/18 (a)		5,037	6,055,619

			51,939,836

Capital Markets – 0.7%
American Capital Ltd., 7.96%, 12/31/13	USD	13,395	13,476,710
E*Trade Financial Corp.:
12.50%, 11/30/17		23,768	27,244,070
3.29%, 8/31/19 (a)(b)(f)		1,420	1,123,575
Series A, 3.29%, 8/31/19 (b)(f)		328	259,530
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (c)(d)	EUR	4,550	1,439,509
4.75%, 1/16/14 (c)(d)		14,545	4,601,683
0.00%, 2/05/14 (c)(d)		22,800	7,141,230

			55,286,307

Chemicals – 3.5%
American Pacific Corp., 9.00%, 2/01/15	USD	6,530	6,464,700
Basell Finance Co. BV, 8.10%, 3/15/27 (a)		14,003	16,698,577
Celanese U.S. Holdings LLC:
6.63%, 10/15/18		7,760	8,439,000
5.88%, 6/15/21		24,150	25,900,875
Chemtura Corp., 7.88%, 9/01/18		3,080	3,237,850
Hexion U.S. Finance Corp., 6.63%, 4/15/20		12,809	13,129,225
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20		11,517	9,933,413
Huntsman International LLC:
8.63%, 3/15/20		2,090	2,346,025
8.63%, 3/15/21		9,750	10,993,125
INEOS Finance Plc:
8.38%, 2/15/19 (a)		18,455	19,100,925
7.50%, 5/01/20 (a)		17,825	17,958,687
INEOS Group Holdings SA, 8.50%, 2/15/16 (a)		4,120	3,780,100
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	6,802	8,715,803

Corporate Bonds	Par (000)		Value

Chemicals (concluded)
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19	USD	1,590	$1,657,575
LyondellBasell Industries NV:
6.00%, 11/15/21 (a)		7,890	8,659,275
5.75%, 4/15/24 (a)		63,700	68,159,000
Momentive Performance Materials, Inc.,
11.50%, 12/01/16		8,500	6,332,500
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		5,400	5,238,000
NOVA Chemicals Corp., 8.63%, 11/01/19		11,215	12,700,987
PolyOne Corp., 7.38%, 9/15/20		2,100	2,231,250
Solutia, Inc.:
8.75%, 11/01/17		4,335	4,871,456
7.88%, 3/15/20		7,635	8,932,950
TPC Group LLC, 8.25%, 10/01/17		3,485	3,685,387

			269,166,685

Commercial Banks – 0.8%
CIT Group, Inc.:
7.00%, 5/02/16 (a)		11,913	11,942,783
7.00%, 5/02/17 (a)		1,304	1,306,591
5.25%, 3/15/18		7,460	7,702,450
5.50%, 2/15/19 (a)		19,520	20,056,800
6.00%, 4/01/36		21,122	18,989,459
Glitnir Banki HF, 6.38%, 9/25/12 (a)(c)(d)		3,385	–

			59,998,083

Commercial Services & Supplies – 2.9%
ARAMARK Corp.:
3.97%, 2/01/15 (e)		1,340	1,329,950
8.50%, 2/01/15		3,319	3,397,859
ARAMARK Holdings Corp., 8.63%, 5/01/16 (a)(g)		8,300	8,497,208
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)		7,360	7,383,037
BakerCorp International, Inc., 8.25%, 6/01/19 (a)		4,975	4,937,688
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		301	293,475
Casella Waste Systems, Inc., 7.75%, 2/15/19		12,441	12,254,385
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19		10,458	11,137,770
Ceridian Corp., 8.88%, 7/15/19 (a)		27,740	28,641,550
Clean Harbors, Inc., 7.63%, 8/15/16		5,330	5,563,187
Covanta Holding Corp., 6.38%, 10/01/22		11,605	12,266,415
Darling International, Inc., 8.50%, 12/15/18		1,225	1,375,063
GCL Holdings SCA, 9.38%, 4/15/18 (a)	EUR	5,145	6,022,684
HD Supply, Inc.:
8.13%, 4/15/19 (a)	USD	20,613	22,262,040
11.00%, 4/15/20 (a)		30,535	32,863,294
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	3,841	5,220,494
8.50%, 7/31/15 (a)		16,670	22,657,024
Leucadia National Corp., 8.13%, 9/15/15	USD	9,390	10,528,537
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		1,504	1,368,640
Mobile Mini, Inc., 7.88%, 12/01/20		9,205	9,734,287
Verisure Holding AB:
8.75%, 9/01/18	EUR	5,129	6,231,131
Series B, 8.75%, 12/01/18		2,471	2,665,816

			216,631,534

Computers & Peripherals – 0.1%
SanDisk Corp., 1.50%, 8/15/17 (f)	USD	5,180	5,328,925

BLACKROCK FUNDS II	JUNE 30, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Construction & Engineering – 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (a)	USD	7,377	$7,598,310
URS Corp., 5.00%, 4/01/22 (a)(h)		9,830	9,709,740

			17,308,050

Consumer Finance – 0.1%
Credit Acceptance Corp., 9.13%, 2/01/17		7,555	8,197,175

Containers & Packaging – 1.7%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	2,603	3,458,808
7.38%, 10/15/17 (a)		4,339	5,765,566
7.38%, 10/15/17 (a)	USD	420	446,250
9.13%, 10/15/20 (a)		985	1,044,100
9.25%, 10/15/20 (a)	EUR	2,457	3,124,886
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 9.13%, 10/15/20 (a)	USD	15,192	15,951,600
Ball Corp., 6.75%, 9/15/20		3,280	3,608,000
Berry Plastics Corp.:
4.34%, 9/15/14 (e)		6,890	6,752,200
8.25%, 11/15/15		10,320	10,965,000
9.75%, 1/15/21		13,176	14,328,900
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	14,433	17,169,096
Crown European Holdings SA:
7.13%, 8/15/18		6,091	8,324,829
7.13%, 8/15/18 (a)		5,938	8,115,718
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	3,730	4,103,000
Greif Luxembourg Finance SCA, 7.38%, 7/15/21 (a)	EUR	2,085	2,730,923
Greif, Inc., 7.75%, 8/01/19	USD	2,515	2,867,100
OI European Group BV, 6.88%, 3/31/17	EUR	2,030	2,652,461
Sealed Air Corp.:
8.13%, 9/15/19 (a)	USD	8,710	9,711,650
8.38%, 9/15/21 (a)		5,210	5,887,300
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)		3,480	3,514,800

			130,522,187

Diversified Consumer Services – 0.2%
ServiceMaster Co., 8.00%, 2/15/20		12,215	13,299,081

Diversified Financial Services – 2.1%
Ally Financial, Inc.:
8.00%, 11/01/31		30,213	35,424,743
8.00%, 11/01/31		7,892	9,118,827
CNG Holdings, Inc., 9.38%, 5/15/20 (a)		2,635	2,700,875
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust:
Series 2012-1, Class A, 5.13%, 11/30/24 (a)		23,345	23,345,000
Series 2012-1, Class B, 6.50%, 5/30/21 (a)		13,330	13,330,000
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,510	2,789,561
12.00%, 5/15/15		1,130	1,404,025
General Motors Financial Co., Inc., 6.75%, 6/01/18		5,540	6,055,913
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		48,520	51,552,500
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (a)		6,920	7,501,668
QHP Royalty Sub LLC, 10.25%, 3/15/15 (a)		756	757,426
Springleaf Finance Corp., 6.90%, 12/15/17		3,020	2,410,322

			156,390,860

Diversified Telecommunication Services – 3.4%
Avaya, Inc., 9.75%, 11/01/15		8,000	6,620,000
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		12,360	8,404,800

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
Consolidated Communications Finance Co., 10.88%, 6/01/20 (a)	USD	16,430	$17,087,200
Hughes Satellite Systems Corp., 6.50%, 6/15/19		9,680	10,285,000
Intelsat Jackson Holdings SA:
11.25%, 6/15/16		9,026	9,454,735
7.25%, 10/15/20 (a)		17,625	18,506,250
Intelsat Luxembourg SA:
11.25%, 2/04/17		2,480	2,554,400
11.50%, 2/04/17 (g)		23,880	24,656,100
ITC Deltacom, Inc., 10.50%, 4/01/16		4,780	5,090,700
Level 3 Financing, Inc.:
8.13%, 7/01/19		44,833	46,009,866
8.63%, 7/15/20		21,360	22,428,000
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(d)(f)		14,623	7,311
Qwest Corp., 7.50%, 6/15/23		709	712,899
Sprint Capital Corp., 6.88%, 11/15/28		42,711	34,382,355
Sunrise Communications Holdings SA:
8.50%, 12/31/18	EUR	100	134,143
8.50%, 12/31/18 (a)		2,725	3,655,404
Sunrise Communications International SA:
7.00%, 12/31/17 (a)		2,040	2,749,431
7.00%, 12/31/17		398	536,409
UPC Holding BV, 9.88%, 4/15/18 (a)	USD	4,580	5,015,100
UPCB Finance II Ltd.:
6.38%, 7/01/20	EUR	4,800	5,968,109
6.38%, 7/01/20 (a)		12,406	15,425,076
Windstream Corp., 7.88%, 11/01/17	USD	7,075	7,711,750
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	10,079	13,615,961

			261,010,999

Electric Utilities – 3.3%
The AES Corp.:
7.75%, 10/15/15	USD	4,586	5,147,785
9.75%, 4/15/16		6,210	7,358,850
7.38%, 7/01/21 (a)		4,165	4,633,563
Energy Future Holdings Corp., 10.00%, 1/15/20		27,535	29,393,613
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20		119,963	130,459,763
11.75%, 3/01/22 (a)		23,195	23,716,887
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)		283	281,274
GenOn REMA LLC, Series B, 9.24%, 7/02/17		3,173	3,125,767
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	38,800	48,855,986

			252,973,488

Electronic Equipment, Instruments & Components – 0.0%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	2,660	3,118,850

Energy Equipment & Services – 1.5%
CCS, Inc., 11.00%, 11/15/15 (a)		14,665	15,104,950
Cie Generale de Geophysique - Veritas:
7.75%, 5/15/17		5,840	6,044,400
6.50%, 6/01/21		17,940	17,940,000
Forbes Energy Services Ltd., 9.00%, 6/15/19		6,840	6,463,800
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)		3,815	3,853,150
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (a)		7,680	7,622,400
Infinis Plc:
9.13%, 12/15/14	GBP	1,275	2,041,765
9.13%, 12/15/14 (a)		3,820	6,117,288
Key Energy Services, Inc., 6.75%, 3/01/21	USD	10,680	10,413,000
Oil States International, Inc., 6.50%, 6/01/19		13,205	13,733,200

20	BLACKROCK FUNDS II	JUNE 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Energy Equipment & Services (concluded)
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)	USD	5,865	$6,026,287
SESI LLC, 7.13%, 12/15/21 (a)		15,590	16,954,125

			112,314,365

Food & Staples Retailing – 0.2%
Rite Aid Corp.:
9.25%, 3/15/20 (a)		7,035	7,035,000
6.88%, 12/15/28 (a)		7,860	6,189,750

			13,224,750

Food Products – 0.2%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	2,775	3,726,742
Del Monte Corp., 7.63%, 2/15/19	USD	2,520	2,542,050
DGS International Finance Co., 10.00%, 6/01/49 (a)(c)(d)		20,000	2
JBS USA LLC/JBS USA Finance, Inc., 11.63%, 5/01/14		1,890	2,149,875
Post Holdings, Inc., 7.38%, 2/15/22 (a)		4,695	4,953,225

			13,371,894

Health Care Equipment & Supplies – 0.9%
Alere, Inc., 7.88%, 2/01/16		7,315	7,497,875
Bausch & Lomb, Inc., 9.88%, 11/01/15		3,330	3,479,850
Biomet, Inc.:
10.00%, 10/15/17		6,347	6,779,389
10.38%, 10/15/17 (g)		22,380	23,918,625
DJO Finance LLC/DJO Finance Corp.:
10.88%, 11/15/14		4,443	4,587,397
8.75%, 3/15/18 (a)		11,390	11,617,800
7.75%, 4/15/18		4,190	3,456,750
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	2,870	3,568,432

			64,906,118

Health Care Providers & Services – 4.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19	USD	9,615	9,903,450
CHS/Community Health Systems, Inc., 8.88%, 7/15/15		1,150	1,180,187
Elli Finance UK Plc, 8.75%, 6/15/19	GBP	3,960	6,210,019
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (a)	USD	3,979	4,143,134
Fresenius Medical Care US Finance, Inc.:
6.88%, 7/15/17		695	772,319
6.50%, 9/15/18 (a)		5,818	6,327,075
5.75%, 2/15/21 (a)		180	187,425
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		260	298,675
HCA, Inc.:
6.75%, 7/15/13		500	521,250
8.50%, 4/15/19		2,235	2,503,200
6.50%, 2/15/20		39,715	43,041,131
7.88%, 2/15/20		20,500	22,755,000
7.25%, 9/15/20		24,375	26,812,500
5.88%, 3/15/22		25,115	26,245,175
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		38,457	38,072,430
INC Research LLC, 11.50%, 7/15/19 (a)		8,365	8,114,050
Omnicare, Inc., 7.75%, 6/01/20		25,664	27,973,760
Priory Group No. 3 Plc:
7.00%, 2/15/18	GBP	2,585	3,906,790
7.00%, 2/15/18 (a)		6,799	10,328,780
PSS World Medical, Inc., 6.38%, 3/01/22 (a)	USD	6,965	7,139,125
Symbion, Inc., 8.00%, 6/15/16		6,870	6,835,650
Teleflex, Inc., 6.88%, 6/01/19		6,560	6,970,000
Tenet Healthcare Corp.:
10.00%, 5/01/18		8,475	9,703,875

Corporate Bonds	Par (000)		Value

Health Care Providers & Services (concluded)
6.25%, 11/01/18	USD	16,200	$17,131,500
8.88%, 7/01/19		30,517	34,255,333
United Surgical Partners International, Inc., 9.00%, 4/01/20 (a)		12,395	13,138,700
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/01/19 (a)		8,745	8,832,450

			343,302,983

Hotels, Restaurants & Leisure – 2.6%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/15		8,540	7,515,200
11.25%, 6/01/17		20,905	22,812,581
10.00%, 12/15/18		74,947	51,245,011
8.50%, 2/15/20 (a)		14,970	15,082,275
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		3,905	4,002,625
Choice Hotels International, Inc., 5.75%, 7/01/22		4,000	4,182,320
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	3,095	3,172,551
Eldorado Resorts LLC/Eldorado Capital Corp., 8.63%, 6/15/19 (a)	USD	2,635	2,503,250
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	4,347	5,276,228
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (a)(c)(d)	USD	2,470	1,544
MGM Resorts International:
4.25%, 4/15/15 (f)		20,520	20,802,150
11.13%, 11/15/17		17,507	19,651,607
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		13,002	14,367,210
Scientific Games Corp., 8.13%, 9/15/18		1,800	1,930,500
Scientific Games International, Inc., 9.25%, 6/15/19		185	202,575
Travelport LLC:
5.09%, 9/01/14 (e)		3,255	2,075,063
9.88%, 9/01/14		720	526,500
11.88%, 9/01/16		1,100	420,750
6.47%, 12/01/16 (a)(g)		6,032	4,614,317
Travelport LLC/Travelport, Inc., 9.00%, 3/01/16		1,720	1,204,000
Waterford Gaming LLC, 8.63%, 9/15/14 (a)		4,871	1,850,888
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22 (a)		10,715	10,768,575

			194,207,720

Household Durables – 1.3%
Beazer Homes USA, Inc., 12.00%, 10/15/17		15,535	16,719,544
Pulte Group, Inc., 6.38%, 5/15/33		6,170	5,090,250
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		28,578	30,721,350
Standard Pacific Corp.:
10.75%, 9/15/16		12,385	14,614,300
8.38%, 1/15/21		29,390	31,888,150
Toll Brothers Finance Corp., 5.88%, 2/15/22		460	483,822

			99,517,416

Household Products – 1.7%
Libbey Glass, Inc., 6.88%, 5/15/20 (a)		7,750	7,963,125
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)		12,148	12,816,140
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.75%, 10/15/16 (a)	EUR	1,072	1,410,883
7.75%, 10/15/16		2,069	2,723,057
7.13%, 4/15/19 (a)	USD	11,115	11,642,963
9.00%, 4/15/19 (a)		7,220	7,201,950
9.88%, 8/15/19 (a)		53,840	55,859,000

BLACKROCK FUNDS II	JUNE 30, 2012	21

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Household Products (concluded)
7.88%, 8/15/19 (a)	USD	17,180	$18,597,350
6.88%, 2/15/21 (a)		2,540	2,641,600
8.50%, 2/15/21 (a)		3,835	3,643,250
Spectrum Brands, Inc.:
9.50%, 6/15/18		2,535	2,864,550
6.75%, 3/15/20 (a)		1,735	1,791,387

			129,155,255

Independent Power Producers & Energy Traders – 0.8%
Calpine Corp.:
7.25%, 10/15/17 (a)		10,935	11,755,125
7.50%, 2/15/21 (a)		2,540	2,743,200
7.88%, 1/15/23 (a)		5,000	5,450,000
DPL, Inc., 7.25%, 10/15/21 (a)		26,420	29,326,200
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (a)		2,585	2,807,956
NRG Energy, Inc., 7.63%, 1/15/18		8,440	8,735,400

			60,817,881

Insurance – 0.3%
Americo Life, Inc., 7.88%, 5/01/13 (a)		6,000	6,267,270
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		7,222	7,781,705
Genworth Financial, Inc., 7.63%, 9/24/21		7,455	7,043,737
International Lease Finance Corp., 6.50%, 9/01/14 (a)		180	189,900

			21,282,612

Internet Software & Services – 0.8%
Zayo Escrow Corp.:
8.13%, 1/01/20 (a)		38,700	40,441,500
10.13%, 7/01/20 (a)		22,150	23,534,375

			63,975,875

IT Services – 0.1%
Alliance Data Systems Corp., 6.38%, 4/01/20 (a)		9,460	9,696,500
Fidelity National Information Services, Inc., 5.00%, 3/15/22 (a)		40	40,700

			9,737,200

Life Sciences Tools & Services – 0.1%
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (a)		6,440	7,043,750

Machinery – 0.1%
Boart Longyear Management Pty Ltd., 7.00%, 4/01/21 (a)		3,390	3,466,275
SPX Corp., 6.88%, 9/01/17		3,634	3,961,060

			7,427,335

Media – 6.2%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		7,319	8,069,198
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.38%, 6/01/20		5,730	6,295,837
6.50%, 4/30/21		9,156	9,751,140
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		26,100	27,013,500
Central European Media Enterprises Ltd.,
11.63%, 9/15/16 (a)	EUR	2,684	2,785,219
CET 21 Spol SRO, 9.00%, 11/01/17 (a)		2,330	3,081,309
Cinemark USA, Inc., 8.63%, 6/15/19	USD	4,435	4,911,763
Clear Channel Communications, Inc., 9.00%, 3/01/21		11,380	9,900,600
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		23,929	26,022,787
Series B, 9.25%, 12/15/17		91,014	99,205,260
7.63%, 3/15/20 (a)		50,347	49,214,193
7.63%, 3/15/20 (a)		5,000	4,787,500
DISH DBS Corp., 5.88%, 7/15/22 (a)		14,615	14,761,150

Corporate Bonds	Par (000)		Value

Media (concluded)
Gray Television, Inc., 10.50%, 6/29/15	USD	4,710	$4,898,400
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		6,880	7,120,800
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		7,095	8,017,350
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18	EUR	6,780	9,180,714
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (a)	USD	10,965	11,198,006
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		5,410	4,503,825
Nielsen Finance LLC/Nielsen Finance Co.:
11.63%, 2/01/14		1,258	1,440,410
11.50%, 5/01/16		62	70,525
7.75%, 10/15/18		29,905	33,119,787
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (a)	GBP	4,179	6,315,852
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (a)	USD	7,925	7,053,250
Sinclair Television Group, Inc., 9.25%, 11/01/17 (a)		3,100	3,425,500
Unitymedia GmbH:
9.63%, 12/01/19	EUR	2,244	3,088,269
9.63%, 12/01/19 (a)		7,619	10,485,526
9.50%, 3/15/21		6,825	9,371,203
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.13%, 12/01/17		6,578	8,907,188
8.13%, 12/01/17 (a)		4,857	6,576,803
8.13%, 12/01/17 (a)	USD	8,856	9,520,200
7.50%, 3/15/19	EUR	17,257	22,712,326
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	1,117	1,876,216
WMG Acquisition Corp.:
9.50%, 6/15/16 (a)	USD	2,430	2,648,700
11.50%, 10/01/18		11,645	12,867,725
Wolverine Healthcare Analytics, Inc., 10.63%, 6/01/20 (a)		9,610	9,994,400
Ziggo Bond Co. BV, 8.00%, 5/15/18 (a)	EUR	5,342	7,334,941

			467,527,372

Metals & Mining – 2.7%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19	USD	11,800	10,059,500
6.25%, 6/01/21		7,845	6,629,025
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	9,305	11,628,306
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)	USD	5,265	5,370,300
6.88%, 2/01/18 (a)		13,530	13,665,300
6.88%, 4/01/22 (a)		9,940	10,014,550
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)		8,225	8,245,563
Goldcorp, Inc., 2.00%, 8/01/14 (f)		10,875	12,247,969
Kaiser Aluminum Corp., 8.25%, 6/01/20 (a)		6,075	6,196,500
New Gold, Inc., 7.00%, 4/15/20 (a)		4,155	4,279,650
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)		19,350	23,994,000
Novelis, Inc.:
8.38%, 12/15/17		16,828	18,005,960
8.75%, 12/15/20		53,245	57,371,487
RathGibson, Inc., 11.25%, 2/15/14 (c)(d)		7,631	382
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	8,480	9,805,872
Taseko Mines Ltd., 7.75%, 4/15/19	USD	9,005	8,599,775
Vedanta Resources Plc, 8.25%, 6/07/21 (a)		2,940	2,741,550

			208,855,689

22	BLACKROCK FUNDS II	JUNE 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Multiline Retail – 0.3%
Dollar General Corp.:
4.13%, 7/15/17	USD	8,107	$8,218,471
11.88%, 7/15/17 (e)		14,171	15,039,115

			23,257,586

Oil, Gas & Consumable Fuels – 11.9%
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (a)		9,935	10,183,375
Berry Petroleum Co., 6.38%, 9/15/22		10,060	10,386,950
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22 (a)		3,195	3,195,000
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		14,765	14,100,575
Chaparral Energy, Inc., 7.63%, 11/15/22 (a)		7,205	7,349,100
Chesapeake Energy Corp.:
9.50%, 2/15/15		3,355	3,615,013
6.63%, 8/15/20		9,770	9,672,300
6.88%, 11/15/20		4,855	4,782,175
6.13%, 2/15/21		11,110	10,748,925
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.88%, 4/15/21		10,653	10,333,410
6.13%, 7/15/22		11,810	11,573,800
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/01/15 (a)		6,075	6,469,875
Concho Resources, Inc.:
7.00%, 1/15/21		1,566	1,675,620
6.50%, 1/15/22		6,555	6,817,200
5.50%, 10/01/22		11,565	11,449,350
Consol Energy, Inc., 8.25%, 4/01/20		21,635	22,716,750
Continental Resources, Inc.:
8.25%, 10/01/19		4,305	4,810,837
7.13%, 4/01/21		3,965	4,420,975
Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 4/01/21		7,925	8,162,750
Crosstex Energy LP/Crosstex Energy Finance Corp.:
8.88%, 2/15/18		1,400	1,478,750
7.13%, 6/01/22 (a)		4,035	3,974,475
Crown Oil Partners IV LP, 15.00%, 11/22/14		9,730	9,730,039
El Paso LLC, 7.75%, 1/15/32		1,725	1,939,504
Encore Acquisition Co., 9.50%, 5/01/16		275	300,437
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		16,550	17,708,500
7.75%, 6/15/19		12,660	12,786,600
EP Energy LLC/EP Energy Finance, Inc.:
6.88%, 5/01/19 (a)		8,800	9,196,000
9.38%, 5/01/20 (a)		4,915	5,093,169
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		35,092	35,355,190
Hilcorp Energy I LP/Hilcorp Finance Co.:
8.00%, 2/15/20 (a)		5,875	6,330,313
7.63%, 4/15/21 (a)		19,455	20,719,575
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20 (a)		3,830	3,858,725
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (a)		8,705	8,966,150
Laredo Petroleum, Inc.:
9.50%, 2/15/19		21,825	24,334,875
7.38%, 5/01/22 (a)		9,650	10,036,000
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19 (a)		1,510	1,494,900
6.25%, 11/01/19 (a)		55,980	54,860,400
8.63%, 4/15/20		5,480	5,904,700
7.75%, 2/01/21		4,760	4,974,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22		12,840	13,225,200
Massey Energy Co., 3.25%, 8/01/15 (f)		19,946	17,203,425

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
MEG Energy Corp., 6.50%, 3/15/21 (a)	USD	43,850	$44,781,813
New World Resources NV, 7.88%, 5/01/18	EUR	7,901	9,498,798
Newfield Exploration Co.:
6.88%, 2/01/20	USD	7,350	7,827,750
5.75%, 1/30/22		3,600	3,762,000
5.63%, 7/01/24		25,135	25,700,537
Northern Oil and Gas, Inc., 8.00%, 6/01/20 (a)		8,180	8,139,100
Oasis Petroleum, Inc.:
7.25%, 2/01/19		6,870	7,041,750
6.50%, 11/01/21		6,115	6,053,850
6.88%, 1/15/23		7,215	7,242,056
OGX Austria GmbH:
8.50%, 6/01/18 (a)		90,815	80,825,350
8.38%, 4/01/22 (a)		23,120	19,941,000
Peabody Energy Corp.:
6.00%, 11/15/18 (a)		3,295	3,278,525
6.25%, 11/15/21 (a)		34,870	34,521,300
7.88%, 11/01/26		14,150	14,468,375
PetroBakken Energy Ltd., 8.63%, 2/01/20 (a)		32,855	32,690,725
Pioneer Natural Resources Co.:
6.65%, 3/15/17		2,365	2,746,874
6.88%, 5/01/18		10,755	12,656,860
7.50%, 1/15/20		4,425	5,475,022
7.20%, 1/15/28		12,440	15,283,859
Plains Exploration & Production Co., 7.63%, 4/01/20		1,235	1,302,925
Precision Drilling Corp.:
6.63%, 11/15/20		2,008	2,068,240
6.50%, 12/15/21		9,020	9,200,400
QEP Resources, Inc., 5.38%, 10/01/22		8,013	8,033,033
Range Resources Corp.:
8.00%, 5/15/19		5,555	6,068,837
5.75%, 6/01/21		24,055	25,137,475
5.00%, 8/15/22		11,650	11,504,375
Samson Investment Co., 9.75%, 2/15/20 (a)		8,835	8,790,825
SandRidge Energy, Inc.:
7.50%, 3/15/21		5,690	5,618,875
8.13%, 10/15/22 (a)		6,010	6,070,100
SM Energy Co.:
6.63%, 2/15/19		5,260	5,391,500
6.50%, 11/15/21		15,005	15,267,587
6.50%, 1/01/23 (a)		3,060	3,082,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		3,410	3,546,400
6.38%, 8/01/22 (a)		6,040	6,024,900
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	2,175	2,731,852
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20	USD	5,750	5,750,000
Whiting Petroleum Corp., 6.50%, 10/01/18		4,425	4,712,625

			904,173,550

Paper & Forest Products – 0.9%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(g)		9,476	7,769,953
APP Finance II Mauritius Ltd., 12.00%, 12/29/49 (c)(d)		21,000	2,100
Boise Cascade LLC, 7.13%, 10/15/14		2,769	2,779,384
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/01/20		5,850	6,464,250
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17		1,410	1,558,050
Cascades, Inc., 7.75%, 12/15/17		6,080	6,125,600
Clearwater Paper Corp.:
10.63%, 6/15/16		4,730	5,250,300

BLACKROCK FUNDS II	JUNE 30, 2012	23

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
7.13%, 11/01/18	USD	3,935	$4,151,425
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		6,515	6,515,000
NewPage Corp., 11.38%, 12/31/14 (c)(d)		30,570	19,717,650
Sappi Papier Holding GmbH:
7.75%, 7/15/17 (a)		2,365	2,394,563
8.38%, 6/15/19 (a)		4,855	4,861,069
6.63%, 4/15/21 (a)		935	883,575

			68,472,919

Pharmaceuticals – 0.7%
Capsugel FinanceCo SCA:
9.88%, 8/01/19	EUR	1,435	1,943,116
9.88%, 8/01/19 (a)		4,600	6,228,803
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)		4,903	6,390,901
inVentiv Health, Inc.:
10.00%, 8/15/18 (a)	USD	880	752,400
10.00%, 8/15/18 (a)		2,530	2,175,800
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (a)		27,925	29,181,625
6.75%, 8/15/21 (a)		5,560	5,448,800
7.25%, 7/15/22 (a)		2,240	2,245,600

			54,367,045

Professional Services – 0.2%
FTI Consulting, Inc.:
7.75%, 10/01/16		5,215	5,391,006
6.75%, 10/01/20		9,895	10,439,225

			15,830,231

Real Estate Investment Trusts (REITs) – 0.5%
Felcor Lodging LP, 6.75%, 6/01/19		26,520	27,149,850
The Rouse Co. LLC, 6.75%, 11/09/15		2,372	2,478,740
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/01/13 (a)		4,992	5,116,800

			34,745,390

Real Estate Management & Development – 1.6%
Diamond Resorts Corp., 12.00%, 8/15/18		19,535	20,902,450
IVG Immobilien AG, 8.00%, 5/29/49 (e)	EUR	4,100	1,919,767
Realogy Corp.:
11.50%, 4/15/17	USD	9,730	9,219,175
12.00%, 4/15/17		1,940	1,833,300
7.88%, 2/15/19 (a)		31,070	30,370,925
7.63%, 1/15/20 (a)		39,960	41,258,700
9.00%, 1/15/20 (a)		7,745	7,977,350
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (c)(d)		1,115	–
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27	GBP	5,250	6,002,255

			119,483,922

Road & Rail – 0.4%
Florida East Coast Railway Corp., 8.13%, 2/01/17	USD	5,030	5,256,350
The Hertz Corp.:
7.50%, 10/15/18		5,615	6,022,087
6.75%, 4/15/19 (a)		7,060	7,342,400
7.38%, 1/15/21		11,745	12,567,150

			31,187,987

Semiconductors & Semiconductor Equipment – 0.1%
Spansion LLC, 7.88%, 11/15/17		8,389	8,053,440

Software – 3.6%
Audatex North America, Inc., 6.75%, 6/15/18 (a)		10,640	11,198,600

Corporate Bonds	Par (000)		Value

Software (concluded)
Epicor Software Corp., 8.63%, 5/01/19	USD	10,830	$11,046,600
Equinix, Inc., 7.00%, 7/15/21		6,020	6,622,000
First Data Corp.:
7.38%, 6/15/19 (a)		39,690	40,483,800
8.88%, 8/15/20 (a)		1,625	1,759,063
8.25%, 1/15/21 (a)		30,265	30,265,000
12.63%, 1/15/21		30,921	30,959,651
IMS Health, Inc., 12.50%, 3/01/18 (a)		35,125	41,710,937
Interactive Data Corp., 10.25%, 8/01/18		21,800	24,252,500
Lawson Software, Inc.:
10.00%, 4/01/19 (a)	EUR	2,080	2,698,051
9.38%, 4/01/19 (a)	USD	41,360	44,151,800
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)		11,630	12,356,875
SunGard Data Systems, Inc.:
7.38%, 11/15/18		8,810	9,448,725
7.63%, 11/15/20		8,790	9,361,350

			276,314,952

Specialty Retail – 1.7%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		6,955	7,580,950
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)		20,465	20,695,231
House of Fraser Funding Plc:
8.88%, 8/15/18	GBP	5,157	7,087,230
8.88%, 8/15/18 (a)		5,639	7,749,639
Ltd. Brands, Inc., 5.63%, 2/15/22	USD	3,780	3,893,400
Penske Automotive Group, Inc., 7.75%, 12/15/16		6,275	6,510,313
Punch Taverns Finance Plc, 7.27%, 4/15/22	GBP	820	1,159,026
QVC, Inc.:
7.13%, 4/15/17 (a)	USD	4,525	4,806,885
7.50%, 10/01/19 (a)		12,930	14,352,300
7.38%, 10/15/20 (a)		7,931	8,783,583
5.13%, 7/02/22 (a)		7,357	7,509,834
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 2/01/21		19,564	20,835,660
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		4,755	5,171,063
5.75%, 6/01/22		4,370	4,572,113
Sonic Automotive, Inc., 9.00%, 3/15/18		5,100	5,546,250
Toys R US - Delaware, Inc., 7.38%, 9/01/16 (a)		1,012	1,001,880

			127,255,357

Textiles, Apparel & Luxury Goods – 0.2%
Levi Strauss & Co.:
7.75%, 5/15/18	EUR	2,189	2,867,141
6.88%, 5/01/22 (a)	USD	8,205	8,420,381
PVH Corp., 7.38%, 5/15/20		2,575	2,851,813

			14,139,335

Trading Companies & Distributors – 1.1%
Aircastle Ltd., 6.75%, 4/15/17		10,090	10,190,900
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		8,940	8,940,000
UR Merger Sub Corp.:
5.75%, 7/15/18 (a)		8,917	9,273,680
7.38%, 5/15/20 (a)		7,895	8,250,275
7.63%, 4/15/22 (a)		42,251	44,257,923

			80,912,778

Transportation Infrastructure – 0.1%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	5,960	7,487,335

Wireless Telecommunication Services – 2.7%
Cricket Communications, Inc.:
7.75%, 5/15/16	USD	9,550	10,134,937

24	BLACKROCK FUNDS II	JUNE 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
7.75%, 10/15/20	USD	4,090	$3,905,950
Digicel Group Ltd.:
8.88%, 1/15/15 (a)		6,820	6,888,200
9.13%, 1/15/15 (a)		10,171	10,272,710
10.50%, 4/15/18 (a)		26,599	27,795,955
Digicel Ltd., 8.25%, 9/01/17 (a)		14,891	15,151,593
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	4,850	6,291,129
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	15,940	15,700,900
NII Capital Corp., 7.63%, 4/01/21		6,022	5,163,865
Phones4u Finance Plc:
9.50%, 4/01/18	GBP	1,224	1,734,851
9.50%, 4/01/18 (a)		6,510	9,227,027
SBA Telecommunications, Inc., 8.00%, 8/15/16	USD	2,022	2,153,430
Sprint Nextel Corp.:
9.00%, 11/15/18 (a)		52,913	59,130,277
7.00%, 3/01/20 (a)		30,120	31,324,800

			204,875,624

Total Corporate Bonds – 72.9%			5,536,703,018

Floating Rate Loan Interests (e)	Par (000)		Value

Advertising – 0.0%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/09/16		1,064	967,814

Aerospace & Defense – 0.0%
Sequa Corp., Tranche 1 2011 New Term Loan, 6.25%, 12/03/14		3,396	3,393,572

Airlines – 0.1%
AWAS Finance Luxembourg S.à r.l., Loan, 5.25%, 6/10/16		6,263	6,247,424
Northwest Airlines Corp.:
Trade Claim Participation, 0.00%, 12/31/49 (c)(d)		4,500	–
Trade Claim Participation, 0.00%, 12/31/49 (c)(d)		3,600	–

			6,247,424

Auto Components – 0.2%
Federal-Mogul Corp., Tranche B Term Loan, 2.18% - 2.19%, 12/29/14		14,240	13,528,421

Chemicals – 0.8%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		28,194	27,371,909
Ineos US Finance LLC, Cash Dollar Term Loan, 6.50%, 5/04/18		30,309	29,635,571
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 4.00%, 7/30/14		89	85,830
Trinseo Materials Operating S.C.A. (FKA Styron S.à r.l.), Term Loan, 6.00% - 6.75%, 8/02/17		4,117	3,852,182

			60,945,492

Commercial Services & Supplies – 0.6%
Ceridian Corp., US Term Loan, 3.20%, 11/09/14		2,999	2,901,225
HD Supply, Inc., Term Loan, 7.25%, 10/12/17		29,885	30,053,253
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		3,577	3,408,096
Sabre, Inc., Non-Extended Initial Term Loan, 2.25%, 9/30/14		2,778	2,656,148
Tervita Corp. (FKA CCS Corp.), Series A Term Loan, 6.50%, 11/14/14		4,453	4,435,915

			43,454,637

Floating Rate Loan Interests (e)	Par (000)		Value

Diversified Consumer Services – 0.1%
The ServiceMaster Co.:
Closing Date Loan, 2.74% - 2.97%, 7/24/14	USD	4,589	$4,529,425
Delayed Draw Term Loan, 2.75%, 7/24/14		457	451,046

			4,980,471

Diversified Financial Services – 1.0%
GMACM Borrower LLC (RFC Borrower LLC):
Term Loan (DIP), 5.25%, 11/15/13		34,430	34,395,570
Term Loan (DIP), 7.25%, 11/15/13		5,010	5,022,525
Nuveen Investments, Inc.:
First-Lien Incremental Term Loan, 7.25%, 5/15/17		8,655	8,655,000
New Second-Lien Term Loan, 8.25%, 2/28/19		10,695	10,708,369
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		15,770	14,832,316

			73,613,780

Diversified Telecommunication Services – 1.0%
Avaya, Inc., Term B-1 Loan, 3.22%, 10/24/14		8,134	7,658,684
Hawaiian Telcom Communications, Inc., Term Loan, 7.00%, 2/28/17		5,135	5,102,906
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		38,282	38,194,085
Level 3 Financing, Inc., Tranche B III Term Loan, 5.75%, 9/03/18		21,725	21,704,578

			72,660,253

Electrical Equipment – 0.1%
Schaeffler AG, Facility C2, 6.00%, 1/27/17		9,485	9,470,203

Food & Staples Retailing – 0.5%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.56%, 7/09/15	GBP	15,560	23,134,199
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16	USD	13,459	13,441,713

			36,575,912

Food Products – 0.2%
Pierre Foods, Inc., Loan (Second Lien), 11.25%, 9/29/17		12,230	12,260,575
US Foods, Inc. (AKA U.S. Foodservice, Inc.), Extended Term Loan, 5.75%, 3/31/17		2,113	2,017,937

			14,278,512

Health Care Equipment & Supplies – 0.2%
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19		12,530	12,448,555
Hologic, Inc., Bridge Loan, 6.21%, 4/29/19		31,210	312

			12,448,867

Health Care Providers & Services – 0.4%
Harden Healthcare LLC:
Tranche A Additional Term Loan, 7.00% - 7.75%, 3/02/15		6,517	6,386,748
Tranche A Term Loan, 8.50%, 3/02/15		3,240	3,175,258
LHP Operations Co. LLC, Term Loan B, 9.00%, 6/20/18		7,620	7,315,200
Thomson Reuters (Healthcare), Inc. (FKA VCPH Holdings Corp./Wolverine Healthcare Analytics), Tranche B Term Loan, 6.75%, 6/06/19		10,255	10,229,362

			27,106,568

BLACKROCK FUNDS II	JUNE 30, 2012	25

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)		Value

Hotels, Restaurants & Leisure – 0.8%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.25%, 1/28/15	USD	11,991	$11,172,067
Term B-2 Loan, 3.25%, 1/28/15		7,658	7,134,589
Term B-3 Loan, 3.25% - 3.46%, 1/28/15		20,440	19,043,593
Term B-4 Loan, 9.50%, 10/31/16		14,261	14,421,177
Term B-6 Loan, 5.50%, 1/26/18		5,605	4,983,181
Stockbridge/SBE Holdings, Term Loan B, 13.00%, 5/02/17		4,810	4,719,812
Travelport Holdings Ltd.:
Extended Tranche A Loan, 6.47%, 9/28/12 (g)		2,776	1,063,972
Extended Tranche B Loan, 13.97%, 12/01/16 (g)		8,783	878,289

			63,416,680

Internet Software & Services – 0.7%
Zayo Group LLC (Zayo Capital, Inc.):
Bridge Loan, 1.47%, 12/18/12		23,660	237
Bridge Loan, 0.00%, 12/18/12		20,905	209
Term Loan B, 7.13%, 6/30/19		55,440	55,568,621

			55,569,067

Life Sciences Tools & Services – 0.1%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), Term Loan, 6.25%, 12/05/18		6,949	6,975,337

Machinery – 0.1%
Rexnord LLC/RBS Global, Inc., Term B Loan, 5.00%, 4/02/18		11,609	11,662,169

Media – 1.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Term Loan, 2.50%, 6/30/14		7,867	7,276,709
Cequel Communications LLC, Term Loan, 4.00%, 2/14/19		9,531	9,323,811
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.90%, 1/29/16		48,934	38,984,131
Tranche C Term Loan, 3.90%, 1/29/16		9,211	7,138,904
Eastman Kodak Co., Term Loan (DIP), 8.50%, 7/22/13		15,515	15,462,091
EMI Group North America Holdings, Inc. (MTL Publishing LLC), Term Loan B, 5.50%, 2/15/18		8,825	8,858,094
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		18,455	18,754,894
Univision Communications, Inc., Extended First-Lien Term Loan, 4.50%, 3/31/17		8,030	7,593,409

			113,392,043

Metals & Mining – 0.6%
Constellium Holdco BV, Initial Term Loan, 9.25%, 5/25/18		11,860	11,563,500
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16		31,427	32,120,418

			43,683,918

Multiline Retail – 0.2%
Hema Holding BV, Facility (Mezzanine), 3.88% - 5.00%, 7/05/17 (g)	EUR	8,950	9,513,805
Savers, Inc., Term Loan B, 0.00%, 6/12/19	USD	4,590	4,544,100

			14,057,905

Oil, Gas & Consumable Fuels – 1.6%
Chesapeake Energy Corp., Loan, 8.50%, 12/01/17		54,280	53,799,079
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16		56,608	58,670,468

Floating Rate Loan Interests (e)	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Frac Tech Services LLC/Frac Tech Finance, Inc., Term Loan, 5.22%, 5/06/16	USD	3,660	$3,333,931
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		9,185	9,185,362

			124,988,840

Paper & Forest Products – 0.3%
Ainsworth Lumber Co. Ltd., Term Loan, 5.25%, 6/26/14		4,000	3,801,680
NewPage Corp., Term Loan (DIP), 8.00%, 3/08/13		9,950	10,043,331
Verso Paper Finance Holdings LLC, Loan, 6.72% - 7.47%, 2/01/13		19,368	9,684,067

			23,529,078

Pharmaceuticals – 0.2%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17		8,176	7,905,709
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 6.50%, 8/04/16		5,732	5,347,796
Term B-3 Loan, 6.75%, 5/15/18		2,160	2,017,384

			15,270,889

Real Estate Investment Trusts (REITs) – 0.4%
iStar Financial, Inc.:
Tranche A-1 Loan, 5.00%, 6/28/13		30,959	30,848,241
Tranche A-2 Loan, 7.00%, 6/30/14		3,015	3,004,236

			33,852,477

Real Estate Management & Development – 0.2%
Realogy Corp.:
Extended (First Lien) Term Loan, 4.49%, 10/10/16		12,185	11,490,828
Extended Synthetic Commitment, 0.10% - 4.40%, 10/10/16		1,358	1,280,805

			12,771,633

Semiconductors & Semiconductor Equipment – 0.0%
NXP BV/NXP Funding LLC, Tranche A-2 Loan, 5.50%, 3/03/17		1,612	1,611,880

Software – 0.8%
First Data Corp., 2018 Dollar Term Loan, 4.25%, 3/23/18		15,635	14,319,784
Interactive Data Corp., Term B Loan, 4.50%, 2/09/18		9,774	9,595,520
Lawson Software, Inc. (FKA SoftBrands, Inc.), Tranche B Term Loan, 6.25%, 4/05/18		30,975	31,086,200
Misys Plc, Term Loan C, 12.00%, 2/19/19		6,775	6,628,186

			61,629,690

Specialty Retail – 0.3%
Claire’s Stores, Inc., Term B Loan, 3.00% - 3.20%, 5/29/14		9,298	8,811,934
Hupah Finance, Inc., Initial Term Loan, 6.25%, 1/18/19		16,938	16,937,550

			25,749,484

Textiles, Apparel & Luxury Goods – 0.1%
EB Sports Corp., Term Loan, 11.50%, 12/31/15 (g)		7,615	7,462,862

Wireless Telecommunication Services – 0.7%
Crown Castle Operating Co., Tranche B Term Loan, 4.00%, 1/31/19		708	696,372
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15 (g)		39,317	39,710,396

26	BLACKROCK FUNDS II	JUNE 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)		Value

Wireless Telecommunication Services (concluded)
New Series A Loan, 6.25%, 7/11/16 (g)	USD	15,263	$15,415,125

			55,821,893

Total Floating Rate Loan Interests – 13.8%			1,051,117,771

Foreign Agency Obligations – 0.0%	Par (000)		Value

Eksportfinans ASA, 0.66%, 4/05/13 (e)		2,042	1,983,533

Investment Companies	Shares		Value

Boparan Finance Plc (a)		2,272,000	2,990,230
Boparan Finance Plc (a)		2,790,000	4,522,481
Eaton Vance Senior Income Trust		11,650	81,783
ING Prime Rate Trust		471,600	2,721,132
Offshore Group Investments Ltd. (a)		15,860,000	17,208,100
PBF Holding Co. LLC/PBF Finance Corp. (a)		4,190,000	4,179,525

Total Investment Companies – 0.4%			31,703,251

Other Interests (i)	Beneficial Interest (000)		Value

Auto Components – 0.0%
Lear Corp., Escrow (c)(d)		7,955	89,494
Lear Corp., Escrow (c)(d)		7,495	84,319

			173,813

Capital Markets – 0.1%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		9,030	2,054,325
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		5,675	1,291,063
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		5,500	1,237,500
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		2,520	573,300
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		1,000	225,000

			5,381,188

Electric Utilities – 0.0%
Mirant America Corp., Escrow (a)(c)(d)		3,270	–
Mirant America, Inc., Escrow (a)(c)(d)		1,880	–
Mirant Americas Generation LLC, Escrow (c)(d)		1,215	–

			–

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc., Escrow (c)		3,925	–

Household Durables – 0.4%
Richland-Stryker Generation LLC (c)		10,488	10,487,500
Stanley-Martin, Class B Membership Units (c)		20	22,343,153

			32,830,653

Media – 0.0%
Adelphia Communications Corp., Escrow (c)(d)		800	6,000
Adelphia Communications Corp., Escrow (c)(d)		325	2,437
Adelphia Communications Corp., Escrow (c)(d)		27,425	3
Century Communications, Escrow (c)(d)		625	6,250

			14,690

Other Interests (i)	Beneficial Interest (000)		Value

Oil, Gas & Consumable Fuels – 0.1%
Post Oak Crown IV LLC (c)	USD	2,500	$2,500,000

Total Other Interests – 0.6%			40,900,344

Preferred Securities

Capital Trusts	Par (000)		Value

Insurance – 0.3%
American General Institutional Capital A, 7.57%, 12/01/45 (a)		10,310	10,335,775
Genworth Financial, Inc., 6.15%, 11/15/66 (e)		15,780	9,073,500

			19,409,275

Total Capital Trusts – 0.3%			19,409,275

Preferred Stocks	Shares		Value

Auto Components – 0.5%
Dana Holding Corp., 4.00% (a)		326,201	36,208,311

Commercial Banks – 0.0%
Royal Bank of Scotland Group Plc, 7.25%		84,000	1,650,600

Diversified Financial Services – 1.7%
Ally Financial, Inc., 7.00% (a)		119,910	106,828,574
RBS Capital Funding Trust VII, 6.08%		1,312,400	18,294,856

			125,123,430

Media – 0.0%
TRA Global, Inc., 0.00%		2,077,830	2,555,731

Real Estate Investment Trusts (REITs) – 0.0%.
MPG Office Trust, Inc., Series A, 7.63%		140,888	2,092,187

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, 7.00%		370,000	832,500
Freddie Mac, 8.38%		990,611	2,149,626

			2,982,126

Total Preferred Stocks – 2.2%			170,612,385

Trust Preferreds	Shares		Value

Diversified Financial Services – 0.6%
GMAC Capital Trust I, 8.13%, 2/15/40		1,959,800	47,133,190

Total Preferred Securities – 3.1%			237,154,850

Warrants (j)	Shares		Value

Diversified Financial Services – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		3,811	–

Health Care Providers & Services – 0.0%
HealthSouth Corp. (Expires 1/16/14)		253,521	–

Hotels, Restaurants & Leisure – 0.0%
BLB Worldwide Holdings, Inc. (Expires 11/08/17)		500	2,500

BLACKROCK FUNDS II	JUNE 30, 2012	27

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Warrants (j)	Shares	Value

Hotels, Restaurants & Leisure (concluded)
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	3,314	$–

		2,500

Media – 0.0%
Charter Communications, Inc., Class A (Expires 11/30/14) (c)	74,775	1,981,537
HMH Holdings (Education Media)	707,200	7,072

		1,988,609

Total Warrants – 0.0%		1,991,109

Total Long-Term Investments
(Cost – $7,237,243,320) – 95.4%		7,246,413,084

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (k)(l)	415,908,262	415,908,262

Total Short-Term Securities (Cost – $415,908,262) – 5.5%		415,908,262

Options Purchased	Contracts	Value

Exchange-Traded Call Options – 0.0%
iShares MSCI EAFE Index Fund, Strike USD 50, Expires 07/21/12	19,576	1,889,084

Over-the-Counter Call Options – 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Group, Inc.	107	1

Total Options Purchased
(Cost – $996,359) – 0.0%		1,889,085

Total Investments
(Cost – $7,654,147,941*) – 100.9%		7,664,210,431
Liabilities in Excess of Other Assets – (0.9)%		(65,319,169)

Net Assets – 100.0%		$7,598,891,262

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,654,103,273

Gross unrealized appreciation	$303,668,852
Gross unrealized depreciation	(293,561,694)

Net unrealized appreciation	$10,107,158

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Convertible security.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	All or a portion of security has been pledged as collateral in connection with swaps.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	205,812,406	210,095,856	415,908,262	$378,642

(l)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Apprecia- tion (Deprecia- tion)

USD	1,904,557	AUD	1,875,500	Deutsche Bank AG	7/18/12	$(11,461)
USD	38,933,612	CAD	38,880,000	Goldman Sachs Group,	7/18/12	761,213
				Inc.
USD	4,599,607	CAD	4,550,000	UBS AG	7/18/12	132,415
USD	117,583,822	GBP	73,684,000	Goldman Sachs	7/18/12	2,189,041
				Group, Inc.
USD	2,250,823	GBP	1,440,500	Royal Bank of Scotland	7/18/12	(5,110)
				Group Plc
USD	5,154,315	GBP	3,310,000	UBS AG	7/18/12	(29,398)
EUR	21,573,000	USD	28,177,207	UBS AG	7/25/12	(870,684)
USD	445,382,520	EUR	337,411,000	Citigroup, Inc.	7/25/12	18,296,748
USD	2,152,707	EUR	1,663,000	UBS AG	7/25/12	47,726
USD	8,837,253	EUR	6,837,000	UBS AG	7/25/12	183,163

Total	$20,693,653

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Deprecia- tion
2,734	E-Mini S&P 500® Futures	Chicago Mercantile	September 2012	USD	185,419,880	$(6,297,722)

—	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counter- party	Expiration Date	Notional Amount (000)	Unrealized Apprecia- tion (Deprecia- tion)

MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD 3,850	$(291,348)

28	BLACKROCK FUNDS II	JUNE 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Issuer	Pay Fixed Rate	Counter- party	Expira- tion Date	Notional Amount (000)	Unrealized Apprecia- tion (Deprecia- tion)

MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD 2,060	$(111,591)

MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD 2,030	(123,826)

MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD 1,965	(171,459)

MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD 980	(76,827)

Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	USD 4,520	65,097

Realogy Corp.	5.00%	Goldman Sachs Group, Inc.	9/20/16	USD 2,300	(307,897)

iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	USD 3,400	(585,947)

Israel Government	1.00%	Deutsche Bank AG	3/20/17	USD 11,550	(241,680)

State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD 3,845	(77,976)

Total					$(1,923,454)

—	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counter- party	Expira- tion Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Apprecia- tion (Deprecia- tion)

Air Lease Corp.	5.00%	Goldman Sachs Group, Inc.	2/14/13	Not Rated	USD 12,300	$281,687

CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	USD 55,700	6,958,026

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B	USD 2,000	126,450

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B	USD 1,500	76,583

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD 5,275	309,635

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD 5,275	268,937

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD 1,000	66,012

Issuer	Receive Fixed Rate	Counter- party	Expira- tion Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Apprecia- tion (Deprecia- tion)

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD 1,000	$60,220

Community Health Systems, Inc.	5.00%	BNP Paribas SA	9/20/16	B	USD 2,000	196,319

ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B	USD 2,600	243,267

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	9/20/16	B	USD 6,800	409,779

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	9/20/16	B	USD 3,900	351,843

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	9/20/16	B	USD 1,450	86,811

ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	9/20/16	B	USD 400	35,858

The Hertz Corp.	5.00%	Citigroup, Inc.	3/20/17	B	USD 5,000	139,682

Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD 11,410	206,074

Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	USD 35,000	1,696,107

Goodyear Tire & Rubber Co.	5.00%	Barclays Plc	6/20/17	B+	USD 5,000	(9,533)

The Hertz Corp.	5.00%	Citigroup, Inc.	6/20/17	B	USD 4,705	(197,502)

Goodyear Tire & Rubber Co.	5.00%	Deutsche Bank AG	6/20/17	B+	USD 8,190	199,150

Goodyear Tire & Rubber Co.	5.00%	Goldman Sachs Group, Inc.	6/20/17	B+	USD 8,350	104,562

BLACKROCK FUNDS II	JUNE 30, 2012	29

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Issuer	Rec- eive Fixed Rate	Counter- party	Expir- ation Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrea- lized Apprec- iation (Deprec- iation)

CCO Holdings LLC/CCO Holdings Capital Corp.	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	16,770	$821,336

Level 3 Communi- cations, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC	USD	14,000	(11,311)

Total							$12,419,992

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows:

Index	Receive Fixed Rate	Counter- party	Expir- ation Date	Credit Rating[1]	Notional Amount (000)[2]	Unrea- lized Apprec- iation

CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	B+	USD 49,500	$652,067

CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	B+	USD 19,800	12,530

Total						$664,597

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Invest- ments:
Long- Term Invest- ments:
Asset- Backed Securi- ties	–	–	$2,515,800	$2,515,800
Collater- alized Debt Obliga- tions	–	–	3,985,099	3,985,099
Common Stocks	$171,650,843	$111,650,403	55,057,063	338,358,309
Corp- orate Bonds	–	5,507,862,824	28,840,194	5,536,703,018
Flo- ating Rate Loan Inte- rests	–	924,566,544	126,551,227	1,051,117,771
Foreign Agency Obliga- tions	–	1,983,533	–	1,983,533
Invest- ment Com- panies	2,802,915	28,900,336	–	31,703,251
Other Inte- rests	–	5,389,625	35,510,719	40,900,344
Pref- erred Securi- ties	215,189,844	19,409,275	2,555,731	237,154,850
Warrants	1,984,037	–	7,072	1,991,109
Short- Term Secu- rities	415,908,262	–	–	415,908,262

Total	$807,535,901	$6,599,762,540	$255,022,905	$7,662,321,346

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$5,100,909	$8,267,123	$13,368,032
Equity contracts	$1,889,084	–	1	1,889,085
Foreign currency exchange contracts	–	21,610,306	–	21,610,306
Liabilities:
Credit contracts	–	(2,206,897)	–	(2,206,897)
Equity contracts	(6,297,722)	–	–	(6,297,722)
Foreign currency exchange contracts	–	(916,653)	–	(916,653)

Total	$(4,408,638)	$23,587,665	$8,267,124	$27,446,151

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

30	BLACKROCK FUNDS II	JUNE 30, 2012

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency	$19,715,495	–	–	$19,715,495
Cash pledged as collateral for financial futures contracts	9,774,000	–	–	9,774,000
Cash pledged as collateral for swap contracts	2,410,000	–	–	2,410,000
Liabilities:
Bank overdraft	–	$(2,251,922)	–	(2,251,922)

	Level 1	Level 2	Level 3	Total

Cash received as collateral for swap contracts	–	$(12,120,000)	–	$(12,120,000)

Total	$31,899,495	$(14,371,922)	–	$17,527,573

Certain of the Fund’s investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Collateralized Debt Obligations	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total

Opening balance, as of September 30, 2011	$4,048,750	$7,597,992	$133,208,791	$20,964,237	$137,663,674	$11,738,169	$2,555,731	$2,071	$317,779,415
Transfers into Level 3[2]	–	–	–	–	9,696,645	–	–	–	9,696,645
Transfers out of Level 3[2]	–	–	–	–	(18,406,540)	–	–	(2,000)	(18,408,540)
Accrued discounts/ premiums	48,938	76,543	–	12,358	2,679,301	–	–	–	2,817,140
Net realized gain (loss)	(296,783)	331,442	(14,900,836)	–	(9,829,653)	109,473	–	–	(24,586,357)
Net change in unrealized appreciation/ depreciation[3]	174,895	1,359,832	(31,477,112)	(111,665)	6,757,114	11,647,563	–	(71)	(11,649,444)
Purchases	–	60,565	25,450,944	9,730,039	29,852,894	27,379,061	–	7,072	92,480,575
Sale	(1,460,000)	(5,441,275)	(57,224,724)	(1,754,775)	(31,862,208)	(15,363,547)	–	–	(113,106,529)

Closing balance, as of June 30, 2012	$2,515,800	$3,985,099	55,057,063	$28,840,194	$126,551,227	$35,510,719	$2,555,731	$7,072	$255,022,905

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2012 was $(3,515,233).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Equity	Contracts	Credit Contracts

	Assets	Liabilities	Assets	Liabilities	Total

Opening balance, as of September 30, 2011	$1	–	–	$(106,124)	$(106,123)
Transfers into Level 3[4]	–	–	–	–	–
Transfers out of Level 3[4]	–	–	–	–	–
Accrued discounts/ premiums	–	–	–	831,746	831,746
Net realized gain (loss)	–	–	–	–	–
Net change in unrealized appreciation/ depreciation[5]	–	–	$202,173	4,112,710	4,314,883
Purchases	–	–	–	–	–
Issues[6]	–	–	1,106,924	2,119,694	3,226,618

	Equity	Contracts	Credit Contracts

	Assets	Liabilities	Assets	Liabilities	Total

Sales	–	–	–	–	–
Settlements[7]	–	–	–	–	–

Closing balance, as of June 30, 2012	$1	–	$1,309,097	$6,958,026	$8,267,124

[4]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[5]	The change in unrealized appreciation/depreciation on swaps still held as of June 30, 2012 was $4,314,883.

[6]	Issues represent upfront cash received on certain derivative financial instruments.

[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivatives financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FUNDS II	JUNE 30, 2012	31

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%	Par (000)		Value

Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1, 0.44%, 1/25/47 (a)	USD	119	$114,000

Corporate Bonds	Par (000)		Value

Banks — 0.0%
International Bank for Reconstruction & Development, 3.71%, 12/10/13 (a)		265	263,246

Diversified Financial Services — 0.1%
The Bear Stearns Cos. LLC, 4.45%, 3/10/14 (a)		340	343,968
Citigroup Funding, Inc., 3.45%, 5/28/13 (a)		5,491	5,471,397

			5,815,365

Total Corporate Bonds — 0.1%			6,078,611

Foreign Government Obligations	Par (000)		Value

Germany — 1.9%
Federal Republic of Germany:
1.75%, 4/15/20	EUR	48,030	75,502,540
0.10%, 4/15/23		14,840	19,419,244

			94,921,784

Greece — 0.0%
Hellenic Republic:
2.00%, 2/24/23-2/24/42 (b)		4,550	790,526
18.82%, 10/15/42 (a)		4,550	19,576

			810,102

Italy — 0.5%
Buoni Poliennali Del Tesoro, 2.15%, 9/15/14		14,340	21,313,131

Total Foreign Government Obligations — 2.4%			117,045,017

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations — 0.4%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.60%, 3/25/35 (a)(c)	USD	15,570	12,876,121
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.53%, 5/25/37 (a)		17,080	8,160,778

			21,036,899

Commercial Mortgage-Backed Securities — 0.3%
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 5/10/17 (a)(d)		12,000	13,317,768
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A3, 4.25%, 7/15/27		498	505,588

			13,823,356

Total Non-Agency Mortgage-Backed Securities — 0.7%			34,860,255

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, 2.39%, 6/01/34 (a)		119	126,446

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27	USD	361,182	$478,269,006
2.00%, 1/15/26		45,762	58,406,806
1.75%, 1/15/28		147,451	184,758,894
3.63%, 4/15/28 (e)		153,658	237,077,282
2.50%, 1/15/29 (f)		95,717	132,843,753
3.88%, 4/15/29 (e)		161,229	260,536,796
3.38%, 4/15/32		12,927	20,826,238
2.13%, 2/15/40-2/15/41 (f)		274,746	391,111,452
0.75%, 2/15/42		154,221	161,791,478
U.S. Treasury Inflation Indexed Notes:
3.00%, 7/15/12		96,314	96,361,623
0.63%, 4/15/13-7/15/21 (e)		259,582	282,052,957
1.88%, 7/15/13-7/15/19		313,994	335,928,283
2.00%, 1/15/14-1/15/16		197,616	209,422,680
1.25%, 4/15/14-7/15/20		173,783	179,706,624
1.63%, 1/15/15-1/15/18		33,843	36,027,705
0.50%, 4/15/15		315,474	327,584,572
0.13%, 4/15/16-1/15/22 (d)		1,055,172	1,103,909,617
2.50%, 7/15/16		125,884	144,123,064
2.38%, 1/15/17 (f)		47,920	55,308,150
2.63%, 7/15/17		7,603	9,031,430
2.13%, 1/15/19		64,178	76,795,988
1.38%, 1/15/20		66,888	77,775,204
1.13%, 1/15/21		51,018	58,716,090

Total U.S. Treasury Obligations — 98.7%			4,918,365,692

Total Long-Term Investments (Cost — $4,702,864,001) — 101.9%			5,076,590,021

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (g)(h)		4,608,421	4,608,421

Total Short-Term Securities (Cost — $4,608,421) — 0.1%			4,608,421

Options Purchased	Contracts		Value

Exchange-Traded Put Options — 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 131, Expires 7/27/12		1,246	136,281

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Call Options — 0.0%
USD Currency, Strike Price JPY 100, Expires 3/28/13, Broker Citigroup, Inc.	USD	47,725	67,450

Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 6/08/22, Broker Deutsche Bank AG	EUR	43,500	6,098,857
Pay a fixed rate of 2.600% and receive a floating rate based on 3-month LIBOR, Expires 9/19/12, Broker Deutsche Bank AG	USD	56,700	53,060
Pay a fixed rate of 3.900% and receive a floating rate based on 3-month LIBOR, Expires 9/09/13, Broker Citigroup, Inc.		42,300	163,824

			6,315,741

32	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

		Value

Total Options Purchased (Cost — $9,063,923) — 0.1%		$6,519,472

Total Investments Before Options Written (Cost — $4,716,536,345*) — 102.1%		5,087,717,914

Options Written	Contracts	Value

Exchange-Traded Put Options — (0.0)%
U.S. Treasury Notes (10 Year), Strike Price USD 129.50, Expires 7/27/12	1,246	(155,750)

Options Written	Notional Amount (000)	Value

Over-the-Counter Interest Rate Call Swaptions — (0.2)%
Pay a fixed rate of 1.250% and receive a floating rate based on 3-month LIBOR, Expires 6/27/14, Broker Credit Suisse Group AG	USD 30,000	$(264,195)
Pay a fixed rate of 2.150% and receive a floating rate based on 3-month LIBOR, Expires 9/09/13, Broker Citigroup, Inc.	42,300	(1,540,651)
Pay a fixed rate of 2.410% and receive a floating rate based on 3-month LIBOR, Expires 8/16/13, Broker JPMorgan Chase & Co.	35,000	(1,891,456)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Group Plc	62,500	(6,839,156)

		(10,535,458)

Over-the-Counter Interest Rate Put Swaptions — (0.1)%
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, Expires 6/27/14, Broker Credit Suisse Group AG	30,000	(357,780)
Receive a fixed rate of 2.410% and pay a floating rate based on 3-month LIBOR, Expires 8/16/13, Broker JPMorgan Chase & Co.	35,000	(108,063)
Receive a fixed rate of 2.850% and pay a floating rate based on 3-month LIBOR, Expires 9/19/12, Broker Deutsche Bank AG	56,700	(19,397)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Group Plc	62,500	(203,887)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 6/08/22, Broker Deutsche Bank AG	EUR 43,500	(2,244,065)

		(2,933,192)

Total Options Written (Premiums Received — $10,925,849) — (0.3)%		(13,624,400)

Total Investments Net of Options Written — 101.8%		5,074,093,514
Liabilities in Excess of Other Assets — (1.8)%		(90,794,960)

Net Assets — 100.0%		$4,983,298,554

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,719,506,777

Gross unrealized appreciation	$393,692,634
Gross unrealized depreciation	(25,481,497)

Net unrealized appreciation	$368,211,137

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	All or a portion of security has been pledged as collateral in connection with swaps.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Realized Gain	Income

BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	34,167,549	(29,559,128)	4,608,421	$3,070	$70,881

(h)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

Citigroup, Inc.	(0.50)%	6/20/12	Open	$12,598,075	$12,600,000
Credit Suisse Group AG	0.18%	6/28/12	Open	108,001,620	108,000,000

Total				$120,599,695	$120,600,000

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 2,273,145	EUR	1,796,000	Royal Bank of Scotland Group Plc	7/02/12	$(6,072)
GBP 9,172,000	USD	14,914,259	UBS AG	7/18/12	(550,205)
USD 14,668,456	GBP	9,192,000	Goldman Sachs Group, Inc.	7/18/12	273,081

BLACKROCK FUNDS II	JUNE 30, 2012	33

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Currency Purchased	Currency Sold		Counter- party	Settle- ment Date	Unrealized Appreciation (Depreciation)

EUR 1,778,000	USD	2,334,434	Citigroup, Inc.	7/25/12	$(83,889)
			Royal Bank of Scotland
EUR 760,000	USD	1,007,788	Group Plc	7/25/12	(45,801)
			Royal Bank of Scotland
EUR 1,796,000	USD	2,273,540	Group Plc	7/25/12	5,677
EUR 17,835,000	USD	22,430,134	UBS AG	7/25/12	144,929
EUR 63,130,000	USD	78,664,525	UBS AG	7/25/12	1,243,731
USD 158,020,500	EUR	119,712,500	Citigroup, Inc.	7/25/12	6,491,636
USD 44,491,921	EUR	34,188,000	JPMorgan Chase & Co.	7/25/12	1,217,670
			Royal Bank of Scotland
USD 20,921,591	EUR	16,610,000	Group Plc	7/25/12	(102,901)
			Royal Bank of Scotland
USD 3,207,969	EUR	2,565,000	Group Plc	7/25/12	(38,739)
USD 29,461,502	EUR	22,380,000	JPMorgan Chase & Co.	8/20/12	1,125,623
USD 24,718,535	JPY	1,981,240,000	JPMorgan Chase & Co.	9/04/12	(90,778)
			Royal Bank of Scotland
USD 62,858,490	JPY	4,907,198,900	Group Plc	9/04/12	1,409,987

Total					$10,993,949

—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

2,937	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2012	USD 364,096,219	$243,708
4,213	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2012	USD 561,908,875	(930,496)
1,511	3-month EURIBOR	London	September 2014	USD 473,980,163	2,061,994

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

495	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 140	Eurex	September 2012	USD 945,900	$(212,306)

Total					$1,162,900

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

401	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2012	USD 88,295,187	$59,288
1,697	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2012	USD 251,102,969	1,644,171
975	Ultra Treasury Bonds	Chicago Board Options	September 2012	USD 162,672,656	1,983,460
736	Euro-Bund	Eurex	September 2012	USD 131,235,637	2,582,835

Total					$6,269,754

—	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counter- party	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.14%[1]	3-month LIBOR	Deutsche Bank AG	4/23/17	USD 153,000	$(1,663,869)
2.06%[2]	3-month LIBOR	Barclays Plc	5/08/22	USD 27,900	815,814

Total					$(848,055)

[1]	Fund pays a fixed rate and receives a floating rate.
[2]	Fund pays a floating rate and receives a fixed rate.

34	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

—	Total return swaps outstanding as of June 30, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Change in Return of the Consumer Price Index for All Urban Consumers	Receives	1.84%[1]	Morgan Stanley	10/25/15	USD 49,555	1,140,806

Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.47%[1]	Morgan Stanley	10/25/20	USD 26,130	(113,117)

Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.67%[1]	Deutsche Bank AG	6/23/21	USD 47,965	1,677,816

Change in Return of the Consumer Price Index for All Urban Consumers	Receives	3-month LIBOR plus 0.675%	Deutsche Bank AG	2/15/41	USD 15,000	(869,737)

Total						$1,835,768

[1]	Net payment made at termination.

—	Inflation Indexed Caps outstanding as of June 30, 2012 were as follows:

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation

US Consumer Price Index Urban
Consumers NSA (USCPIU)	Maximum of USCPIU minus 1.85% or $0	Upfront premium	Citigroup, Inc.	5/29/2013	USD 50,000	$(60,305)	$89,695
		Upfront premium
Eurostat Eurozone HICP Ex Tobacco	Maximum of HICPx for January 2022 divided by	and payment at
Unrevised Series NSA (HICPx)	HICPx for January 2012 minus 2.50%[10] or $0	expiration	Deutsche Bank AG	4/26/2022	EUR 25,000	(790,455)	224,195

Total						$(850,760)	$313,890

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$114,000	—	$114,000
Corporate Bonds	—	6,078,611	—	6,078,611
Foreign Government Obligations	—	117,045,017	—	117,045,017
Non-Agency Mortgage-Backed Securities	—	34,860,255	—	34,860,255
U.S. Government Sponsored Agency Securities	—	126,446	—	126,446
U.S. Treasury Obligations	—	4,918,365,692	—	4,918,365,692
Short-Term Securities	$4,608,421	—	—	4,608,421

Total	$4,608,421	$5,076,590,021	—	$5,081,198,442

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$11,979,784	—	$11,979,784
Interest rate contracts	$8,711,737	7,131,555	—	15,843,292
Other contracts	—	3,132,512	—	3,132,512

BLACKROCK FUNDS II	JUNE 30, 2012	35

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

	Level 1	Level 2	Level 3	Total

Liabilities:
Foreign currency exchange contracts	(6,072)	(912,313)	—	(918,385)
Interest rate contracts	(1,298,552)	(15,132,519)	—	(16,431,071)
Other contracts.	—	(982,854)	—	(982,854)

Total	$7,407,113	$5,216,165	—	$12,623,278

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency	$2,275,248	—	—	$2,275,248
Cash pledged as collateral for financial futures contracts	325,000	—	—	325,000
Cash pledged as collateral for swap contracts	2,140,000	—	—	2,140,000
Liabilities:
Reverse repurchase agreements	—	$(120,600,000)	—	(120,600,000)
Bank overdraft	—	(618,493)	—	(618,493)
Cash received as collateral for swap contracts	—	(2,100,000)	—	(2,100,000)

Total	$4,740,248	$(123,318,493)	—	$(118,578,245)

There were no transfers between levels during the period ended June 30, 2012.

36	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC, Series 2010-2A, Class A, 4.07%, 1/15/28 (a)	USD	425	$440,936
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2, 0.76%, 1/08/14		840	840,816
Countrywide Asset-Backed Certificates:
Series 2006-11, Class 1AF2, 5.67%, 9/25/46 (b)		551	505,364
Series 2006-13, Class 3AV2, 0.40%, 1/25/36 (b)		455	342,279
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/12		2	2,026
Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, 9/15/14		53	53,599
PFS Financing Corp., Series 2012-AA, Class A, 1.44%, 2/17/14 (a)(b)		650	652,371
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 8/15/14 (a)		1,100	1,106,177
Santander Drive Auto Receivables Trust:
Series 2011-2, Class A2, 1.04%, 4/15/14		891	891,884
Series 2012-1, Class C, 3.78%, 6/15/15		500	514,510
Scholar Funding Trust, Series 2011-A, Class A, 1.37%, 7/28/34 (a)(b)		650	636,333
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.67%, 6/15/21 (b)		923	892,508
Series 2012-C, Class A2, 3.31%, 5/15/17 (a)		765	769,878
U.S. Small Business Administration, Series 2002-P10B, Class 1, 5.20%, 8/10/12		13	12,858

Total Asset-Backed Securities – 2.8%			7,661,539

Capital Trusts	Par (000)		Value

Capital Markets – 0.2%
State Street Capital Trust IV, 1.47%, 6/15/37 (b)		540	389,812

Commercial Banks – 0.2%
Northgroup Preferred Capital Corp., 6.38% (a)(b)(c)		205	199,598
Royal Bank of Scotland Group Plc, 7.64% (b)(c)		400	266,000

			465,598

Diversified Financial Services – 0.7%
JPMorgan Chase & Co., 7.90% (b)(c)		314	344,235
JPMorgan Chase Capital XXI, 1.42%, 2/02/37 (b)		525	352,944
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		833	832,996
ZFS Finance USA Trust V, 6.50%, 5/09/37 (a)(b)		370	362,600

			1,892,775

Insurance – 1.8%
American General Capital II, 8.50%, 7/01/30		100	109,191
Lincoln National Corp.:
7.00%, 5/17/66 (b)		628	599,740
6.05%, 4/20/67 (b)		236	215,940
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (a)		406	581,746
MetLife, Inc., 6.40%, 12/15/36		1,142	1,119,475
New York Life Insurance Co., 6.75%, 11/15/39 (a)		461	609,359

Capital Trusts	Par (000)		Value

Insurance (concluded)
Pacific Life Insurance Co., 9.25%, 6/15/39 (a)	USD	424	$538,472
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		37	34,189
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		554	715,360
XL Group Plc, 6.50% (b)(c)		500	406,250

			4,929,722

Total Capital Trusts – 2.9%			7,677,907

Corporate Bonds	Par (000)		Value

Aerospace & Defense – 0.6%
Huntington Ingalls Industries, Inc., 6.88%3/15/18		575	599,437
L-3 Communications Corp., Series B, 6.38%, 10/15/15		5	5,109
United Technologies Corp.:
6.70%, 8/01/28		148	194,473
6.13%, 7/15/38		375	488,110
4.50%, 6/01/42		390	428,378

			1,715,507

Airlines – 0.1%
Continental Airlines Pass-Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19		349	393,470

Auto Components – 0.1%
Delphi Corp., 5.88%, 5/15/19		350	373,625

Automobiles – 0.7%
Daimler Finance North America LLC, 1.65%, 4/10/15 (a)		750	752,947
Ford Motor Co., 7.40%, 11/01/46		355	418,013
Volkswagen International Finance NV, 1.63%, 3/22/15 (a)		625	627,165

			1,798,125

Beverages – 0.3%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		725	747,285

Biotechnology – 0.8%
Amgen, Inc.:
5.15%, 11/15/41		875	913,426
5.38%, 5/15/43		1,125	1,216,962

			2,130,388

Capital Markets – 1.8%
Credit Suisse AG/Guernsey:
1.63%, 3/06/15 (a)		280	280,988
2.60%, 5/27/16 (a)		900	924,632
The Goldman Sachs Group, Inc.:
5.75%, 1/24/22		1,000	1,055,604
6.75%, 10/01/37		1,097	1,075,118
6.25%, 2/01/41		575	599,584
Morgan Stanley, 5.50%, 7/28/21		325	320,208
State Street Corp., 4.96%, 3/15/18		550	589,024

			4,845,158

Chemicals – 0.2%
The Dow Chemical Co., 9.40%, 5/15/39		153	243,642
Ecolab, Inc., 5.50%, 12/08/41		250	299,949

			543,591

Commercial Banks – 2.6%
Amsouth Bank, Series AI, 5.20%, 4/01/15		550	561,000

37	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Banks (concluded)
Barclays Bank Plc, 5.14%, 10/14/20	USD	275	$259,896
CIT Group, Inc.:
4.75%, 2/15/15 (a)		550	563,063
5.00%, 5/15/17		375	386,250
HSBC Bank Plc, 7.65%, 5/01/25		350	398,065
HSBC Bank USA, N.A., 5.88%, 11/01/34		250	260,401
HSBC Holdings Plc:
6.50%, 5/02/36		300	330,746
6.50%, 9/15/37		875	970,797
6.10%, 1/14/42		700	857,273
ING Bank NV, 5.00%, 6/09/21 (a)		975	1,013,394
Itau Unibanco Holding SA/Cayman Island, 5.75%, 1/22/21 (a)		175	178,063
Wachovia Bank, N.A., 6.60%, 1/15/38		921	1,162,339

			6,941,287

Commercial Services & Supplies – 0.4%
The ADT Corp., 4.88%, 7/15/42 (a)		230	225,306
Xylem, Inc., 3.55%, 9/20/16 (a)		795	837,207

			1,062,513

Communications Equipment – 0.1%
Brocade Communications Systems, Inc., 6.88%,
1/15/20		370	400,525

Consumer Finance – 1.0%
Capital One Financial Corp.:
2.15%, 3/23/15		390	393,040
4.75%, 7/15/21		575	627,429
Discover Bank, 8.70%, 11/18/19		500	621,199
SLM Corp.:
5.00%, 10/01/13		400	412,000
5.38%, 5/15/14		325	336,363
6.25%, 1/25/16		415	435,750

			2,825,781

Containers & Packaging – 0.2%
Bemis Co., Inc., 6.80%, 8/01/19		461	553,645

Diversified Financial Services – 4.6%
Ally Financial, Inc., 4.50%, 2/11/14		775	785,656
AngloGold Ashanti Holdings Plc, 6.50%, 4/15/40		463	450,936
Bank of America Corp.:
7.38%, 5/15/14		410	440,928
6.00%, 9/01/17		2,090	2,255,499
Bank of America, N.A., 5.30%, 3/15/17		420	437,275
Citigroup, Inc.:
5.30%, 10/17/12		129	130,609
6.00%, 10/31/33		100	100,145
6.13%, 8/25/36		100	98,358
8.13%, 7/15/39		480	640,558
5.88%, 1/30/42		575	627,995
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36		1,180	1,482,502
FMR LLC, 6.45%, 11/15/39 (a)		369	421,876
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		650	669,379
7.00%, 4/15/15		642	713,505
5.00%, 5/15/18		375	398,206
General Electric Capital Corp., 5.88%, 1/14/38		1,367	1,569,321
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/16		302	317,477
8.00%, 1/15/18		140	148,750
JPMorgan Chase Bank, N.A., 6.00%, 7/05/17		387	431,572
Merrill Lynch & Co., Inc., 7.75%, 5/14/38		225	256,648

			12,377,195

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services – 2.3%
AT&T Inc.:
6.15%, 9/15/34	USD	950	$1,144,851
6.50%, 9/01/37		609	774,262
6.40%, 5/15/38		3	3,776
BellSouth Corp., 6.88%, 10/15/31		325	394,918
Qwest Corp., 3.72%, 6/15/13 (b)		23	23,022
Telecom Italia Capital SA:
6.00%, 9/30/34		232	178,060
7.20%, 7/18/36		222	188,145
Telefonica Emisiones SAU:
3.99%, 2/16/16		625	558,736
6.42%, 6/20/16		56	53,738
7.05%, 6/20/36		540	472,115
Verizon Communications, Inc.:
5.85%, 9/15/35		725	895,350
8.95%, 3/01/39		884	1,456,023
Windstream Corp., 8.13%, 8/01/13		27	28,451

			6,171,447

Electric Utilities – 5.5%
Alabama Power Co.:
Series 1, 5.65%, 3/15/35		185	196,841
6.00%, 3/01/39		534	702,041
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)		608	685,166
Carolina Power & Light Co., 6.30%, 4/01/38		222	305,486
Duke Energy Carolinas LLC:
6.10%, 6/01/37		350	458,122
6.00%, 1/15/38		406	534,585
E.ON International Finance BV, 6.65%, 4/30/38 (a)		663	872,317
Exelon Generation Co. LLC, 4.25%, 6/15/22 (a)		851	853,730
Florida Power Corp.:
6.35%, 9/15/37		112	151,196
6.40%, 6/15/38		867	1,182,442
Massachusetts Electric Co., 5.90%, 11/15/39 (a)		302	384,612
MidAmerican Energy Co., 5.80%, 10/15/36		1,068	1,319,583
MidAmerican Energy Holdings Co.:
6.13%, 4/01/36		296	370,369
5.95%, 5/15/37		867	1,075,376
6.50%, 9/15/37		148	194,839
Mississippi Power Co., Series 12-A, 4.25%, 3/15/42		300	307,305
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (a)		350	399,600
Ohio Power Co., Series D, 6.60%, 3/01/33		321	406,639
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42 (a)		820	863,549
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37		616	845,802
Southern California Edison Co., Series 2008-A, 5.95%, 2/01/38		463	610,564
The Toledo Edison Co.:
7.25%, 5/01/20		315	403,652
6.15%, 5/15/37		56	68,707
Virginia Electric & Power Co.:
Series A, 6.00%, 5/15/37		737	959,882
8.88%, 11/15/38		350	584,408

			14,736,813

Energy Equipment & Services – 0.9%
Ensco Plc, 4.70%, 3/15/21		965	1,051,116
Halliburton Co., 7.45%, 9/15/39		370	547,369

38	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Energy Equipment & Services (concluded)
Transocean, Inc.:
6.38%, 12/15/21	USD	410	$468,945
6.80%, 3/15/38		271	304,701

			2,372,131

Food & Staples Retailing – 1.2%
CVS Caremark Corp., 6.25%, 6/01/27		834	1,034,588
Tesco Plc, 6.15%, 11/15/37 (a)		525	623,340
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		495	698,158
6.20%, 4/15/38		670	911,419

			3,267,505

Food Products – 1.2%
Kraft Foods, Inc.:
1.34%, 7/10/13 (b)		1,550	1,555,591
6.50%, 11/01/31		424	522,821
6.88%, 2/01/38		808	1,056,710
6.50%, 2/09/40		200	256,918

			3,392,040

Health Care Equipment & Supplies – 0.5%
Covidien International Finance SA, 6.55%, 10/15/37		922	1,259,716

Health Care Providers & Services – 0.3%
HCA, Inc., 7.25%, 9/15/20		491	540,100
WellPoint, Inc., 6.38%, 6/15/37		203	255,886

			795,986

Hotels, Restaurants & Leisure – 0.6%
MGM Resorts International, 13.00%, 11/15/13		60	68,400
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.88%, 11/15/15		244	261,451
10.88%, 11/15/16		275	323,403
Yum! Brands, Inc.:
5.30%, 9/15/19		442	507,942
6.88%, 11/15/37		315	417,180

			1,578,376

Household Products – 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19 (a)		550	595,375

Insurance – 2.8%
American International Group, Inc.:
4.88%, 9/15/16		850	901,624
3.80%, 3/22/17		900	917,451
6.40%, 12/15/20		340	384,702
4.88%, 6/01/22		1,500	1,534,833
Genworth Financial, Inc., 7.63%, 9/24/21		325	307,071
ING Verzekeringen NV, 2.51%, 6/21/21 (b)	EUR	130	154,167
International Lease Finance Corp.:
6.50%, 9/01/14 (a)	USD	107	112,885
8.25%, 12/15/20		241	275,987
Metropolitan Life Global Funding I, 2.00%, 1/10/14 (a)		1,405	1,419,356
Prudential Financial, Inc., 6.63%, 12/01/37		1,304	1,474,872

			7,482,948

IT Services – 0.2%
International Business Machines Corp.:
5.60%, 11/30/39		26	33,887
4.00%, 6/20/42		497	519,515

			553,402

Corporate Bonds	Par (000)		Value

Life Sciences Tools & Services – 0.1%
Life Technologies Corp., 6.00%, 3/01/20	USD	350	$410,608

Machinery – 0.3%
AGCO Corp., 5.88%, 12/01/21		750	814,567

Media – 5.1%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		300	334,500
Comcast Corp.:
6.95%, 8/15/37		964	1,238,177
6.40%, 5/15/38		922	1,123,930
COX Communications, Inc.:
6.95%, 6/01/38 (a)		296	356,887
8.38%, 3/01/39 (a)		818	1,151,165
CSC Holdings LLC, 8.50%, 4/15/14		290	319,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22		1,275	1,289,399
6.00%, 8/15/40		336	366,147
DISH DBS Corp., 6.63%, 10/01/14		668	716,430
Grupo Televisa SAB, 6.63%, 1/15/40		609	741,727
News America, Inc.:
6.40%, 12/15/35		355	409,305
6.65%, 11/15/37		536	625,678
Shaw Communications, Inc.:
5.65%, 10/01/19	CAD	498	542,287
6.75%, 11/09/39		498	516,475
Time Warner Cable, Inc.:
5.00%, 2/01/20	USD	315	353,755
6.55%, 5/01/37		958	1,136,018
7.30%, 7/01/38		922	1,184,153
Time Warner Cos., Inc.:
7.57%, 2/01/24		12	15,484
6.95%, 1/15/28		406	506,030
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		19	25,737
Time Warner, Inc.:
7.63%, 4/15/31		12	15,500
7.70%, 5/01/32		571	745,632

			13,713,416

Metals & Mining – 0.8%
Barrick North America Finance LLC, 5.70%, 5/30/41		850	960,629
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		170	232,437
7.13%, 7/15/28		140	193,288
Southern Copper Corp., 6.75%, 4/16/40		441	467,001
Teck Resources Ltd., 5.20%, 3/01/42		375	359,295

			2,212,650

Multiline Retail – 0.5%
Dollar General Corp.:
11.88%, 7/15/17 (b)		545	578,387
4.13%, 7/15/17		300	304,125
Target Corp., 7.00%, 1/15/38		275	386,300

			1,268,812

Multi-Utilities – 0.4%
NiSource Finance Corp., 5.25%, 2/15/43		675	684,422
Sempra Energy, 6.00%, 10/15/39		277	344,060

			1,028,482

BLACKROCK FUNDS II	JUNE 30, 2012	39

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels – 6.4%
Anadarko Petroleum Corp., 6.45%, 9/15/36	USD	450	$520,258
Canadian Natural Resources Ltd., 6.75%, 2/01/39		130	167,668
Cenovus Energy, Inc., 6.75%, 11/15/39		730	909,474
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 7/15/22		475	465,500
DCP Midstream LLC, 5.35%, 3/15/20 (a)		176	192,080
El Paso Natural Gas Co., 8.63%, 1/15/22		590	755,190
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		850	986,490
Energy Transfer Partners LP, 6.50%, 2/01/42		1,330	1,425,281
Enterprise Products Operating LLC:
6.45%, 9/01/40		700	833,596
5.70%, 2/15/42		160	177,015
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39		866	989,035
6.38%, 3/01/41		650	741,081
Marathon Petroleum Corp., 6.50%, 3/01/41		225	255,703
MEG Energy Corp., 6.50%, 3/15/21 (a)		490	500,413
Newfield Exploration Co., 6.63%, 4/15/16		395	404,875
Nexen, Inc.:
5.88%, 3/10/35		500	501,073
6.40%, 5/15/37		50	52,984
7.50%, 7/30/39		550	641,019
ONEOK Partners LP, 6.65%, 10/01/36		203	238,371
Peabody Energy Corp.:
7.38%, 11/01/16		275	302,500
6.00%, 11/15/18 (a)		1,025	1,019,875
Petrohawk Energy Corp.:
10.50%, 8/01/14		360	398,858
7.88%, 6/01/15		40	41,583
6.25%, 6/01/19		545	609,838
Pioneer Natural Resources Co., 5.88%, 7/15/16		450	500,162
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 6/01/42		360	380,422
SandRidge Energy, Inc., 7.50%, 3/15/21		145	143,187
Shell International Finance BV, 6.38%, 12/15/38		252	356,603
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		12	15,025
Valero Energy Corp., 6.63%, 6/15/37		401	449,636
Western Gas Partners LP, 4.00%, 7/01/22		502	502,000
The Williams Cos., Inc.:
7.75%, 6/15/31		171	212,269
8.75%, 3/15/32		356	483,101
Williams Partners LP:
5.25%, 3/15/20		442	496,612
4.00%, 11/15/21		500	519,387

			17,188,164

Paper & Forest Products – 0.5%
International Paper Co., 7.50%, 8/15/21		977	1,246,205

Pharmaceuticals – 2.3%
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		738	1,014,800
Merck & Co., Inc., 6.55%, 9/15/37		758	1,085,050
Roche Holdings, Inc., 7.00%, 3/01/39 (a)		425	623,046
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		1,267	1,646,356
Wyeth LLC:
6.00%, 2/15/36		148	193,567
5.95%, 4/01/37		1,216	1,596,047

			6,158,866

Corporate Bonds	Par (000)		Value

Real Estate Investment Trusts (REITs) – 0.9%
American Tower Corp.:
4.50%, 1/15/18	USD	850	$898,462
5.90%, 11/01/21		205	228,127
4.70%, 3/15/22		720	739,141
HCP, Inc., 6.75%, 2/01/41		450	546,462

			2,412,192

Road & Rail – 0.8%
Kansas City Southern de Mexico SA de CV, 8.00%, 2/01/18		1,115	1,241,887
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (a)		825	829,933

			2,071,820

Software – 0.3%
Oracle Corp., 5.38%, 7/15/40		765	937,301

Specialty Retail – 0.1%
The Home Depot, Inc., 5.40%, 9/15/40		277	339,128

Tobacco – 1.1%
Altria Group, Inc.:
9.95%, 11/10/38		330	524,722
10.20%, 2/06/39		458	745,040
Lorillard Tobacco Co., 3.50%, 8/04/16		525	547,293
Philip Morris International, Inc., 2.50%, 5/16/16		1,225	1,285,370

			3,102,425

Wireless Telecommunication Services – 2.1%
Alltel Corp., 7.88%, 7/01/32		792	1,183,486
America Movil SAB de CV:
5.00%, 10/16/19		350	397,176
6.13%, 11/15/37		554	676,150
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		850	983,974
Rogers Communications, Inc., 7.50%, 8/15/38		315	450,708
SBA Tower Trust, 4.25%, 4/15/15 (a)		663	693,378
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		625	698,437
Vodafone Group Plc, 6.15%, 2/27/37		376	480,575

			5,563,884

Total Corporate Bonds – 50.9%			137,382,354

Foreign Agency Obligations	Par (000)		Value

EDF SA, 5.60%, 1/27/40 (a)		414	425,365
Petrobras International Finance Co.:
3.88%, 1/27/16		2,000	2,064,880
6.88%, 1/20/40		901	1,071,760
Statoil ASA, 5.25%, 4/15/19		608	727,961

Total Foreign Agency Obligations – 1.6%			4,289,966

Foreign Government Obligations	Par (000)		Value

Brazil – 0.5%
Federative Republic of Brazil, 7.13%, 1/20/37		851	1,227,567

Colombia – 0.3%
Republic of Colombia, 4.38%, 7/12/21		850	954,550

Israel – 0.1%
AID-Israel, 5.50%, 9/18/23		240	314,073

40	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

Mexico – 0.7%
United Mexican States:
5.13%, 1/15/20	USD	330	$386,925
3.63%, 3/15/22		900	955,350
6.05%, 1/11/40		376	485,040

			1,827,315

Peru – 0.2%
Republic of Peru, 5.63%, 11/18/50		525	636,563

Total Foreign Government Obligations – 1.8%			4,960,068

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 0.6%
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.00%, 6/25/35		308	280,160
Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.32%, 11/26/36 (a)(b)		282	280,975
FREMF Mortgage Trust, Series 2012-K705, Class B, 4.31%, 9/25/18 (a)(b)		560	552,256
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.43%, 12/25/36 (b)		141	92,308
Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 4/25/35		531	517,902

			1,723,601

Commercial Mortgage-Backed Securities – 1.6%
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.91%, 5/11/17 (b)		600	686,039
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35		212	212,814
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3, 4.58%, 6/10/48		144	145,180
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB, 4.62%, 8/10/42		110	112,289
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 5/10/17 (b)		1,244	1,380,926
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2, 5.05%, 11/12/12		870	875,534
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4, 4.98%, 11/15/34		826	831,211

			4,243,993

Total Non-Agency Mortgage-Backed Securities – 2.2%			5,967,594

Taxable Municipal Bonds	Par (000)		Value

Chicago Transit Authority RB, Series B, 6.20%, 12/01/40		390	428,996
City of Chicago, IL RB, 6.74%, 11/01/40		875	1,168,379
City of New York GO, 5.85%, 6/01/40		370	427,158
Los Angeles Department of Airports RB, 6.58%, 5/15/39		200	255,396
Los Angeles Department of Water & Power RB:
5.72%, 7/01/39		755	928,982
6.57%, 7/01/45		305	438,663

Taxable Municipal Bonds	Par (000)		Value

Metropolitan Transportation Authority, New York RB, 6.69%, 11/15/40	USD	700	$903,511
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		1,197	1,395,882
New Jersey State Turnpike Authority RB, Series F, 7.41%, 1/01/40		371	542,914
New York City Municipal Water Finance Authority RB:
5.75%, 6/15/41		200	255,418
5.95%, 6/15/42		375	493,061
New York State Dormitory Authority RB, 5.63%, 3/15/39		500	601,055
Port Authority of New York & New Jersey RB, 5.65%, 11/01/40		430	521,913
State of California GO:
7.55%, 4/01/39		930	1,204,796
7.30%, 10/01/39		360	449,726
7.63%, 3/01/40		45	58,121
7.60%, 11/01/40		120	154,916
State of Illinois GO, 5.10%, 6/01/33		520	490,901
State of Illinois GO, Series 3, 6.73%, 4/01/35		575	628,849
University of California RB, 6.55%, 5/15/48		500	654,180

Total Taxable Municipal Bonds – 4.5%			12,002,817

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 2.4%
Fannie Mae:
2.91%, 10/09/19 (d)(e)		4,885	3,959,639
5.63%, 7/15/37		369	527,123
7.13%, 1/15/30		1,000	1,567,290
Freddie Mac, 2.38%, 1/13/22		535	549,046
U.S. Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 2/01/14		26	26,965

			6,630,063

Collateralized Mortgage Obligations – 1.1%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23		165	181,431
Series 2011-52, Class KB, 5.50%, 6/25/41		450	535,303
Series 2011-52, Class LB, 5.50%, 6/25/41		450	531,423
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41		600	689,042
Ginnie Mae:
Series 2006-6, Class C, 5.02%, 2/16/44 (b)		367	391,818
Series 2006-42, Class B, 5.22%, 8/16/46 (b)		529	578,473

			2,907,490

Mortgage-Backed Securities – 3.3%
Fannie Mae Mortgage-Backed Securities:
2.44%, 1/01/35 (b)		89	94,714
2.50%, 2/01/35 (b)		378	409,006
3.50%, 7/01/42 (f)		7,795	8,192,058
7.00%, 1/01/31		6	6,574
Freddie Mac Mortgage-Backed Securities, 7.00%, 12/01/29-4/01/32		12	14,037

BLACKROCK FUNDS II	JUNE 30, 2012	41

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)	USD	80	$83,216
5.50%, 4/15/33-8/15/33		34	37,487
7.00%, 9/15/31-5/15/32		23	28,082

			8,865,174

Total U.S. Government Sponsored Agency Securities – 6.8%			18,402,727

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
6.25%, 8/15/23		2,325	3,377,063
5.38%, 2/15/31 (d)		5,500	8,014,534
4.50%, 2/15/36		4,362	5,858,308
4.38%, 11/15/39		357	475,668
3.13%, 11/15/41-2/15/42		14,269	15,330,414
3.00%, 5/15/42		3,700	3,875,173
U.S. Treasury Notes:
0.63%, 5/31/17		690	686,820
2.00%, 2/15/22		4,335	4,480,968
1.75%, 5/15/22		6,355	6,406,634
U.S. Treasury Strips:
2.54%, 11/15/27 (e)		8,341	5,654,339
2.85%, 5/15/38 (e)		4,161	2,001,368
2.90%, 11/15/39 (e)		6,383	2,901,041
2.94%, 2/15/41 (e)		10,025	4,351,411

Total U.S. Treasury Obligations – 23.5%			63,413,741

Total Long-Term Investments (Cost – $233,822,555) – 97.0%			261,758,713

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (g)(h)		14,749,051	14,749,051

Total Short-Term Securities (Cost – $14,749,051) – 5.4%			14,749,051

Options Purchased	Contracts		Value

Exchange-Traded Put Options – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 131, Expires 7/27/12		37	4,047

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Interest Rate Call Swaptions – 0.0%
Receive a fixed rate of 0.705% and pay a floating rate based on 3-month LIBOR, Expires 6/28/13, Broker Deutsche Bank AG	USD	12,400	37,492

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 0.705% and receive a floating rate based on 3-month LIBOR, Expires 6/28/13, Broker Deutsche Bank AG		12,400	35,547
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG		2,500	63,917
Pay a fixed rate of 4.500% and receive a floating rate based on 6-month EURIBOR, Expires 10/21/13, Broker Deutsche Bank AG	EUR	1,800	11,773

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 4.500% and receive a floating rate based on 6-month EURIBOR, Expires 12/12/13, Broker Credit Suisse Group AG	EUR	2,100	$17,556
Pay a fixed rate of 4.500% and receive a floating rate based on 6-month EURIBOR, Expires 9/16/13, Broker Credit Suisse Group AG		1,800	9,754

			138,547

Total Options Purchased (Cost – $331,695) – 0.1%			180,086

Total Investments Before Options Written (Cost – $248,903,301*) – 102.5%			276,687,850

Options Written	Notional Amount (000)		Value

Over-the-Counter Interest Rate Call Swaptions – (0.0)%
Pay a fixed rate of 1.400% and receive a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.	USD	1,500	(18,395)

Over-the-Counter Interest Rate Put Swaptions – (0.0)%
Receive a fixed rate of 2.400% and pay a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.		1,500	(13,536)
Receive a fixed rate of 6.000% and pay a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG		5,000	(63,921)

			(77,457)

Total Options Written (Premiums Received – $133,950) – (0.0)%			(95,852)

Total Investments Net of Options Written – 102.5%			276,591,998
Liabilities in Excess of Other Assets – (2.5)%			(6,672,445)

Net Assets – 100.0%			$269,919,553

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$249,578,224

Gross unrealized appreciation	$28,185,415
Gross unrealized depreciation	(1,075,789)

Net unrealized appreciation	$27,109,626

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Depreciation
Deutsche Bank AG	$8,192,058	$(1,218)

42	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,745,628	9,003,423	14,749,051	$12,529

(h)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 979,000	USD	1,532,656	Deutsche Bank AG	7/18/12	$533
USD 1,312,307	CAD	1,310,500	Goldman Sachs Group,Inc.	7/18/12	25,658
USD 1,574,734	GBP	1,017,000	JPMorgan Chase & Co.	7/18/12	(17,966)
Total					$8,225

—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
53	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2012	USD	6,570,344	$3,730
297	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2012	USD	43,946,719	107,713
257	Ultra Treasury Bonds	Chicago Board Options	September 2012	USD	42,878,844	588,924
Total						$700,367

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
128	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2012	USD	28,184,000	$24,424
197	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2012	USD	26,274,875	(67,666)
1	Euro-Bund	Eurex	September 2012	USD	178,309	3,165
Total						$(40,077)
—	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

1.17%[1]	3-month LIBOR	Credit Suisse Group AG	4/11/17	USD	4,200	$(55,043)

1.18%[1]	3-month LIBOR	Deutsche Bank AG	4/11/17	USD	5,500	(74,785)

1.10%[1]	3-month LIBOR	JPMorgan Chase & Co.	5/22/17	USD	6,000	(47,116)

1.10%[1]	3-month LIBOR	Deutsche Bank AG	5/29/17	USD	2,400	(19,136)

Total						$(196,080)

[1]	Fund pays a fixed rate and receives a floating rate.

—	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2012 were as follows:

Issuer	Rec- eive Fixed Rate	Counter- party	Expira- tion Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	575	$5,442

Anadarko Petroleum Corp.	1.00%	Credit Suisse Group AG	6/20/17	BBB-	USD	780	(1,930)
Total							$3,512

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows:

Index	Rec- eive Fixed Rate	Counter- party	Expira- tion Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.IG Series 18 Version 1	1.00%	Deutsche Bank AG	6/20/17	BBB+	USD	3,900	$5,522

CDX.NA.IG Series 18 Version 1	1.00%	Deutsche Bank AG	6/20/17	BBB+	USD	3,800	5,825

CDX.NA.IG Series 18 Version 1	1.00%	Deutsche Bank AG	6/20/17	BBB+	USD	1,600	2,265
Total							$13,612

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	JUNE 30, 2012	43

Schedule of Investments (concluded)	BlackRock Long Duration Bond Portfolio

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$6,891,661	$769,878	$7,661,539
Capital Trusts	–	7,677,907	–	7,677,907
Corporate Bonds	–	137,382,354	–	137,382,354
Foreign Agency Obligations	–	4,289,966	–	4,289,966
Foreign Government Obligations	–	4,960,068	–	4,960,068
Non-Agency Mortgage-Backed Securities	–	5,967,594	–	5,967,594
Taxable Municipal Bonds	–	12,002,817	–	12,002,817
U.S. Government Sponsored Agency Securities	–	18,402,727	–	18,402,727
U.S. Treasury Obligations	–	63,413,741	–	63,413,741
Short-Term Securities	$14,749,051	–	–	14,749,051
Total	$14,749,051	$260,988,835	$769,878	$276,507,764

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$19,054	–	$19,054
Foreign currency exchange contracts	–	26,191	–	26,191
Interest rate contracts	$732,003	176,039	–	908,042
Liabilities:
Credit contracts	–	(1,930)	–	(1,930)
Foreign currency exchange contracts	–	(17,966)	–	(17,966)
Interest rate contracts	(67,666)	(291,932)	–	(359,598)
Total	$664,337	$(90,544)	–	$573,793

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$138,481	–	–	$138,481
Cash pledged as collateral for financial futures contracts	288,000	–	–	288,000
Cash pledged as collateral for swap contracts	400,000	–	–	400,000
Liabilities:
Bank overdraft	–	$(95,768)	–	(95,768)
Total	$826,481	$(95,768)	–	$730,713

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

44	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value

AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/13 (a)	USD 8,180	$8,243,087
AmeriCredit Automobile Receivables Trust:
Series 2011-1, Class A3, 1.39%, 9/08/15	1,160	1,166,505
Series 2012-2, Class D, 3.38%, 3/08/16	6,960	6,999,216
Ameriquest Mortgage Securities, Inc., Series 2004-FR1, Class A5, 4.46%, 5/25/34 (b)	1,377	1,339,340
Asset-Backed Securities Corp. Home Equity, Series 2005-HE3, Class M2, 0.69%, 4/25/35 (b)	1,152	1,128,980
Bear Stearns Asset-Backed Securities Trust:
Series 2006-HE10, Class 21A1, 0.32%, 12/25/36 (b)	686	645,347
Series 2007-HE3, Class 1A1, 0.37%, 4/25/37 (b)	934	921,833
BNC Mortgage Loan Trust, Series 2006-2, Class A3, 0.37%, 11/25/36 (b)	2,314	2,237,263
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.37%, 2/25/35 (b)	20	19,220
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.99%, 4/07/15 (a)(b)	6,050	6,050,000
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	164	164,524
Citibank Omni Master Trust:
Series 2009-A12, Class A12, 3.35%, 8/15/12 (a)	5,000	5,018,258
Series 2009-A14A, Class A14, 2.99%, 8/15/14 (a)(b)	24,947	26,197,379
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.05%, 1/15/19	224	226,150
Series 1995-5, Class M1, 7.65%, 9/15/26 (b)	1,806	1,843,412
Series 1996-8, Class A6, 7.60%, 11/15/26 (b)	398	408,307
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 3/25/30 (b)	4,544	3,927,692
Series 2006-13, Class 1AF2, 5.88%, 1/25/37	1,291	1,226,548
Series 2007-1, Class 2A1, 0.30%, 7/25/37 (b)	1,135	1,122,508
Series 2007-3, Class 2A1, 0.35%, 9/25/29 (b)	2,280	2,210,701
Series 2007-4, Class A1A, 0.37%, 2/25/27 (b)	1,301	1,288,388
Series 2007-5, Class 2A1, 0.35%, 4/25/29 (b)	2	1,522
Series 2007-6, Class 2A1, 0.35%, 9/25/37 (b)	6	5,764
Series 2007-7, Class 2A2, 0.41%, 6/25/30 (b)	12,120	11,155,042
Series 2007-10, Class 2A1, 0.30%, 10/25/28 (b)	1,735	1,718,260
Series 2007-12, Class 2A1, 0.60%, 5/25/29 (b)	5,039	4,971,042
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A, 2.61%, 3/15/19 (a)	9,190	9,318,292
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 2/17/15	12,165	12,180,681
Ford Credit Auto Lease Trust, Series 2010-B, Class A4, 1.04%, 1/15/13 (a)	7,700	7,715,854
Ford Credit Auto Owner Trust, Series 2009-D, Class A4, 2.98%, 8/15/14	8,280	8,399,739
Ford Credit Floorplan Master Owner Trust:
Series 2010-1, Class A, 1.89%, 12/15/12 (a)(b)	4,410	4,440,948

	Par
Asset-Backed Securities	(000)		Value

Series 2010-5, Class C, 2.07%, 9/15/13 (a)	USD	3,130	$3,149,687
Series 2011-2, Class C, 2.37%, 9/15/13		3,775	3,780,860
Series 2011-2, Class D, 2.86%, 9/15/13		3,830	3,835,705
GCO Slims Trust, Series 2006-1A, Class NOTE, 5.72%, 3/01/22 (a)		1,249	1,205,212
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	1,767	2,243,629
Gracechurch Card Funding Plc, Series 2012-4A, Class A, 1.05%, 6/15/15 (a)(b)	USD	9,000	9,000,000
Heller Financial, Series 1998-1, Class A, 0.87%, 7/15/24 (a)(b)		810	421,399
Home Equity Asset Trust:
Series 2007-1, Class 2A1, 0.31%, 5/25/37 (b)		654	644,381
Series 2007-2, Class 2A1, 0.36%, 7/25/37 (b)		390	383,101
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		206	205,945
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4, 0.50%, 10/25/35 (b)		202	192,975
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6, 3.90%, 3/25/33 (c)		3,859	3,804,740
Residential Asset Securities Corp., Series 2005-KS12, Class A2, 0.50%, 1/25/36 (b)		965	922,204
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 6/15/13 (a)		6,654	6,606,598
Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)		5,638	5,590,124
Series 2011-WO, Class A2, 0.91%, 9/15/12 (a)		124	123,537
Series 2011-WO, Class A3, 1.40%, 6/15/13 (a)		18,220	18,249,101
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		12,300	12,741,631
Series 2010-A, Class A2, 1.37%, 8/15/13 (a)		292	292,090
Series 2010-B, Class A3, 1.31%, 2/17/14 (a)		8,410	8,421,921
Series 2011-4, Class A2, 1.37%, 7/15/13		7,568	7,598,562
Series 2011-S1A, Class D, 3.10%, 3/15/13 (a)		4,315	4,326,620
Series 2011-S2A, Class B, 2.06%, 8/15/13 (a)		2,259	2,260,431
Series 2011-S2A, Class C, 2.86%, 8/15/13 (a)		587	587,605
Series 2011-S2A, Class D, 3.35%, 6/15/13 (a)		845	845,308
Series 2012-3, Class D, 3.64%, 5/15/18		9,930	9,961,162
SLC Student Loan Trust, Series 2006-A, Class A4, 0.59%, 10/15/15 (b)		4,352	4,337,188
SLM Student Loan Trust:
Series 2002-1, Class A2, 0.58%, 4/25/17 (b)		363	363,051
Series 2003-B, Class A2, 0.87%, 3/15/22 (b)		7,045	6,826,040
Series 2004-10, Class A4A, 0.87%, 7/27/20 (a)(b)		2,641	2,641,306
Series 2004-B, Class A2, 0.67%, 6/15/21 (b)		10,309	9,971,101
Series 2005-8, Class A2, 0.56%, 7/25/22 (b)		3,154	3,147,916

BLACKROCK FUNDS II	JUNE 30, 2012	45

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)		Value

Series 2006-5, Class A3, 0.50%, 10/25/19 (b)	USD	12	$12,063
Series 2008-5, Class A2, 1.57%, 10/25/16 (b)		8,910	8,991,349
Series 2008-5, Class A3, 1.77%, 1/25/18 (b)		25,650	26,217,868
Series 2010-C, Class A1, 1.89%, 2/15/13 (a)(b)		4,515	4,525,443
Series 2012-B, Class A1, 1.34%, 5/15/15 (a)(b)		3,802	3,807,716
Series 2012-C, Class A1, 1.34%, 1/15/16 (a)(b)		15,230	15,242,032
Soundview Home Equity Loan Trust:
Series 2003-1, Class M1, 1.10%, 8/25/31 (b)		739	731,138
Series 2003-2, Class A2, 0.90%, 11/25/33 (b)		2,495	2,206,178
Series 2006-EQ1, Class A2, 0.36%, 10/25/36 (b)		436	433,146
Turbo Finance Plc, Series 2011-1, Class A, 2.48%, 1/20/19 (b)	GBP	299	468,369
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.34%, 4/25/37 (b)	USD	2,010	1,960,333

Total Asset-Backed Securities – 14.9%			331,568,567

	Par
Capital Trusts	(000)		Value

Consumer Finance – 0.5%
Capital One Capital V, 10.25%, 8/15/39		6,865	7,002,300
Capital One Capital VI, 8.88%, 5/15/40		3,430	3,485,737

Total Capital Trusts – 0.5%			10,488,037

	Par
Corporate Bonds	(000)		Value

Aerospace & Defense – 0.4%
United Technologies Corp., 1.80%, 6/01/17		7,665	7,827,789

Air Freight & Logistics – 0.2%
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (a)		4,856	4,847,021

Airlines – 1.5%
Continental Airlines Pass-Through Trust, Series 2000-1, Class B, 8.39%, 11/01/20		1,859	1,886,766
Continental Airlines, Inc., 6.75%, 9/15/15 (a)		5,130	5,271,075
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-2, 6.42%, 7/02/12		8,480	8,586,000
Series 2010-1, Class B, 6.38%, 1/02/16		4,600	4,600,000
U.S. Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		6,062	6,077,155
United Air Lines, Inc., 12.75%, 7/15/12		6,609	6,625,922

			33,046,918

Automobiles – 0.3%
Volkswagen International Finance NV, 1.08%, 4/01/14 (a)(b)		6,320	6,306,943

Beverages – 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		10,145	10,213,661
2.50%, 3/26/13		15,880	16,101,828

			26,315,489

	Par
Corporate Bonds	(000)		Value

Biotechnology – 0.3%
Amgen, Inc., 1.88%, 11/15/14	USD	7,170	$7,281,286

Capital Markets – 2.8%
Credit Suisse Group Finance US, Inc., 3.13%, 9/14/12	EUR	2,000	2,540,369
Credit Suisse New York:
5.00%, 5/15/13	USD	15,000	15,468,360
5.50%, 5/01/14		1,975	2,093,786
3.50%, 3/23/15		1,600	1,658,643
Deutsche Bank AG, 5.38%, 10/12/12		10,305	10,437,192
The Goldman Sachs Group, Inc.:
5.13%, 1/15/15		2,495	2,604,907
3.30%, 5/03/15		11,380	11,378,430
3.63%, 2/07/16		15,880	15,881,747

			62,063,434

Chemicals – 0.9%
Airgas, Inc., 2.85%, 10/01/13		2,985	3,049,222
Nova Chemicals Corp., 8.38%, 11/01/16		6,000	6,675,000
Rohm & Haas Co., 3.50%, 9/19/12	EUR	8,145	10,351,118

			20,075,340

Commercial Banks – 5.9%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	USD	14,360	14,979,347
Bank of Nova Scotia:
2.15%, 8/03/16 (a)		6,130	6,370,774
1.75%, 3/22/17 (a)		10,377	10,584,395
Barclays Bank Plc, 2.50%, 1/23/13		9,919	9,991,300
CIT Group, Inc.:
5.25%, 4/01/14 (a)		7,294	7,549,290
4.75%, 2/15/15 (a)		7,992	8,181,810
City National Corp., 5.13%, 2/15/13		4,700	4,790,898
HSBC Bank Plc:
1.27%, 1/17/14 (a)(b)		10,600	10,623,066
3.10%, 5/24/16 (a)		8,450	8,725,495
ING Bank NV, 1.52%, 3/15/13 (a)(b)		7,910	7,912,610
Nordea Bank AB, 2.25%, 3/20/15 (a)		8,450	8,480,479
North Fork Bancorp., Inc., 5.88%, 8/15/12		5,756	5,782,996
Regions Financial Corp., 4.88%, 4/26/13		5,776	5,862,640
The Toronto-Dominion Bank:
1.63%, 9/14/16 (a)		2,598	2,646,208
1.50%, 3/13/17 (a)		18,983	19,146,330

			131,627,638

Commercial Services & Supplies – 0.2%
The ADT Corp., 2.25%, 7/15/17 (a)		4,900	4,922,981

Communications Equipment – 0.3%
Brocade Communications Systems, Inc., 6.63%, 1/15/18		5,275	5,525,563

Computers & Peripherals – 0.2%
Hewlett-Packard Co., 2.63%, 12/09/14		4,240	4,342,443

Consumer Finance – 2.5%
American Express Bank FSB, 5.50%, 4/16/13		11,713	12,150,129
American Express Credit Corp.:
1.75%, 6/12/15		5,200	5,259,062
Series C, 7.30%, 8/20/13		3,925	4,196,453
Capital One Financial Corp., 6.25%, 11/15/13		7,515	7,954,492
SLM Corp.:
5.13%, 8/27/12		9,230	9,264,576
5.00%, 10/01/13		17,100	17,613,000

			56,437,712

46	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Diversified Financial Services – 5.2%
Bank of America Corp.:
3.75%, 7/12/16	USD	2,155	$2,172,529
6.50%, 8/01/16		26,770	29,397,047
3.88%, 3/22/17		14,565	14,837,322
The Bear Stearns Cos. LLC, 6.95%, 8/10/12		5,770	5,806,276
Caisse Centrale Desjardins du Quebec, 1.60%, 3/06/17 (a)		8,012	8,101,814
Citigroup, Inc., 4.45%, 1/10/17		15,880	16,646,099
Ford Motor Credit Co. LLC, 3.88%, 1/15/15		18,676	19,232,806
Merrill Lynch & Co., Inc., 6.75%, 5/21/13	EUR	5,650	7,403,931
Tiers Trust, Series 2012-01, 2.22%, 5/12/14 (a)(b)	USD	12,215	12,215,000

			115,812,824

Diversified Telecommunication Services – 1.4%
British Telecommunications Plc, 2.00%, 6/22/15		8,166	8,278,209
CenturyLink, Inc., 5.50%, 4/01/13		1,870	1,921,358
France Telecom SA, 4.38%, 7/08/14		3,454	3,628,237
Qwest Communications International, Inc.:
8.00%, 10/01/15		8,942	9,423,080
7.13%, 4/01/18		4,079	4,303,345
Qwest Corp., 3.72%, 6/15/13 (b)		250	250,235
Windstream Corp., 8.13%, 8/01/13		3,620	3,814,575

			31,619,039

Electric Utilities – 1.2%
AEP Texas Central Transition Funding LLC, Series A-2, 4.98%, 7/01/13		2,364	2,401,355
CMS Energy Corp., 4.25%, 9/30/15		2,395	2,490,034
Duke Energy Ohio, Inc., 5.70%, 9/15/12		6,185	6,247,122
Great Plains Energy, Inc., 2.75%, 8/15/13		5,150	5,225,427
Northeast Utilities, 1.22%, 9/20/13 (b)		11,265	11,310,071

			27,674,009

Electrical Equipment – 0.2%
ABB Treasury Center USA, Inc., 2.50%, 6/15/16 (a)		4,805	4,969,494

Electronic Equipment, Instruments & Components – 0.3%
Jabil Circuit, Inc., 7.75%, 7/15/16		6,642	7,571,880

Energy Equipment & Services – 1.1%
Diamond Offshore Drilling, Inc., 4.88%, 7/01/15		7,175	7,839,642
SESI LLC, 6.88%, 6/01/14		11,880	11,880,000
Transocean, Inc., 4.95%, 11/15/15		5,009	5,393,055

			25,112,697

Food Products – 0.3%
Nabisco, Inc., 7.55%, 6/15/15		5,675	6,661,326

Health Care Equipment & Supplies – 1.1%
Boston Scientific Corp., 6.25%, 11/15/15		5,605	6,277,583
CareFusion Corp., 4.13%, 8/01/12		18,745	18,795,105

			25,072,688

Health Care Providers & Services – 1.0%
Aristotle Holding, Inc.:
3.50%, 11/15/16 (a)		4,148	4,367,280
2.65%, 2/15/17 (a)		8,890	9,044,410
Coventry Health Care, Inc.:
6.13%, 1/15/15		3,750	4,090,200
5.95%, 3/15/17		4,740	5,376,468

			22,878,358

	Par
Corporate Bonds	(000)		Value

Hotels, Restaurants & Leisure – 1.4%
MGM Resorts International, 13.00%, 11/15/13	USD	9,520	$10,852,800
Starwood Hotels & Resorts Worldwide, Inc., 7.88%, 10/15/14		9,534	10,816,838
Universal City Development Partners Ltd./UCDP Finance, Inc., 8.88%, 11/15/15		8,478	9,084,355

			30,753,993

Household Durables – 0.5%
Newell Rubbermaid, Inc., 5.50%, 4/15/13		10,911	11,280,195

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc., 4.55%, 6/15/15		3,363	3,611,590

Insurance – 5.6%
American International Group, Inc.:
3.65%, 1/15/14		15,240	15,566,441
3.00%, 3/20/15		20,370	20,472,930
AXA SA, 6.00%, 6/18/13	EUR	7,820	10,339,976
Genworth Financial, Inc., 5.75%, 6/15/14	USD	7,710	7,834,856
Lincoln National Corp., 4.30%, 6/15/15		10,880	11,462,885
MetLife Institutional Funding II, 1.63%, 4/02/15 (a)		7,500	7,504,147
Metropolitan Life Global Funding I:
2.88%, 9/17/12 (a)		10,925	10,970,776
5.13%, 6/10/14 (a)		642	688,458
New York Life Global Funding:
2.25%, 12/14/12 (a)		95	95,613
1.30%, 1/12/15 (a)		14,110	14,140,012
Pacific Life Global Funding, 5.15%, 4/15/13 (a)		3,786	3,916,897
Principal Financial Group, Inc., 7.88%, 5/15/14		5,100	5,679,758
Prudential Financial, Inc.:
3.63%, 9/17/12		4,040	4,063,339
2.75%, 1/14/13		5,935	5,993,555
XL Group Plc, 5.25%, 9/15/14		4,710	4,961,368

			123,691,011

Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.:
4.45%, 9/14/12		12,747	12,834,126
5.50%, 9/14/15		2,055	2,299,672

			15,133,798

Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		5,780	6,569,664

Media – 3.6%
CBS Corp., 8.88%, 5/15/19		8,200	10,843,565
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		11,868	13,232,820
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,005	1,092,937
Series B, 9.25%, 12/15/17		4,022	4,383,980
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13		5,555	5,855,148
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16		8,360	8,709,431
DISH DBS Corp., 7.75%, 5/31/15		5,500	6,105,000
The Interpublic Group of Cos., Inc., 6.25%, 11/15/14		12,820	14,005,850
Time Warner Cable, Inc., 7.50%, 4/01/14		7,376	8,177,712

BLACKROCK FUNDS II	JUNE 30, 2012	47

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Media (concluded)
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	4,020	$6,752,360

			79,158,803

Metals & Mining – 0.8%
Anglo American Capital Plc, 9.38%, 4/08/14 (a)	USD	8,482	9,538,721
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15		4,305	4,290,303
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (a)		4,445	4,529,504

			18,358,528

Multiline Retail – 0.5%
Dollar General Corp.:
4.13%, 7/15/17		5,745	5,823,994
11.88%, 7/15/17 (b)		5,520	5,858,155

			11,682,149

Multi-Utilities – 0.2%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15		4,865	5,482,981

Office Electronics – 0.5%
Xerox Corp., 1.87%, 9/13/13 (b)		11,060	11,137,343

Oil, Gas & Consumable Fuels – 3.9%
Enterprise Products Operating LLC:
4.60%, 8/01/12		5,786	5,802,762
6.13%, 2/01/13		4,295	4,413,061
Series C, 6.38%, 2/01/13		5,370	5,524,608
Nexen, Inc., 5.20%, 3/10/15		6,580	6,992,882
Petrohawk Energy Corp.:
10.50%, 8/01/14		7,769	8,607,570
7.88%, 6/01/15		5,136	5,339,201
7.25%, 8/15/18		9,130	10,267,361
Rockies Express Pipeline LLC:
6.25%, 7/15/13 (a)		10,635	10,927,463
3.90%, 4/15/15 (a)		6,040	5,813,500
Ruby Pipeline LLC, 4.50%, 4/01/17 (a)		3,985	4,016,517
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)		6,120	6,441,465
Tennessee Gas Pipeline Co., 8.00%, 2/01/16		9,980	11,739,973

			85,886,363

Paper & Forest Products – 1.0%
Celulosa Arauco y Constitucion SA:
5.13%, 7/09/13		4,485	4,610,311
5.63%, 4/20/15		4,015	4,327,118
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		12,615	13,896,343

			22,833,772

Real Estate Investment Trusts (REITs) – 0.7%
AvalonBay Communities, Inc., 6.13%, 11/01/12		1,602	1,627,678
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,514,356
The Rouse Co. LLC, 7.20%, 9/15/12		6,640	6,656,600
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/01/13 (a)		5,420	5,555,500

			15,354,134

Road & Rail – 1.2%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)		12,620	12,559,891
CSX Corp.:
5.75%, 3/15/13		1,500	1,550,057

	Par
Corporate Bonds	(000)		Value

Road & Rail (concluded)
5.50%, 8/01/13	USD	1,108	$1,163,285
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (a)		11,542	11,611,021

			26,884,254

Semiconductors & Semiconductor Equipment – 0.8%
Maxim Integrated Products, Inc., 3.45%, 6/14/13		7,950	8,147,017
Samsung Electronics America, Inc., 1.75%, 4/10/17 (a)		9,750	9,724,747

			17,871,764

Specialty Retail – 0.5%
AutoZone, Inc., 5.50%, 11/15/15		4,355	4,889,668
Best Buy Co., Inc., 6.75%, 7/15/13		2,820	2,939,289
Kingfisher Plc, 4.13%, 11/23/12	EUR	3,094	3,959,161

			11,788,118

Tobacco – 0.8%
B.A.T. International Finance Plc:
8.13%, 11/15/13 (a)	USD	1,474	1,607,810
1.40%, 6/05/15 (a)		10,685	10,683,750
2.13%, 6/07/17 (a)		5,500	5,492,757

			17,784,317

Wireless Telecommunication Services – 0.4%
America Movil SAB de CV, 2.38%, 9/08/16		3,170	3,252,106
Rogers Communications, Inc., 6.25%, 6/15/13		1,000	1,050,458
SBA Tower Trust, 4.25%, 4/15/15 (a)		3,540	3,702,199

			8,004,763

Total Corporate Bonds – 52.1%			1,161,260,412

	Par
Foreign Agency Obligations	(000)		Value

CDP Financial, Inc., 3.00%, 11/25/14 (a)		4,935	5,189,444
Petrobras International Finance Co., 3.88%, 1/27/16		4,865	5,022,821

Total Foreign Agency Obligations – 0.4%			10,212,265

Non-Agency Mortgage- Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 10.1%
Arkle Master Issuer Plc:
Series 2010-1A, Class 2A, 1.62%, 2/17/15 (a)(b)		8,920	8,934,932
Series 2010-2A, Class 1A1, 1.87%, 8/17/13 (a)(b)		4,235	4,254,121
Series 2010-2X, Class 1A1, 1.87%, 5/17/60 (b)		2,753	2,765,430
Series 2011-1A, Class 2A, 1.72%, 5/17/60 (a)(b)		10,590	10,628,283
Series 2011-1X, Class 2A, 1.72%, 5/17/60 (b)		2,250	2,258,134
Arran Residential Mortgages Funding Plc:
Series 2010-1A, Class A1C, 1.67%, 5/16/47 (a)(b)		2,970	2,974,722
Series 2011-1A, Class A1C, 1.67%, 11/19/47 (a)(b)		3,436	3,442,505
Series 2011-1A, Class A2C, 1.92%, 11/19/47 (a)(b)		15,930	15,967,579

48	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 2.84%, 11/25/33 (b)	USD	1,962	$1,896,434
BCAP LLC Trust, Series 2010-RR6, Class 9A6, 0.60%, 7/26/37 (a)(b)		4,050	3,801,528
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.35%, 7/25/34 (b)		2,642	2,537,034
Series 2004-7, Class 4A, 2.84%, 10/25/34 (b)		1,896	1,814,980
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.27%, 12/25/35 (a)(b)(d)		48	47,736
Citicorp Mortgage Securities, Inc., Series 2006-2, Class 1A7, 5.75%, 4/25/36		569	567,350
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.79%, 2/25/35 (b)		1,115	932,575
Series 2005-17, Class 1A6, 5.50%, 9/25/35		5,869	5,548,585
Series 2005-HYB8, Class 2A1, 3.03%, 12/20/35 (b)		2,474	1,798,379
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 1A1, 2.63%, 2/25/35 (b)		476	439,645
Gosforth Funding Plc:
Series 2011-1, Class A1A, 2.31%, 4/24/47 (b)	GBP	2,433	3,816,263
Series 2012-1, Class A, 2.29%, 12/19/47 (b)		3,988	6,245,790
GS Mortgage Securities Corp. II, Series 2000-1A, Class A, 0.94%, 3/20/23 (a)(b)	USD	253	216,890
Holmes Master Issuer Plc:
Series 2007-2A, Class 4A, 0.57%, 7/15/20 (b)		17,480	17,478,234
Series 2010-1A, Class A2, 1.87%, 10/15/54 (a)(b)		2,880	2,893,640
Series 2010-1X, Class A2, 1.87%, 10/15/54 (b)		9,030	9,072,766
Series 2010-1X, Class A3, 2.16%, 10/15/54 (b)	EUR	5,040	6,414,883
Series 2011-1A, Class A2, 1.82%, 10/15/54 (a)(b)	USD	13,465	13,527,316
Series 2011-1X, Class A3, 2.11%, 10/15/54 (b)	EUR	6,275	7,988,928
Series 2012-1X, Class A2, 2.12%, 10/15/54 (b)	USD	5,740	5,783,819
Homebanc Mortgage Trust, Series 2005-3, Class A1, 0.49%, 7/25/35 (b)		4,346	3,130,701
JPMorgan Mortgage Trust, Series 2004-A1, Class 2A1, 2.49%, 2/25/34 (b)		82	82,175
MortgageIT Trust, Series 2004-1, Class A1, 1.03%, 11/25/34 (b)		4,265	4,063,419
Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1B, 0.53%, 11/25/35 (b)		3,274	3,235,986
Permanent Master Issuer Plc:
Series 2006-1, Class 5A, 0.58%, 7/15/33 (b)		23,270	23,248,498
Series 2006-1, Class 6A1, 1.14%, 4/15/20 (b)	GBP	11,625	18,107,350
Series 2010-1A, Class 1A, 1.62%, 7/15/42 (a)(b)	USD	8,220	8,236,243
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.55%, 5/25/35 (b)		2,508	2,095,009
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.55%, 9/25/34 (b)		2,205	1,646,069

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22	USD	2	$2,394
Superannuation Members Home Loans Global Fund:
Series 2007-1, Class A2, 0.74%, 6/12/40 (b)	EUR	5,663	6,975,281
Series 7, Class A1, 0.75%, 3/09/36 (b)	USD	9,174	9,174,175
Walsh Acceptance, Series 1997-2, Class A, 2.25%,3/01/27 (b)		24	4,837

			224,050,618

Commercial Mortgage-Backed Securities – 8.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39		4,985	5,204,455
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3, 5.74%, 6/11/50		7,340	7,674,264
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49		347	353,237
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A2, 6.10%, 7/16/34 (a)		68	67,725
Credit Suisse Mortgage Capital Certificates:
Series 2007-C4, Class A3, 5.97%, 7/15/14 (b)		9,375	9,774,534
Series 2007-C5, Class AAB, 5.62%, 10/15/16 (b)		6,910	7,392,560
Series 2008-C1, Class A2, 6.41%, 2/15/13 (b)		11,328	11,558,853
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/10/17 (a)		8,205	8,788,670
Deutsche Bank ReREMIC Trust, Series 2011-C32, Class A3A, 5.93%, 6/17/49 (a)(b)		14,940	16,824,248
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/15 (a)		20,113	20,263,039
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2, 5.00%, 10/10/12		1,274	1,278,875
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (b)		12,505	13,187,498
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 3/10/11 (b)		2,672	2,682,370
Series 2006-GG8, Class A2, 5.48%, 10/10/13		1,037	1,039,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2007-LD11, Class A2, 5.99%, 7/15/12 (b)		5,558	5,566,242
Series 2007-LD11, Class ASB, 6.01%, 10/15/16 (b)		6,695	7,215,291
Series 2007-LD12, Class A2, 5.83%, 8/15/12		6,295	6,349,541
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		12,540	14,321,483
Merrill Lynch Mortgage Trust:
Series 2003-KEY1, Class A4, 5.24%, 11/12/35 (b)		9,190	9,600,554
Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		10,135	10,824,748
Morgan Stanley Capital I, Inc.:
Series 2007-HQ13, Class A1, 5.36%, 7/15/12		17	17,202

BLACKROCK FUNDS II	JUNE 30, 2012	49

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Series 2012-C4, Class C, 5.71%, 3/15/22 (a)(b)	USD	1,500	$1,482,493
Series 2012-C4, Class D, 5.71%, 3/15/22 (a)(b)		2,000	1,711,160
Morgan Stanley ReREMIC Trust:
Series 2009-GG10, Class A4A, 5.98%, 4/12/17 (a)(b)		7,260	8,227,141
Series 2010-GG10, Class A4A, 5.98%, 8/15/45 (a)(b)		7,260	8,227,141
Series 2010-R5, Class 5A, 0.47%, 1/26/37 (a)(b)		2,475	2,407,124
Series 2011-IO, Class A, 2.50%, 1/23/14 (a)		2,156	2,172,542
Titan Europe Plc/Ireland, Series 2006-4FSX, Class A1, 9.14%, 9/03/14 (b)	GBP	7,764	12,159,275

			196,371,265

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.35%, 5/25/36 (a)(b)	USD	11,547	187,569

Total Non-Agency Mortgage-Backed Securities – 18.9%			420,609,452

Project Loans – 0.0%	Par (000)		Value

Federal Housing Authority, Merrill Lynch Project, Pool 42, 7.43%, 9/25/22		4	3,650

Taxable Municipal Bonds	Par (000)		Value

New York City Industrial Development Agency RB, 8.00%, 8/01/12 (e)(f)		9,800	9,799,608
State of California GO:
5.10%, 8/01/14		3,705	3,826,079
3.95%, 11/01/15		2,375	2,563,765
State of California Various Purposes GO, 5.65%, 4/01/39 (b)		8,870	9,205,020
State of Illinois GO, 4.07%, 1/01/14		3,360	3,467,251

Total Taxable Municipal Bonds – 1.3%			28,861,723

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 2.2%
Fannie Mae:
1.09%, 4/04/16 (g)		19,545	19,627,734
5.25%, 8/01/12 (g)		21,815	21,902,522
Federal Home Loan Bank:
5.25%, 9/12/14		3,500	3,862,141
5.38%, 6/13/14		3,500	3,836,350

			49,228,747

Collateralized Mortgage Obligations – 1.6%
Fannie Mae:
Series 1997-20, Class FB, 0.64%, 3/25/27 (b)		768	757,453
Series 2002-T6, Class A1, 3.31%, 2/25/32		628	649,940
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		442	499,609
Series 2577, Class UC, 5.00%, 2/15/18		675	725,541
Series 2724, Class PD, 5.00%, 4/15/21		1,550	1,556,557

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Series 2901, Class KA, 5.00%, 9/15/32	USD 1,602	$1,625,763
Series 3959, Class MA, 4.50%, 11/15/41	11,533	12,681,901
Series 3986, Class M, 4.50%, 9/15/41	10,805	11,777,219
Ginnie Mae, Series 2006-6, Class C, 5.02%, 2/16/44 (b)	5,012	5,358,116

		35,632,099

Commercial Mortgage-Backed Securities – 0.0%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13	89	89,678
Series K003, Class A2, 3.61%, 6/25/14	210	216,890

		306,568

Interest Only Collateralized Mortgage Obligations – 0.3%
Fannie Mae, Series 2010-126, Class UI, 5.50%, 10/25/40	49,147	7,451,084
Mortgage-Backed Securities – 23.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/27 (h)	190,800	195,675,750
3.00%, 7/01/27 (h)	211,500	221,160,703
3.50%, 7/01/42 (h)	47,200	49,604,250
4.00%, 9/01/18	27,803	29,785,359
4.54%, 4/01/14	5,357	5,668,358
5.00%, 4/01/21-12/01/21	5,111	5,534,220
5.50%, 6/01/20-10/01/21	3,750	4,107,396
6.00%, 2/01/17	25	27,200
6.50%, 4/01/21	1,033	1,126,229
7.00%, 3/01/15-11/01/17	626	669,791
7.50%, 4/01/15-8/01/16	391	419,810

		513,779,066

Total U.S. Government Sponsored Agency Securities – 27.2%		606,397,564

	Par
U.S. Treasury Obligations	(000)	Value

U.S. Treasury Notes:
0.25%, 1/31/14-5/15/15 (g)	162,660	162,472,652
0.38%, 3/15/15-4/15/15 (g)	39,470	39,442,994
1.00%, 3/31/17	17,260	17,497,325
0.88%, 4/30/17 (g)	69,720	70,248,338

Total U.S. Treasury Obligations – 13.0%		289,661,309

Total Long-Term Investments (Cost – $2,839,041,423) – 128.3%		2,859,062,979

	Par (000)/
Short-Term Securities	Shares	Value

Commercial Paper – 0.0%
BP Capital Markets Plc, 1.31%, 2/11/13	675	673,825

Money Market Fund – 3.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(i)	75,178,287	75,178,287

Total Short-Term Securities (Cost – $75,849,927) – 3.4%		75,852,112

50	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Put Options – 0.1%
USD Currency, Strike Price MXN 13.62, Expires 7/05/12, Broker Barclays Plc	USD	33,250	$703,563
USD Currency, Strike Price MXN 13.75, Expires 7/05/12, Broker Barclays Plc		33,250	992,436

			1,695,999

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Interest Rate Call Swaptions – 0.0%
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, Expires 08/08/12, Broker Deutsche Bank AG		75,000	74,025

Over-the-Counter Interest Rate Put Swaptions – 0.0%
Pay a fixed rate of 1.85% and receive a floating rate based on 3-month LIBOR, Expires 4/17/13, Broker Goldman Sachs Group, Inc.		150,000	482,610

Total Options Purchased (Cost – $2,321,717) – 0.1%			2,252,634

Total Investments Before TBA Sale Commitments (Cost – $2,917,213,067*) – 131.8%			2,937,167,725

TBA Sale Commitments (h)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/27	USD	161,600	$(165,645,375)
3.00%, 7/01/27-7/01/42		211,500	(221,160,703)

Total TBA Sale Commitments
(Proceeds – $385,895,654) – (17.4)%			(386,806,078)

Total Investments Net of TBA Sale Commitments – 114.4%			2,550,361,647
Liabilities in Excess of Other Assets – (14.4)%			(321,132,771)

Net Assets – 100.0%			$2,229,228,876

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,917,228,669

Gross unrealized appreciation	$35,994,551
Gross unrealized depreciation	(16,055,495)

Net unrealized appreciation	$19,939,056

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2011	Shares/Par Purchased	Shares/Par Sold	Shares/Par Held at June 30, 2012	Value at June 30, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	21,497,909	53,680,378[1]	–	75,178,287	$75,178,287	–	$24,762
BlackRock Capital Finance LP, Series 1997-R2, Class AP	50,037	–	(2,301)	$47,736	$47,736	$14	$476

[1]	Represents net shares purchased.

(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	$30,030,375	$39,922
Credit Suisse Group AG	$26,483,625	$(85,922)
Goldman Sachs Group, Inc.	$34,430,250	$469,621
JPMorgan Chase & Co.	–	$431,949
Royal Bank of Scotland Group Plc	$(11,309,625)	$594,943

(i)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

Deutsche Bank AG	0.19%	5/09/12	Open	$17,408,618	$17,403,750

Counter- party	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

Bank of America Corp.	0.20%	6/01/12	Open	$9,520,324	$9,518,738
Bank of America Corp.	0.20%	6/05/12	Open	19,527,195	19,524,375
Bank of America Corp.	0.20%	6/19/12	Open	9,890,659	9,890,000
Deutsche Bank AG	0.17%	6/19/12	Open	70,508,345	70,504,350
Citigroup, Inc.	0.20%	6/22/12	Open	106,003,525	106,000,000
JPMorgan Chase & Co.	0.25%	6/26/12	Open	19,670,837	19,667,156

Total				$252,529,503	$252,508,369

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settle- ment Date	Unrealized Appreciation (Depreciation)

GBP	17,873,000	USD	28,795,494	Royal Bank of Scotland Group Plc	7/18/12	$ (805,009)
NOK	89,550,000	USD	14,970,360	UBS AG	7/18/12	72,921
USD	3,697,521	GBP	2,290,000	BNP Paribas SA	7/18/12	111,206

BLACKROCK FUNDS II	JUNE 30, 2012	51

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)

USD	65,171,062	GBP	40,839,500	Goldman Sachs Group, Inc.	7/18/12	$1,213,280
USD	15,405,100	NOK	89,550,000	Royal Bank of Scotland Group Plc	7/18/12	361,819
EUR	7,856,000	USD	9,819,482	BNP Paribas SA	7/25/12	124,432
USD	57,944,121	EUR	43,895,000	JPMorgan Chase & Co.	7/25/12	2,383,010
USD	1,578,879	EUR	1,255,000	Royal Bank of Scotland Group Plc	7/25/12	(9,666)
USD	10,831,582	EUR	8,656,000	UBS AG	7/25/12	(124,950)
NOK	89,550,000	USD	14,789,122	Credit Suisse Group AG	10/17/12	202,754
USD	14,917,926	NOK	89,550,000	UBS AG	10/17/12	(73,950)

Total	$3,455,847

—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Con- tracts	Issue	Exchange	Expiration	Notional Value		Unrea- lized Appre- ciation (Depre- ciation)

1	Euro-Bund U.S. Treasury	Eurex	September 2012	USD	178,309	$(1,163)
	Notes	Chicago
	(2	Board
2,183	Year) Euro	Options	September 2012	USD	480,669,312	(306,226)
	Dollar	Chicago
15	Futures Euro	Mercantile	September 2012	USD	3,732,000	979
	Dollar	Chicago
7	Futures Euro	Mercantile	December 2012	USD	1,741,163	456
	Dollar	Chicago
16	Futures Euro	Mercantile	March 2013	USD	3,979,000	844
	Dollar	Chicago
30	Futures Euro	Mercantile	June 2013	USD	7,458,750	52,161
	Dollar	Chicago
22	Futures Euro	Mercantile	September 2013	USD	5,468,650	23,789
	Dollar	Chicago
28	Futures	Mercantile	December	USD	6,958,000	57,580
	Euro		2013
	Dollar	Chicago
21	Futures	Mercantile	March	USD	5,216,925	25,423
	Euro		2014
	Dollar	Chicago
12	Futures	Mercantile	December	USD	2,975,550	7,833
	Euro		2014
	Dollar	Chicago
12	Futures	Mercantile	March	USD	2,973,150	10,233
			2015

Total						$(128,091)

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

U.S.
Treasury
	Notes	Chicago
	(5	Board
1,314	Year)	Options	September 2012	USD	162,894,938	$(22,778)
U.S.
Treasury
	Notes	Chicago
	(10	Board
160	Year)	Options	September 2012	USD	21,340,000	29,514

Total						$ 6,736

—	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counter- party	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.56%[1]	3-month LIBOR	Morgan Stanley	5/10/14	USD	185,000	$ 84,406

	3-month
	Canadian
	Bankers	Deutsche
1.33%[1]	Acceptance	Bank AG	6/06/14	CAD	117,100	57,854

	3-month	Goldman
	Canadian	Sachs
	Bankers	Group,
1.37%[1]	Acceptance	Inc.	6/07/14	CAD	117,000	102,474

	3-month
	Canadian
	Bankers	Deutsche
1.61%[2]	Acceptance	Bank AG	6/06/16	CAD	59,800	23,941

	3-month	Goldman
	Canadian	Sachs
	Bankers	Group,
1.70%[2]	Acceptance	Inc.	6/07/16	CAD	60,000	(81,628)

1.08%[2]	3-month LIBOR	Morgan Stanley	5/10/17	USD	74,900	(558,337)

1.10%[2]	3-month LIBOR	Deutsche Bank AG	5/14/17	USD	49,700	(417,771)

1.79%[1]	3-month LIBOR	Deutsche Bank AG	6/12/22	USD	15,000	27,671

Total						$(761,390)

[1]	Fund pays a floating rate and receives a fixed rate.
[2]	Fund pays a fixed rate and receives a floating rate.

52	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

—	Credit default swaps on single-name issues – buy protection outstanding as of June 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counter- party	Expi- ration Date	Notional Amount (000)	Unrealized Appre- ciation (Depre- ciation)

Hershey Foods Co.	1.00%	Credit Suisse Group AG	12/20/14	USD 2,900	$ (42,304)

CBS Corp.	1.00%	Citigroup, Inc.	6/20/17	USD 3,885	4,887

The Allstate Corp.	1.00%	Deutsche Bank AG	6/20/17	USD 4,744	20,601

CBS Corp.	1.00%	Goldman Sachs Group, Inc.	6/20/17	USD 1,328	(13,204)

CBS Corp.	1.00%	JPMorgan Chase & Co.	6/20/17	USD 2,987	(24,158)

Viacom, Inc.	1.00%	JPMorgan Chase & Co.	6/20/17	USD 10,650	26,422

The Allstate Corp.	1.00%	Morgan Stanley	6/20/17	USD 5,906	34,412

Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD 5,628	2,892

Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	9/20/17	USD 11,400	218

National Australia Bank Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD 11,400	11,328

Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD 5,628	5,539

Total					$ 26,633

—	Credit default swaps on single-name issues – sold protection outstanding as of June 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counter- party	Expi- ration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depre- ciation

Travelers Co., Inc.	1.00%	Deutsche Bank AG	6/20/17	A	USD 4,744	$ (15,454)

Comcast Corp.	1.00%	JPMorgan Chase & Co.	6/20/17	BBB+	USD 10,650	(110,383)

Travelers Co., Inc.	1.00%	Morgan Stanley	6/20/17	A	USD 5,906	(25,196)

Total						$(151,033)

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
—	Credit default swaps on traded indexes - buy protection outstanding as of June 30, 2012 were as follows:

Index	Pay Fixed Rate	Counter- party	Expiration Date	Notional Amount (000)	Unrealized Appre- ciation

CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley	6/20/16	USD 27,900	$ 64,450

MCDX.NA Series 16 Version 1	1.00%	Morgan Stanley	6/20/21	USD 16,000	449,245

Total					$513,695

—	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows:

Index	Receive Fixed Rate	Counter- party	Expi- ration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appre- ciation

CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley	6/20/16	BBB+	USD 20,800	$ 270,028

CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley	6/20/16	BBB+	USD 7,100	67,663

MCDX.NA Series 14	0.00%	Goldman Sachs Group, Inc.	6/20/20	AA	USD 8,000	515,475

Total						$ 853,166

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the

BLACKROCK FUNDS II	JUNE 30, 2012	53

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term
Invest- ments:
Asset- Backed Secu- rities	–	$ 292,947,958	$38,620,609	$ 331,568,567
Capital Trusts	–	10,488,037	–	10,488,037
Corporate Bonds	–	1,149,045,412	12,215,000	1,161,260,412
Foreign Agency Obliga- tions	–	10,212,265	–	10,212,265
Non- Agency Mortgage-Backed Secu- rities	–	418,898,292	1,711,160	420,609,452
Project Loans	–	–	3,650	3,650
Taxable Muni- cipal Bonds	–	28,861,723	–	28,861,723
U.S. Govern- ment Spon- sored Agency Secu- rities	–	606,397,564	–	606,397,564
U.S. Trea- sury Obliga- tions	–	289,661,309	–	289,661,309
Short- Term Secu- rities	$75,178,287	673,825	–	75,852,112
Liabilities:
Investments in Securities:
TBA Sale Commit- ments	–	(386,806,078)	–	(386,806,078)

Total	$75,178,287	$2,420,380,307	$52,550,419	$2,548,109,013

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$957,685	$515,475	$1,473,160
Foreign currency exchange contracts	–	6,165,421	–	6,165,421
Interest rate contracts	$208,812	852,981	–	1,061,793
Liabilities:
Credit contracts	–	(230,699)	–	(230,699)
Foreign currency exchange contracts	–	(1,013,575)	–	(1,013,575)
Interest rate contracts	(330,167)	(1,057,736)	–	(1,387,903)

Total	$(121,355)	$5,674,077	$515,475	$6,068,197

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$9,344,269	–	–	$9,344,269
Foreign currency	1,454,397	–	–	1,454,397
Cash pledged as collateral for financial futures contracts	900,000	–	–	900,000
Cash pledged as collateral for swap contracts	900,000	–	–	900,000
Liabilities:
Reverse repurchase agreements	–	$(252,508,369)	–	(252,508,369)
Cash received as collateral for swap contracts	–	(4,900,000)	–	(4,900,000)

Total	$12,598,666	$(257,408,369)	–	$(244,809,703)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

Certain of the Fund’s investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

54	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Project Loans	Total

Opening balance, as of Septem-ber 30, 2011	$34,799,782	–	$3,533,037	$3,929	$38,336,748
Transfers into Level 3[2]	9,187,940	–	–	–	9,187,940
Transfers out of Level 3[2]	(23,976,623)	–	(3,533,037)	–	(27,509,660)
Accrued dis- counts/ pre- miums	1,345	$(549)	11,129	(21)	11,904
Net realized gain (loss)	(729)	–	–	10	(719)
Net change in unrea- lized appre-ciation/ depre-ciation[3]	655,106	(3,115)	(32,982)	(39)	618,970
Purchases	21,280,000	12,218,664	1,733,013	–	35,231,677
Sales	(3,326,212)	–	–	(229)	(3,326,441)

Closing balance, as of June 30, 2012	$38,620,609	$12,215,000	$1,711,160	$3,650	$52,550,419

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2012 was $408,609.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts
	Assets	Liabilities	Total

Opening balance, as of September 30, 2011	$133,104	–	$133,104
Transfers into Lever 3[4]	–	–	–
Transfers out of Lever 3[4]	–	–	–
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	110,785	–	110,785
Net change in unrealized appreciation/depreciation[5]	382,371		382,371
Purchases	–	–	–
Issues[6]		–	–
Sales	–	–	–
Settlements[7]	(110,785)	–	(110,785)

Closing balance, as of June 30, 2012	$515,475	–	$515,475

[4]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[5]	The change in unrealized appreciation/depreciation on swaps still held as of June 30, 2012 was $397,525.

[6]	Issues represent upfront cash received on certain derivative financial instruments.

[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FUNDS II	JUNE 30, 2012	55

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Secured Credit Portfolio (formerly BlackRock Multi-Sector Bond Portfolio) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense – 0.1%
United Technologies Corp.:
3.10%, 6/01/22	$25	$26,197
4.50%, 6/01/42	20	21,968

		48,165

Auto Components – 0.2%
BorgWarner, Inc., 4.63%, 9/15/20	85	92,579

Capital Markets – 0.1%
Credit Suisse AG, 5.40%, 1/14/20	70	72,805

Commercial Banks – 1.5%
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)	400	406,000
HSBC Bank Plc, 3.10%, 5/24/16 (a)	195	201,358
HSBC Holdings Plc, 6.10%, 1/14/42	40	48,987
Wells Fargo & Co., 3.50%, 3/08/22	150	154,344

		810,689

Commercial Services & Supplies – 0.6%
Ceridian Corp., 8.88%, 7/15/19 (a)	305	314,913

Consumer Finance – 0.4%
SLM Corp., 6.25%, 1/25/16	201	211,050

Diversified Financial Services – 1.6%
Bank of America Corp.:
3.88%, 3/22/17	80	81,496
5.70%, 1/24/22	200	220,259
BP Capital Markets Plc, 3.13%, 10/01/15	100	106,313
Citigroup, Inc., 4.45%, 1/10/17	75	78,618
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (a)	200	200,000
Ford Motor Credit Co. LLC, 6.63%, 8/15/17	150	170,621

		857,307

Diversified Telecommunication Services – 0.4%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19	112	117,600
Level 3 Financing, Inc., 8.13%, 7/01/19	110	112,887

		230,487

Electric Utilities – 1.1%
Duke Energy Carolinas LLC, 4.25%, 12/15/41	55	59,291
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	300	326,250
Exelon Generation Co. LLC, 4.25%, 6/15/22 (a)	30	30,096
Florida Power Corp., 6.40%, 6/15/38	70	95,468
Jersey Central Power & Light Co., 7.35%, 2/01/19	75	95,044

		606,149

Energy Equipment & Services – 1.1%
Ensco Plc:
3.25%, 3/15/16	50	52,504
4.70%, 3/15/21	106	115,459
Transocean, Inc.:
5.05%, 12/15/16	150	162,697
6.50%, 11/15/20	211	239,335

		569,995

Health Care Equipment & Supplies – 0.2%
Boston Scientific Corp., 6.25%, 11/15/15	71	79,520

Health Care Providers & Services – 0.1%
HCA, Inc., 6.50%, 2/15/20	67	72,611

Corporate Bonds	Par (000)	Value

Hotels, Restaurants & Leisure – 0.5%
MGM Resorts International, 10.38%, 5/15/14	$110	$124,025
Wyndham Worldwide Corp.:
2.95%, 3/01/17	60	59,686
4.25%, 3/01/22	85	85,590

		269,301

Household Products – 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19 (a)	225	243,563

Insurance – 2.3%
American International Group, Inc.:
3.80%, 3/22/17	127	129,462
5.45%, 5/18/17	110	119,414
Hartford Financial Services Group, Inc., 6.00%, 1/15/19	90	96,406
Lincoln National Corp., 6.25%, 2/15/20	200	226,324
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)	250	268,091
Prudential Financial, Inc.:
4.75%, 9/17/15	250	269,153
5.38%, 6/21/20	140	154,922

		1,263,772

Media – 2.2%
CBS Corp., 8.88%, 5/15/19	100	132,239
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	220	245,300
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	50	54,500
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	136	197,978
CSC Holdings LLC, 8.50%, 4/15/14	77	84,700
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	68	77,856
5.15%, 3/15/42	27	27,174
NBCUniversal Media LLC, 5.15%, 4/30/20	100	114,807
Time Warner Cable, Inc., 5.50%, 9/01/41	100	108,809
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	150	163,125

		1,206,488

Metals & Mining – 0.0%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	25	24,649

Multiline Retail – 0.7%
Dollar General Corp., 11.88%, 7/15/17 (b)	135	143,270
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	100	115,266
7.45%, 7/15/17	83	101,065

		359,601

Oil, Gas & Consumable Fuels – 2.2%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	52	59,008
6.38%, 9/15/17	225	261,368
Denbury Resources, Inc., 8.25%, 2/15/20	15	16,425
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	70	81,240
Energy Transfer Partners LP, 6.50%, 2/01/42	60	64,298
Kinder Morgan Energy Partners LP, 6.38%, 3/01/41	50	57,006
Marathon Petroleum Corp., 6.50%, 3/01/41	100	113,646

56	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (formerly BlackRock Multi-Sector Bond Portfolio) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
MEG Energy Corp., 6.50%, 3/15/21 (a)	$145	$148,081
Range Resources Corp., 7.25%, 5/01/18	160	169,600
Western Gas Partners LP, 5.38%, 6/01/21	192	212,523

		1,183,195

Paper & Forest Products – 0.3%
Clearwater Paper Corp., 7.13%, 11/01/18	150	158,250

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	125	131,472

Real Estate Investment Trusts (REITs) – 0.6%
ERP Operating LP, 4.63%, 12/15/21	70	76,032
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	80	83,107
Vornado Realty LP, 5.00%, 1/15/22	160	169,190

		328,329

Real Estate Management & Development – 0.2%
Realogy Corp., 7.88%, 2/15/19 (a)(c)	134	130,985

Road & Rail – 0.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	165	196,734
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (a)	100	100,598

		297,332

Software – 0.2%
First Data Corp., 7.38%, 6/15/19 (a)	65	66,300
Oracle Corp., 5.38%, 7/15/40	25	30,631

		96,931

Wireless Telecommunication Services – 0.3%
Cricket Communications, Inc., 7.75%, 5/15/16	132	140,085
MetroPCS Wireless, Inc., 7.88%, 9/01/18	18	18,675

		158,760

Total Corporate Bonds – 18.2%		9,818,898

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations – 3.5%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.63%, 3/25/37 (b)	81	78,016
Banc of America Funding Corp., Series 2005-H, Class 2A1, 2.75%, 11/20/35 (b)	550	373,384
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, 5.36%, 11/25/34 (b)	562	472,089
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 3/25/36	256	211,686
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.76%, 1/25/35 (b)	293	256,993
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A8, 2.45%, 10/25/35 (b)	332	280,477
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR18, Class 2A1, 5.35%, 11/25/36 (b)	286	235,926

Total Non-Agency Mortgage-Backed Securities – 3.5%		1,908,571

Preferred Securities	Par (000)	Value

Capital Trusts

Commercial Banks – 0.3%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)	$145	$144,094

Diversified Financial Services – 0.1%
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	55	55,000

Insurance – 0.7%
American International Group, Inc., 8.18%, 5/15/68 (b)	35	37,975
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)	100	111,000
Swiss Re Capital I LP, 6.85% (a)(b)(d)	155	142,790
XL Group Plc, 6.50% (b)(d)	140	113,750

		405,515

Total Capital Trusts – 1.1%		604,609

Preferred Stocks	Shares	Value

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, 7.75%	10,000	16,000

Total Preferred Stocks – 0.0%		16,000

Trust Preferreds

Diversified Financial Services – 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40	3,689	100,673

Total Trust Preferreds – 0.2%		100,673

Total Preferred Securities – 1.3%		721,282

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities – 69.6%
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/42 (e)	$5,800	5,946,813
3.50%, 7/01/42 (e)	8,000	8,407,500
4.00%, 7/01/42 (e)	6,100	6,490,781
4.50%, 7/01/42 (e)	8,000	8,580,000
5.00%, 7/01/42 (e)	800	865,750
5.50%, 7/01/27-7/01/42 (e)	6,500	7,085,625
6.00%, 7/01/42 (e)	200	219,750

Total U.S. Government Sponsored Agency Securities – 69.6%		37,596,219

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds:
3.13%, 2/15/42	290	311,478
3.00%, 5/15/42	2,380	2,492,679

BLACKROCK FUNDS II	JUNE 30, 2012	57

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (formerly BlackRock Multi-Sector Bond Portfolio) (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes:
0.25%, 5/31/14	$75	$74,906
0.38%, 6/15/15	3,505	3,501,989
0.63%, 5/31/17	2,735	2,722,394
0.75%, 6/30/17	2,805	2,807,850
1.13%, 5/31/19	125	125,195
1.00%, 6/30/19	125	124,004
1.75%, 5/15/22	7,442	7,502,668

Total U.S. Treasury Obligations – 36.4%		19,663,163

Total Long-Term Investments (Cost – $69,336,707) – 129.0%		69,708,133

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (f)(g)	21,278,415	21,278,415

Total Short-Term Securities (Cost – $21,278,415) – 39.4%		21,278,415

Options Purchased	Notional Amount (000)	Value

Over-the-Counter Call Options – 0.0%
USD Currency, Strike Price JPY 85, Expires 8/24/12, Broker Goldman Sachs Group, Inc.	$885	923
USD Currency, Strike Price JPY 90, Expires 8/24/12, Broker Citigroup, Inc.	885	106

Total Options Purchased (Cost – $14,853) – 0.0%		1,029

Total Investments Before TBA Sale Commitments and Options Written (Cost – $90,629,975*) – 168.4%		90,987,577

TBA Sale Commitments (e)	Par (000)	Value

Fannie Mae Mortgage-Backed Securities:
5.50%, 7/01/27-7/01/42	6,500	(7,085,625)
3.00%, 7/01/42	5,800	(5,946,813)
3.50%, 7/01/42	8,000	(8,407,500)
4.00%, 7/01/42	6,100	(6,490,781)
4.50%, 7/01/42	8,000	(8,580,000)
5.00%, 7/01/42	800	(865,750)
6.00%, 7/01/42	200	(219,750)

Total TBA Sale Commitments (Proceeds – $37,521,192) – (69.6)%		(37,596,219)

Options Written	Notional Amount (000)	Value

Over-the-Counter Call Options – (0.0)%
USD Currency, Strike Price JPY 85, Expires 8/24/12, Broker Citigroup, Inc.	$885	$ (923)
USD Currency, Strike Price JPY 90, Expires 8/24/12, Broker Goldman Sachs Group, Inc.	885	(106)

Total Options Written
(Premiums Received – $16,894) – (0.0)%		(1,029)

Total Investments Net of TBA Sale Commitments and Options Written – 98.8%		53,390,329
Other Assets Less Liabilities – 1.2%		632,174

Net Assets – 100.0%		$54,022,503

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$90,660,949

Gross unrealized appreciation	$493,105
Gross unrealized depreciation	(166,477)

Net unrealized appreciation	$326,628

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.(nodolrow;2}	–	$5,551
Barclays Plc	–	$2,887
Citigroup, Inc.	–	$(7,500)
Credit Suisse Group AG	–	$(22,199)
Deutsche Bank AG	–	$426
Goldman Sachs Group, Inc.	–	$1,367
JPMorgan Chase & Co.	–	$605
Morgan Stanley	–	$(1,301)
Royal Bank of Scotland Group Plc	–	$375
UBS AG	–	$164
Wells Fargo & Co.	–	$(187)

58	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (formerly BlackRock Multi-Sector Bond Portfolio)

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Shares Purchased	Shares Sold	Shares Held at June 30, 2012	Value at June 30, 2012	Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	176,263	21,102,1521	–	21,278,415	$21,278,415	–	$7,844
iShares JPMorgan USD Emerging Markets Bond Fund	5,000	–	(5,000)	–	–	$(15,052)	$2,203

[1]	Represents net shares purchased.

(g)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

Deutsche Bank AG	(0.75)%	2/01/12	Open	$109,534	$109,880

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased	Currency Sold		Counter- party	Settlement Date	Unrea- lized Appre- ciation (Depre- ciation)
USD 340,278	GBP	217,000	UBS AG	7/03/12	$ 424
CHF 528,231	EUR	440,000	Citigroup, Inc.	7/11/12	(190)
EUR 220,000	CHF	264,212	Citigroup, Inc.	7/11/12	(7)
EUR 220,000	CHF	264,187	UBS AG	7/11/12	19
GBP 212,000	USD	332,426	UBS AG	7/18/12	(418)
JPY 2,244,000	USD	28,266	Royal Bank of Scotland Group Plc	7/18/12	(185)
USD 250,538	GBP	157,000	Goldman Sachs Group, Inc.	7/18/12	4,664
USD 85,357	GBP	55,000	UBS AG	7/18/12	(778)
USD 27,277	JPY	2,244,000	Credit Suisse Group AG	7/18/12	(803)
EUR 276,000	USD	347,527	Deutsche Bank AG	7/25/12	1,826
EUR 60,000	USD	75,544	UBS AG	7/25/12	402
USD 327,168	EUR	264,000	Citigroup, Inc.	7/25/12	(6,996)
USD 6,281	EUR	5,000	Citigroup, Inc.	7/25/12	(48)
USD 86,590	EUR	67,000	Royal Bank of Scotland Group Plc	7/25/12	1,783

Total	$ (307)

—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrea- lized Depre- ciation

	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2012
3				USD	371,906	$(323)
—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appre- ciation (Depre- ciation)

9	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2012	USD	1,981,688	$ 1,093
34	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2012	USD	4,534,750	(2,605)

Total						$(1,512)

—	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows:

Index	Re- ceive Fixed Rate	Counter- party	Expi- ration Date	Credit Rating[1]	Notio- nal Amount (000)[2]		Unrea- lized Appre- ciation

CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	B+	USD	2,772	$36,803

CDX.NA.HY Series 18 Version 2	5.00%	Deutsche Bank AG	6/20/17	B+	USD	282	2,576

Total							$39,379

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

BLACKROCK FUNDS II	JUNE 30, 2012	59

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio (formerly BlackRock Multi-Sector Bond Portfolio)

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Corporate Bonds	–	9,818,898	–	9,818,898
Non-Agency Mortgage-Backed Securities	–	1,908,571	–	1,908,571
Preferred Securities	116,673	604,609	–	721,282
U.S. Government Sponsored Agency Securities	–	37,596,219	–	37,596,219
U.S. Treasury Obligations	–	19,663,163	–	19,663,163
Short-Term Securities	21,278,415	–	–	21,278,415

	Level 1	Level 2	Level 3	Total

Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(37,596,219)	–	(37,596,219)

Total	$21,395,088	$31,995,241	–	$53,390,329

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$39,379	–	$39,379
Foreign currency exchange contracts	$424	9,723	–	10,147
Interest rate contracts	1,093	–	–	1,093
Liabilities:
Foreign currency exchange contracts	–	(10,454)	–	(10,454)
Interest rate contracts	(2,928)	–	–	(2,928)

Total	$(1,411)	$38,648	–	$37,237

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$514,064	–	–	$514,064
Foreign currency	101,756	–	–	101,756
Cash pledged as collateral for financial futures contracts	91,000	–	–	91,000
Cash pledged as collateral for swap contracts	110,000	–	–	110,000
Liabilities:
Reverse repurchase agreements	–	$(109,880)	–	(109,880)

Total	$816,820	$(109,880)	–	$706,940

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Collateralized Debt Obligations	U.S. Government Sponsored Agency Securities	Total

Assets:
Opening balance, as of September 30, 2011	$1,225,502	$ 395,000	$ 287,900	$1,908,402
Transfers into Level 3[2]	–	–	–	–
Transfers out of Level 3[2]	–	–	–	–
Accrued discounts/premiums	25	1,066	–	1,091
Net realized gain (loss)	4,525	(47,939)	(50,475)	(93,889)
Net change in unrealized appreciation/depreciation[3]	(417)	49,373	40,193	89,149
Purchases	–	–	–	–
Sales	(1,229,635)	(397,500)	(277,618)	(1,904,753)

Closing balance, as of June 30, 2012	–	–	–	–

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2012 was $0.

60	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock Secured Credit Portfolio (formerly BlackRock Multi-Sector Bond Portfolio)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts
	Assets	Liabilities	Total

Opening balance, as of September 30, 2011	$405	–	$405
Transfers into Level 3[4]	–	–	–
Transfers out of Level 3[4]	–	–	–
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	2,260	–	2,260
Net change in unrealized appreciation/depreciation[5]	(405)	–	(405)
Purchases	–	–	–
Issues[6]	–	–	–
Sales	(2,260)	–	(2,260)
Settlements[7]	–	–	–

Closing balance, as of June 30, 2012	–	–	–

[4]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[5]	The change in unrealized appreciation/depreciation on swaps still held as of June 30, 2012 was $0.
[6]	Issues represent upfront cash received on certain derivative financial instruments.
[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FUNDS II	JUNE 30, 2012	61

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Conseco Financial Corp., Series 1997-5, Class A7, 7.13%, 5/15/29 (a)	USD	384	$394,413
Fannie Mae Whole Loan, Series 1996-W1, Class AL, 7.25%, 3/25/26 (a)		94	104,477
SLM Student Loan Trust:
Series 2008-5, Class A2, 1.57%, 10/25/16 (a)		2,430	2,452,186
Series 2008-5, Class A3, 1.77%, 1/25/18 (a)		1,130	1,155,017
Series 2008-5, Class A4, 2.17%, 7/25/23 (a)		3,040	3,161,488
U.S. Small Business Administration, Series 2003-10A, Class 1, 4.63%, 3/10/13		315	321,894

Total Asset-Backed Securities – 0.6%			7,589,475

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels – 0.1%
ENSCO Offshore Co., 6.36%, 12/01/15		811	883,710

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities – 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36		571	571,034

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.35%, 5/25/36 (a)(b)		4,843	78,671

Total Non-Agency Mortgage-Backed Securities – 0.0%			649,705

Project Loans – 0.0%	Par (000)		Value

Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23		86	84,135

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 4.5%
Fannie Mae:
1.75%, 5/07/13		2,665	2,697,441
2.91%, 10/09/19 (c)(d)		4,400	3,566,512
4.13%, 4/15/14		2,400	2,560,750
6.63%, 11/15/30 (e)		3,900	5,916,862
Federal Home Loan Bank:
3.63%, 10/18/13 (c)		10,750	11,206,768
4.00%, 9/06/13 (c)		9,100	9,497,033
Freddie Mac:
2.13%, 9/21/12		4,200	4,218,190
2.50%, 4/23/14		1,650	1,714,259
3.75%, 3/27/19		3,300	3,811,602
4.38%, 7/17/15		6,100	6,803,117
4.88%, 6/13/18		3,300	3,996,564
U.S. Small Business Administration:
Series 1996-20H, 7.25%, 8/01/16		241	257,055
Series 1996-20J, 7.20%, 10/01/16		220	236,416
Series 1998-20J, Class 1, 5.50%, 10/01/18		559	606,235

			57,088,804

U.S. Government Sponsored Agency Securities	Par (000)			Value

Collateralized Mortgage Obligations – 5.5%
Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	USD	256		$265,003
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (a)		25,020		28,060,205
Ginnie Mae:
Series 2005-9, Class Z, 4.65%, 1/16/45 (a)		7,027		7,720,136
Series 2005-10, Class ZB, 5.18%, 12/16/44 (a)		4,017		4,655,869
Series 2005-29, Class Z, 4.25%, 4/16/45 (a)		6,099		6,428,960
Series 2005-59, Class ZA, 4.96%, 3/16/46 (a)		12,140		13,813,191
Series 2005-67, Class Z, 4.72%, 8/16/45 (a)		7,560		8,041,474

				68,984,838

Interest Only Collateralized Mortgage Obligations – 0.3%
Ginnie Mae:
Series 2004-10, 0.41%, 1/16/44 (a)		27,708		220,250
Series 2004-77, 0.38%, 9/16/44 (a)		73,194		868,666
Series 2005-9, 0.47%, 1/16/45 (a)		56,294		1,148,517
Series 2005-50, 0.75%, 6/16/45 (a)		20,105		554,604
Series 2006-30, 0.51%, 5/16/46 (a)		27,289		820,228

				3,612,265

Mortgage-Backed Securities – 142.5%
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/27-7/01/42 (f)		67,600		69,995,407
3.09%, 3/01/41 (a)		1,786		1,870,140
3.15%, 3/01/41 (a)		2,306		2,407,665
3.31%, 12/01/40 (a)		2,892		3,048,244
3.33%, 6/01/41 (a)		3,987		4,195,565
3.48%, 9/01/41 (a)		2,859		3,010,872
3.50%, 11/01/26-7/01/42 (f)		342,249		360,254,573
4.00%, 2/01/25-7/01/42 (f)		308,685		329,636,159
4.50%, 2/01/25-7/01/42 (f)		248,901		267,670,590
5.00%, 9/01/33-7/01/42 (f)		149,843		162,332,856
5.50%, 9/01/34-7/01/42 (f)		114,445		125,028,705
6.00%, 5/01/33-7/01/42 (f)		174,738		192,227,059
6.50%, 5/01/40		15,477		17,473,977
Freddie Mac Mortgage-Backed Securities:
3.04%, 2/01/41 (a)		2,763		2,893,054
3.50%, 7/01/42 (f)		9,200		9,648,500
4.00%, 7/01/42 (f)		17,600		18,678,000
4.50%, 7/01/42 (f)		69,800		74,511,500
5.00%, 10/01/36-7/01/42 (f)		26,316		28,342,766
5.50%, 4/01/38-1/01/40		17,342		18,867,945
13.00%, 4/01/14		– (g	)	57
Ginnie Mae Mortgage-Backed Securities:
3.00%, 9/15/35		98		97,951
3.50%, 7/15/42 (f)		10,500		11,224,669
4.00%, 7/15/42 (f)		22,100		24,120,844
4.50%, 7/15/42 (f)		39,900		43,732,657
5.00%, 10/20/39-7/15/42 (f)		24,274		26,804,746
7.00%, 6/15/23-3/15/24		– (g	)	463

				1,798,074,964

Total U.S. Government Sponsored Agency Securities – 152.8%				1,927,760,871

62	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
3.13%, 2/15/42	USD	20,530	$22,050,493
3.00%, 5/15/42		41,180	43,129,626
U.S. Treasury Inflation Indexed Bonds:
2.13%, 2/15/41		2,274	3,246,394
0.75%, 2/15/42		1,548	1,623,554
U.S. Treasury Notes:
0.25%, 5/31/14		160,170	159,969,787
0.38%, 6/15/15		117,610	117,508,973
0.88%, 2/28/17		5	5,043
0.63%, 5/31/17		23,805	23,695,283
0.75%, 6/30/17		63,000	63,064,008
1.13%, 5/31/19		35,265	35,320,084
1.00%, 6/30/19		35,095	34,815,328
1.75%, 5/15/22		50,740	51,152,263

Total U.S. Treasury Obligations – 44.0%			555,580,836

Total Long-Term Investments
(Cost – $2,475,973,587) – 197.5%			2,492,548,732

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (h)(i)		20,276,990	20,276,990

Total Short-Term Securities (Cost – $20,276,990) – 1.6%			20,276,990

Options Purchased	Contracts		Value

Exchange-Traded Call Options – 0.0%
Euro Dollar (3 Year) Mid-Curve, Strike Price USD 99, Expires 8/10/12		761	85,612

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Call Options – 0.0%
USD Currency, Strike Price CAD 1.01, Expires 7/24/12, Broker Goldman Sachs Group, Inc.	USD	947	14,913
USD Currency, Strike Price CAD 1.04, Expires 7/24/12, Broker BNP Paribas SA		947	3,133

			18,046

Over-the-Counter Put Options – 0.0%
GBP Currency, Strike Price USD 1.55, Expires 7/05/12, Broker Royal Bank of Scotland Group Plc	GBP	899	713
GBP Currency, Strike Price USD 1.59, Expires 7/05/12, Broker BNP Paribas SA		899	16,236

			16,949

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 1.350% and receive a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG	USD	72,500	116
Pay a fixed rate of 2.130% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		57,600	89,902
Pay a fixed rate of 2.130% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		19,900	31,060
Pay a fixed rate of 2.150% and receive a floating rate based on 3-month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG		42,700	35,569

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 2.150% and receive a floating rate based on 3-month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG	USD	11,200	$9,330
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker Deutsche Bank AG		19,000	15
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		7,000	184,252

			350,244

Total Options Purchased (Cost – $2,582,385) – 0.1%			470,851

Total Investments Before TBA Sale Commitments and Options Written (Cost – $2,498,832,962*) – 199.2%			2,513,296,573

TBA Sale Commitments (f)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/27-7/01/42		44,100	(45,546,875)
3.50%, 7/01/27-7/01/42		233,200	(245,162,563)
4.00%, 7/01/27-7/01/42		257,400	(273,807,578)
4.50%, 7/01/42		193,500	(207,503,750)
5.00%, 7/01/42		123,300	(133,407,937)
5.50%, 7/01/42		80,200	(87,457,969)
6.00%, 7/01/42		141,400	(155,356,688)
Freddie Mac Mortgage-Backed Securities:
4.50%, 7/01/42		34,900	(37,266,656)
5.00%, 7/01/42		1,800	(1,934,437)

Total TBA Sale Commitments (Proceeds – $1,184,945,256) – (94.1)%			(1,187,444,453)

Options Written	Contracts		Value

Exchange-Traded Call Options – (0.0)%
Euro Dollar (3 Year) Mid-Curve, Strike Price USD 99.125, Expires 8/10/12		761	(28,538)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Options – (0.0)%
USD Currency, Strike Price CAD 1.01, Expires 7/24/12, Broker BNP Paribas SA	USD	947	(14,913)
USD Currency, Strike Price CAD 1.04, Expires 7/24/12, Broker Goldman Sachs Group, Inc.		947	(3,133)

			(18,046)

Over-the-Counter Put Options – (0.0)%
GBP Currency, Strike Price USD 1.55, Expires 7/05/12, Broker BNP Paribas SA	GBP	899	(713)
GBP Currency, Strike Price USD 1.59, Expires 7/05/12, Broker Royal Bank of Scotland Group Plc		899	(16,236)

			(16,949)

Over-the-Counter Interest Rate Call Swaptions – (0.1)%
Pay a fixed rate of 1.250% and receive a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc	USD	9,700	(85,488)

BLACKROCK FUNDS II	JUNE 30, 2012	63

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value

Over-the-Counter Interest Rate Call Swaptions – (concluded)
Pay a fixed rate of 2.050% and receive a floating rate based on 3-month LIBOR, Expires 4/14/14, Broker Deutsche Bank AG	USD	7,600	$(249,101)
Pay a fixed rate of 3.645% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		3,200	(333,228)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase & Co.		2,300	(635,129)

			(1,302,946)

Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 1.400% and pay a floating rate based on 3-month LIBOR, Expires 9/04/12, Broker JPMorgan Chase & Co.		3,800	(1,745)
Receive a fixed rate of 1.550% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Morgan Stanley		17,700	(16,769)
Receive a fixed rate of 2.050% and pay a floating rate based on 3-month LIBOR, Expires 4/14/14, Broker Deutsche Bank AG		7,600	(88,639)
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc		9,700	(113,478)
Receive a fixed rate of 2.400% and pay a floating rate based on 3-month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG		11,200	(1,292)
Receive a fixed rate of 2.400% and pay a floating rate based on 3-month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG		42,700	(4,928)
Receive a fixed rate of 3.645% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		3,200	(135,193)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase & Co.		2,300	(477)
Receive a fixed rate of 6.000% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		14,000	(185,188)

			(547,709)

Total Options Written
(Premiums Received – $2,141,527) – (0.2)%			(1,914,188)

Total Investments Net of TBA Sale Commitments and Options Written – 104.9%			1,323,937,932
Liabilities in Excess of Other Assets – (4.9)%			(61,952,806)

Net Assets – 100.0%			$1,261,985,126

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,499,875,281

Gross unrealized appreciation.	$25,674,972
Gross unrealized depreciation.	(12,253,680)

Net unrealized appreciation	$13,421,292

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$22,612,250	$103,836
Barclays Plc	$9,194,578	$(112,539)
BNP Paribas SA	$(20,242,969)	$(25,039)
Citigroup, Inc.	$71,293,013	$(146,316)
Credit Suisse Group AG	$(7,731,281)	$(32,107)
Deutsche Bank AG	$(1,914,594)	$(12,226)
Goldman Sachs Group, Inc.	$(83,680,688)	$(214,211)
JPMorgan Chase & Co.	$65,013,906	$95,195
Morgan Stanley	$(40,614,156)	$(65,426)
Nomura Securities International, Inc.	$7,729,219	$(668,817)
Royal Bank of Canada	$(27,665,625)	$(162,500)
Royal Bank of Scotland Group Plc	$56,139,438	$(1,125)
UBS AG	$4,001,906	$28,992
Wells Fargo & Co.	$12,906,581	$328,056

(g)	Par is less than $500.
(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at June 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	174,900,544	(154,623,554)	20,276,990	$30,583

(i)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased	Currency Sold		Counter- party	Settlement Date	Unrea- lized Appre- ciation (Depre- ciation)

CAD 1,163,729	USD	1,140,187	BNP Paribas SA	7/03/12	$ –

USD 1,140,911	CAD	1,162,748	Citigroup, Inc.	7/03/12	–

CHF 9,719,518	EUR	8,091,918	Royal Bank of Scotland Group Plc	7/05/12	(107)

EUR 8,091,918	CHF	9,717,827	Goldman Sachs Group, Inc.	7/05/12	964

CHF 8,143,661	EUR	6,781,072	Royal Bank of Scotland Group Plc	7/16/12	695

EUR 6,781,072	CHF	8,139,660	UBS AG	7/16/12	3,522

Total					$5,074

64	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrea- lized Appre- ciation

75	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2012	USD	16,514,063	$(633)
163	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2012	USD	20,206,906	(27,566)

Total						$(28,199)

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrea- lized Appre- ciation

100	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2012	USD	13,337,500	$(2,161)
50	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2012	USD	7,398,438	8,199
31	Ultra Treasury Bonds	Chicago Board Options	September 2012	USD	5,172,156	12,434
33	Australian Dollar Futures	Chicago Mercantile	September 2012	USD	3,355,770	(3,871)

Total						$14,601

—	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counter- party	Expiration Date	Notional Amount (000)		Unrea- lized Appre- ciation (Depre- ciation)

0.54%[1]	3-month LIBOR	Bank of America Corp.	6/26/14	USD	5,900	$(1,088)

0.54%[1]	3-month LIBOR	Barclays Plc	6/26/14	USD	46,700	(8,335)

0.55%[2]	3-month LIBOR	Credit Suisse Group AG	7/03/14	USD	51,200	(1,147)

1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	42,100	(1,089,961)

1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	18,200	(471,195)

1.39%[1]	3-month LIBOR	Royal Bank of Scotland Group Plc	6/29/17	USD	4,100	86,156

1.74%[1]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	6,300	161,187

1.74%[1]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	700	17,910

3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	25,020	(3,514,134)

2.34%[1]	3-month LIBOR	Deutsche Bank AG	3/19/22	USD	15,700	948,221

3.90%[2]	3-month LIBOR	UBS AG	3/21/22	USD	12,000	(2,020,807)

Fixed Rate	Floating Rate	Counter- party	Expiration Date	Notional Amount (000)		Unrealized Appre- ciation (Depre- ciation)

3.94%[2]	3-month LIBOR	UBS AG	3/23/22	USD	15,000	$(2,590,891)

2.13%[1]	3-month LIBOR	Royal Bank of Scotland Group Plc	4/11/22	USD	2,500	95,458

2.82%[2]	3-month Canadian Bankers Acceptance	Deutsche Bank AG	5/18/22	CAD	6,800	4,592

1.95%[1]	3-month LIBOR	Citigroup, Inc.	5/18/22	USD	8,500	153,816

2.86%[2]	3-month Canadian Bankers Acceptance	Morgan Stanley	5/23/22	CAD	6,800	(4,474)

1.81%[1]	3-month LIBOR	Citigroup, Inc.	6/22/22	USD	4,200	13,746

1.76%[2]	3-month LIBOR	Citigroup, Inc.	6/25/22	USD	11,400	17,169

1.72%[2]	3-month LIBOR	Deutsche Bank AG	7/02/22	USD	11,400	74,085

2.85%[2]	3-month LIBOR	Bank of America Corp.	2/09/42	USD	1,800	(149,605)

Total						$(8,279,297)

[1]	Fund pays a floating rate and receives a fixed rate.
[2]	Fund pays a fixed rate and receives a floating rate.

BLACKROCK FUNDS II	JUNE 30, 2012	65

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

—	Total return swaps outstanding as of June 30, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[1]	Bank of America Corp.	10/06/21	USD	6,385	$(154,128)
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Citigroup, Inc.	1/12/41	USD	13,649	172,701
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Citigroup, Inc.	1/12/41	USD	9,960	145
Return on Markit IO S 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase & Co.	1/12/41	USD	2,804	(1,326)

Total							$ 17,392

[1]	Net payment made at termination.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term
Investments:
Asset-Backed Securities	–	$7,589,475	–	$7,589,475
Corporate Bonds	–	883,710	–	883,710
Non-Agency Mortgage-Backed Securities	–	649,705	–	649,705
Project Loans	–	–	$84,135	84,135
U.S. Government Sponsored Agency Securities	–	1,927,760,871	–	1,927,760,871
U.S. Treasury Obligations	–	555,580,836	–	555,580,836
Short-Term Securities	$20,276,990	–	–	20,276,990
Liabilities:
Investments in Securities:
TBA Sale Commit- ments	–	(1,187,444,453)	–	(1,187,444,453)

Total	$20,276,990	$1,305,020,144	$84,135	$1,325,381,269

66	BLACKROCK FUNDS II	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$5,181	–	$5,181
Interest rate contracts	$106,245	2,130,425	–	2,236,670
Liabilities:
Foreign currency exchange contracts	(3,978)	–	–	(3,978)
Interest rate contracts	(58,898)	(11,738,613)	–	(11,797,511)
Other contracts	–	(154,128)	–	(154,128)

Total	$43,369	$(9,757,135)	–	$(9,713,766)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash.	$100,986,476	–	–	$100,986,476
Foreign currency	2,005,549	–	–	2,005,549
Cash pledged as collateral for financial futures contracts	463,000	–	–	463,000
Cash pledged as collateral for swap contracts	5,743,000	–	–	5,743,000

Total	$109,198,025	–	–	$109,198,025

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS II	JUNE 30, 2012	67

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 24, 2012